UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2015

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.05%

COMMON STOCKS 14.83%

Aerospace/Defense 0.48%

B/E Aerospace, Inc.	15	$954,300
Huntington Ingalls Industries, Inc.	7	981,050
Raytheon Co.	9	928,625
TransDigm Group, Inc.	8	1,793,504
Total		4,657,479

Air Transportation 0.24%

Alaska Air Group, Inc.	16	1,025,790
Southwest Airlines Co.	29	1,271,410
Total		2,297,200

Banking 0.10%

SunTrust Banks, Inc.	25	1,014,923

Beverages 0.15%

Monster Beverage Corp.*	11	1,466,987

Brokerage 0.10%

TD Ameritrade Holding Corp.	26	957,582

Building Materials 0.19%

Caesarstone Sdot-Yam Ltd. (Israel)(a)	15	928,863
RPM International, Inc.	20	959,800
Total		1,888,663

Chemicals 0.31%

Axalta Coating Systems Ltd.*	70	1,922,352
International Flavors & Fragrances, Inc.	9	1,091,820
Total		3,014,172

Discount Store 0.10%

Dollar General Corp.*	13	987,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Shares (000)		Fair Value
Diversified Capital Goods 0.10%

A.O. Smith Corp.		15	$998,032

Electric: Distribution/Transportation 0.12%

ITC Holdings Corp.		32	1,194,017

Electric: Integrated 0.26%

Portland General Electric Co.		41	1,535,526
PPL Corp.		31	1,029,996
Total			2,565,522

Electronics 0.65%

Avago Technologies Ltd. (Singapore)(a)		12	1,460,270
Freescale Semiconductor Ltd.*		54	2,201,040
NXP Semiconductors NV (Netherlands)*(a)		15	1,465,256
Sensata Technologies Holding NV (Netherlands)*(a)		21	1,200,705
Total			6,327,271

Energy: Exploration & Production 0.52%

Diamondback Energy, Inc.*		14	1,060,392
MEG Energy Corp.*(b)	CAD	58	940,170
Memorial Resource Development Corp.*		58	1,021,824
Parsley Energy, Inc. Class A*		126	2,016,356
Total			5,038,742

Food & Drug Retailers 0.41%

Kroger Co. (The)		28	2,123,482
Rite Aid Corp.*		218	1,897,027
Total			4,020,509

Food: Wholesale 0.68%

Gruma SAB de CV ADR		31	1,575,110
Hershey Co. (The)		12	1,251,284
Mead Johnson Nutrition Co.		10	985,194
Pinnacle Foods, Inc.		24	995,764
WhiteWave Foods Co. (The)*		42	1,844,544
Total			6,651,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Shares (000)	Fair Value
Gas Distribution 0.14%

Sempra Energy	13	$1,395,456

Health Facilities 0.25%

Acadia Healthcare Co., Inc.*	20	1,464,793
VCA, Inc.*	18	959,350
Total		2,424,143

Health Services 0.76%

Bluebird Bio, Inc.*	12	1,461,317
Envision Healthcare Holdings, Inc.*	27	1,023,945
Illumina, Inc.*	12	2,246,244
Omnicare, Inc.	21	1,618,260
Quest Diagnostics, Inc.	14	1,037,475
Total		7,387,241

Hotels 0.11%

Hilton Worldwide Holdings, Inc.*	35	1,033,738

Investments & Miscellaneous Financial Services 0.45%

Affiliated Managers Group, Inc.*	5	966,510
Intercontinental Exchange, Inc.	6	1,469,601
Invesco Ltd.	23	920,808
WisdomTree Investments, Inc.	48	1,021,496
Total		4,378,415

Machinery 0.11%

Middleby Corp. (The)*	11	1,088,090

Managed Care 0.10%

Cigna Corp.	8	1,022,576

Media: Content 0.13%

Netflix, Inc.*	3	1,250,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Shares (000)		Fair Value
Medical Products 0.40%

Alere, Inc.*		21	$1,007,340
Edwards Lifesciences Corp.*		7	925,990
Thermo Fisher Scientific, Inc.		7	967,248
Zimmer Holdings, Inc.		9	1,034,176
Total			3,934,754

Metals/Mining (Excluding Steel) 0.03%

Mirabela Nickel Ltd.*(b)	AUD	2,560	270,739

Oil Refining & Marketing 0.10%

Tesoro Corp.		11	1,004,190

Packaging 0.12%

Rock-Tenn Co. Class A		18	1,128,750

Personal & Household Products 0.71%

Brunswick Corp.		19	992,985
Harman International Industries, Inc.		8	1,002,225
Jarden Corp.*		30	1,597,580
Snap-on, Inc.		7	955,890
Tempur Sealy International, Inc.*		16	941,162
Whirlpool Corp.		7	1,475,038
Total			6,964,880

Pharmaceuticals 1.84%

Alexion Pharmaceuticals, Inc.*		5	918,490
Alkermes plc (Ireland)*(a)		15	926,744
BioMarin Pharmaceutical, Inc.*		10	1,221,276
Bristol-Myers Squibb Co.		16	999,750
Celgene Corp.*		12	1,337,248
Intercept Pharmaceuticals, Inc.*		4	1,079,290
Mallinckrodt plc*		10	1,253,835
Medivation, Inc.*		17	2,194,190
Puma Biotechnology, Inc.*		9	2,047,074
Regeneron Pharmaceuticals, Inc.*		3	1,489,884
Valeant Pharmaceuticals International, Inc.*		6	1,271,168
Vertex Pharmaceuticals, Inc.*		11	1,238,685
Zoetis, Inc.		42	1,934,922
Total			17,912,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Shares (000)		Fair Value
Real Estate Investment Trusts 0.34%

CBRE Group, Inc. Class A*		45	$1,730,337
Hudson Pacific Properties, Inc.		32	1,048,804
InfraREIT, Inc.		17	498,324
Total			3,277,465

Recreation & Travel 0.34%

Norwegian Cruise Line Holdings Ltd.*		38	2,073,984
Royal Caribbean Cruises Ltd.		16	1,293,230
Total			3,367,214

Restaurants 0.71%

Buffalo Wild Wings, Inc.*		7	1,214,308
Darden Restaurants, Inc.		15	1,040,100
Domino’s Pizza, Inc.		10	985,390
Restaurant Brands International LP Unit(b)	CAD	31	1,115,199
Starbucks Corp.		12	1,145,870
Yum! Brands, Inc.		18	1,432,704
Total			6,933,571

Software/Services 1.77%

Akamai Technologies, Inc.*		14	980,421
Alliance Data Systems Corp.*		3	948,000
Arista Networks, Inc.*		7	500,763
Cognizant Technology Solutions Corp. Class A*		18	1,098,064
FireEye, Inc.*		35	1,369,825
GrubHub, Inc.*		25	1,121,133
LinkedIn Corp. Class A*		4	999,440
Mobileye NV (Israel)*(a)		46	1,933,380
Proofpoint, Inc.*		34	2,013,480
ServiceNow, Inc.*		19	1,496,820
Splunk, Inc.*		30	1,746,400
Twitter, Inc.*		61	3,069,904
Total			17,277,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Shares (000)		Fair Value
Specialty Retail 0.96%

Cracker Barrel Old Country Store, Inc.		7	$988,910
lululemon athletica, Inc. (Canada)*(a)		15	979,506
Moncler SpA(b)	EUR	63	1,052,803
Restoration Hardware Holdings, Inc.*		31	3,078,659
Sally Beauty Holdings, Inc.*		33	1,120,462
Skechers U.S.A., Inc. Class A*		16	1,143,369
VF Corp.		13	971,499
Total			9,335,208

Support: Services 0.30%

Priceline Group, Inc. (The)*		1	931,320
Robert Half International, Inc.		33	1,991,108
Total			2,922,428

Technology Hardware & Equipment 0.34%

Cavium, Inc.*		21	1,515,548
CommScope Holding Co., Inc.*		31	890,448
NVIDIA Corp.		45	947,902
Total			3,353,898

Telecommunications: Wireless 0.26%

Qorvo, Inc.*		19	1,542,036
T-Mobile US, Inc.*		30	957,038
Total			2,499,074

Trucking & Delivery 0.15%

Old Dominion Freight Line, Inc.*		19	1,430,050
Total Common Stocks (cost $126,990,860)			144,672,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 1.24%

Automakers 0.38%

Fiat Chrysler Automobiles NV (United Kingdom)(a)	7.875%	12/15/2016	$2,000	$2,714,062
Tesla Motors, Inc.	1.25%	3/1/2021	1,125	947,813
Total				3,661,875

Pharmaceuticals 0.36%

Depomed, Inc.	2.50%	9/1/2021	189	250,307
Isis Pharmaceuticals, Inc.†	1.00%	11/15/2021	800	933,000
Mylan, Inc.	3.75%	9/15/2015	525	2,336,578
Total				3,519,885

Software/Services 0.31%

Vipshop Holdings Ltd. (China)(a)	1.50%	3/15/2019	1,350	2,115,281
Yahoo!, Inc.	Zero Coupon	12/1/2018	875	948,281
Total				3,063,562

Technology Hardware & Equipment 0.19%

Nortel Networks Corp. (Canada)(a)(c)	2.125%	4/15/2014	1,900	1,840,625
Total Convertible Bonds (cost $9,985,058)				12,085,947

	Dividend Rate	Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.59%

Electric: Integrated 0.19%

NextEra Energy, Inc.	5.799%	33	1,839,750

Pharmaceuticals 0.21%

Actavis plc	5.50%	2	2,024,000

Real Estate Investment Trusts 0.19%

American Tower Corp.	5.50%	19	1,925,062
Total Convertible Preferred Stocks (cost $5,875,834)			5,788,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 3.82%

Air Transportation 0.08%

Delta Air Lines, Inc. Term Loan	3.25%	4/20/2017	$771	$772,282

Cable & Satellite Television 0.10%

Charter Communications Operating LLC Term Loan G	4.25%	9/10/2021	1,000	1,009,725

Chemicals 0.02%

American Pacific Corp. Term Loan	— (e)	2/27/2019	180	181,575

Consumer/Commercial/Lease Financing 0.10%

AWAS Finance Luxembourg 2012 SA Term Loan (Luxembourg)(a)	3.50%	7/16/2018	958	960,099

Electric: Generation 0.06%

Astoria Energy LLC Advance Term Loan B	5.00%	12/24/2021	590	589,871

Electronics 0.46%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	1,363	1,368,097
NXP B.V. Tranche D Term Loan (Netherlands)(a)	3.25%	1/11/2020	1,393	1,388,925
Sensata Technologies B.V. Third Amendment Term Loan (Netherlands)(a)	3.50%	10/14/2021	1,716	1,728,304
Total				4,485,326

Energy: Exploration & Production 0.27%

Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/12/2021	1,025	955,300
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	2,375	1,626,388
Total				2,581,688

Food: Wholesale 0.22%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	2,129	2,172,400

Health Facilities 0.20%

CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	1,948	1,956,289

Hotels 0.18%

Hilton Worldwide Finance LLC Initial Term Loan	3.50%	10/26/2020	1,727	1,730,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.17%

Crown Holdings, Inc. Delayed Draw Term Loan A	1.928%	12/19/2018	$1,229	$1,227,907
Crown Holdings, Inc. Facility Term Loan A	1.928%	12/19/2018	464	464,035
Total				1,691,942

Personal & Household Products 0.10%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	1,246	984,005

Pharmaceuticals 0.46%

Amgen, Inc. Term Loan	1.255%	9/18/2018	3,070	3,066,281
RPI Finance Trust Term Loan B1	2.775%	11/9/2016	668	669,124
RPI Finance Trust Term Loan B4	3.50%	11/9/2016	723	728,612
Total				4,464,017

Rail 0.24%

Genesee & Wyoming, Inc. Term Loan	2.184%	10/2/2017	2,385	2,382,770

Restaurants 0.20%

New Red Finance, Inc. Term Loan B	4.50%	12/10/2021	942	951,941
Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	945	952,073
Total				1,904,014

Software/Services 0.19%

Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021	305	303,284
SRA International, Inc. Term Loan	6.50%	7/20/2018	1,520	1,532,777
Total				1,836,061

Specialty Retail 0.06%

Gymboree Corp. (The) Term Loan	— (e)	2/23/2018	775	592,503

Support: Services 0.21%

Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	7.50%	7/25/2022	1,150	1,154,071
Avis Budget Car Rental LLC Tranche B Term Loan	3.00%	3/15/2019	920	925,288
Total				2,079,359

Telecommunications: Wireline Integrated & Services 0.10%

Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	948	966,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Telecommunications: Wireless 0.18%

American Tower Corp. Term Loan A	1.43%	1/3/2019			$1,800	$1,798,875

Theaters & Entertainment 0.22%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020			1,169	1,175,232
Kasima LLC Term Loan	3.25%	5/17/2021			932	931,431
Total						2,106,663
Total Floating Rate Loans (cost $37,491,375)						37,246,522

FOREIGN BONDS(b) 0.80%

Colombia 0.10%

Empresas Publicas de Medellin ESP†	7.625%	9/10/2024		COP	2,650,000	1,016,071

Luxembourg 0.06%

Altice SA†	6.25%	2/15/2025		EUR	500	538,835

Netherlands 0.12%

Hema Bondco I BV†	6.25%	6/15/2019		EUR	1,300	1,193,394

Spain 0.22%

Banco Popular Espanol SA	11.50%	—	(f)	EUR	1,700	2,131,818

United Kingdom 0.30%

Iceland Bondco plc†	6.25%	7/15/2021		GBP	850	1,064,569
Iron Mountain Europe plc†	6.125%	9/15/2022		GBP	625	981,084
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	675	924,946
Total						2,970,599
Total Foreign Bonds (cost $8,640,121)						7,850,717

FOREIGN GOVERNMENT OBLIGATIONS 1.10%

Bahamas 0.10%

Commonwealth of Bahamas†(a)	5.75%	1/16/2024			$900	961,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.24%

Government of Bermuda†	4.138%	1/3/2023	$1,350	$1,346,625
Government of Bermuda†	4.854%	2/6/2024	975	1,029,844
Total				2,376,469

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019	525	602,438

Dominican Republic 0.10%

Dominican Republic†(a)	6.85%	1/27/2045	925	975,875

Ivory Coast 0.10%

Ivory Coast Bond†(a)	6.375%	3/3/2028	1,000	1,005,000

Jamaica 0.15%

Government of Jamaica(a)	7.625%	7/9/2025	1,150	1,280,812
Government of Jamaica(a)	8.00%	3/15/2039	200	215,750
Total				1,496,562

Panama 0.10%

Republic of Panama(a)	3.75%	3/16/2025	950	978,500

Senegal 0.14%

Republic of Senegal†(a)	6.25%	7/30/2024	1,400	1,371,252

Vietnam 0.11%

Republic of Vietnam†(a)	4.80%	11/19/2024	975	1,020,094
Total Foreign Government Obligations (cost $10,676,121)				10,788,065

HIGH YIELD CORPORATE BONDS 70.77%

Advertising 0.35%

Affinion Investments LLC	13.50%	8/15/2018	950	589,000
Omnicom Group, Inc.	3.65%	11/1/2024	1,550	1,606,570
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,221,000
Total				3,416,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Aerospace/Defense 0.90%

Bombardier, Inc.(Canada)†(a)	7.50%	3/15/2025		$1,450	$1,434,594
CPI International, Inc.	8.75%	2/15/2018		1,450	1,491,687
DynCorp International, Inc.	10.375%	7/1/2017		725	638,000
GenCorp, Inc.	7.125%	3/15/2021		1,625	1,746,875
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021		2,050	2,142,250
Lockheed Martin Corp.	2.90%	3/1/2025		1,275	1,286,873
Total					8,740,279

Air Transportation 0.33%

Air Canada (Canada)†(a)	7.75%	4/15/2021		775	831,187
American Airlines Group, Inc.†	5.50%	10/1/2019		700	721,000
United Airlines, Inc.	6.636%	7/2/2022		603	650,719
United Continental Holdings, Inc.	6.00%	7/15/2028		1,000	1,003,750
Total					3,206,656

Auto Loans 0.40%

General Motors Financial Co., Inc.	4.375%	9/25/2021		3,675	3,907,775

Auto Parts & Equipment 0.58%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022		150	161,625
Chassix, Inc.†(c)	9.25%	8/1/2018		1,525	1,172,344
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		925	877,594
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		325	331,906
LKQ Corp.	4.75%	5/15/2023		772	760,420
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		1,100	1,086,250
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(a)	7.75%	10/15/2021		1,300	1,293,500
Total					5,683,639

Automakers 0.09%

Jaguar Land Rover Automotive plc (United Kingdom)†(a)	5.625%	2/1/2023		850	898,875

Banking 3.76%

Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	9.00%	—	(f)	800	872,000
Bangkok Bank PCL (Hong Kong)†(a)	3.875%	9/27/2022		775	814,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Bank of America Corp.	4.20%	8/26/2024		$800	$828,614
Bank of America Corp.	4.25%	10/22/2026		1,800	1,860,757
Bank of America Corp.	6.50%	—	(f)	1,900	2,014,000
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024		1,525	1,617,211
Citigroup, Inc.	5.95%	—	(f)	1,525	1,545,969
Citizens Financial Group, Inc.†	5.50%	—	(f)	1,295	1,295,000
Commerzbank AG (Germany)†(a)	8.125%	9/19/2023		1,550	1,850,312
Credit Suisse Group AG (Switzerland)†(a)	7.50%	—	(f)	275	295,969
HSBC Holdings plc (United Kingdom)(a)	6.375%	—	(f)	800	820,000
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		1,550	1,596,418
JPMorgan Chase & Co.	3.875%	9/10/2024		1,900	1,951,494
JPMorgan Chase & Co.	6.75%	—	(f)	1,000	1,090,000
LBG Capital No.1 plc (United Kingdom)†(a)(g)	8.00%	—	(f)	400	435,500
Lloyds Banking Group plc (United Kingdom)(a)	4.50%	11/4/2024		2,300	2,393,624
Lloyds Banking Group plc (United Kingdom)(a)	7.50%	—	(f)	1,409	1,500,585
M&T Bank Corp.	6.45%	—	(f)	850	922,250
Macquarie Bank Ltd. (Australia)†(a)	1.60%	10/27/2017		2,325	2,325,372
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020		725	829,610
MUFG Americas Holdings Corp.	3.00%	2/10/2025		800	792,619
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019		950	919,125
Nordea Bank AB (Sweden)†(a)	6.125%	—	(f)	925	956,198
Popular, Inc.	7.00%	7/1/2019		1,875	1,891,406
Standard Chartered plc (United Kingdom)†(a)	6.50%	—	(f)	1,575	1,590,501
Synovus Financial Corp.	7.875%	2/15/2019		700	787,500
UBS AG (Jersey)(a)	7.25%	2/22/2022		1,350	1,455,849
Wachovia Capital Trust III	5.57%	—	(f)	1,475	1,463,790
Washington Mutual Bank(c)	6.875%	6/15/2011		1,250	125
Total					36,716,107

Beverages 0.50%

Constellation Brands, Inc.	4.25%	5/1/2023		2,000	2,062,500
Cott Beverages, Inc.†	5.375%	7/1/2022		250	241,563
Cott Beverages, Inc.†	6.75%	1/1/2020		975	1,011,562
PepsiCo, Inc.	4.25%	10/22/2044		775	828,436
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023		800	754,000
Total					4,898,061

Brokerage 0.80%

Lazard Group LLC	3.75%	2/13/2025		3,775	3,730,629
TD Ameritrade Holding Corp.	2.95%	4/1/2022		800	814,141
TD Ameritrade Holding Corp.	3.625%	4/1/2025		3,100	3,249,454
Total					7,794,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 0.77%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$900	$821,250
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020	1,300	1,365,000
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	1,025	886,625
Lennar Corp.	4.50%	11/15/2019	950	978,500
PulteGroup, Inc.	6.375%	5/15/2033	2,250	2,340,000
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,000	1,087,500
Total				7,478,875

Building Materials 0.47%

Building Materials Corp. of America†	5.375%	11/15/2024	975	994,500
Hillman Group, Inc. (The)†	6.375%	7/15/2022	973	977,865
Masonite International Corp.†	5.625%	3/15/2023	600	616,500
Owens Corning	9.00%	6/15/2019	145	175,475
Ply Gem Industries, Inc.	6.50%	2/1/2022	925	890,500
Vulcan Materials Co.	4.50%	4/1/2025	948	966,960
Total				4,621,800

Cable & Satellite Television 4.02%

Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	1,000	1,035,000
Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020	2,375	2,642,187
Altice SA (Luxembourg)†(a)	7.625%	2/15/2025	775	780,328
Altice SA (Luxembourg)†(a)	7.75%	5/15/2022	2,000	2,038,750
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	3,153,750
CCO Holdings LLC/CCO Holdings Capital Corp.	5.125%	2/15/2023	2,875	2,914,531
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	1,125	1,206,563
CCOH Safari LLC	5.50%	12/1/2022	450	461,250
CCOH Safari LLC	5.75%	12/1/2024	675	696,938
DISH DBS Corp.	5.125%	5/1/2020	2,700	2,727,000
DISH DBS Corp.	5.875%	7/15/2022	1,100	1,120,625
DISH DBS Corp.	6.75%	6/1/2021	2,375	2,535,313
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	800	879,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	2,575	2,716,625
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	150	162,000
Numericable-SFR (France)†(a)	6.00%	5/15/2022	2,125	2,154,219
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	800	852,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	2,500	2,628,250
UPCB Finance IV Ltd.†(h)	5.375%	1/15/2025	1,604	1,604,000
UPCB Finance V Ltd.†	7.25%	11/15/2021	1,150	1,243,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

Virgin Media Finance plc (United Kingdom)†(a)	6.00%	10/15/2024	$575	$605,906
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.375%	4/15/2021	3,050	3,213,937
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	1,275	1,326,000
Ziggo Bond Finance BV (Netherlands)†(a)	5.875%	1/15/2025	525	551,906
Total				39,249,516

Chemicals 1.07%

Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	1,350	1,388,812
Huntsman International LLC†	5.125%	11/15/2022	750	753,750
Ineos Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	450	479,002
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024	2,075	2,118,990
OCP SA (Morocco)†(a)	6.875%	4/25/2044	975	1,093,219
Platform Specialty Products Corp.†	6.50%	2/1/2022	1,275	1,338,750
Polymer Group, Inc.†	6.875%	6/1/2019	350	335,563
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	1,725	1,800,469
TPC Group, Inc.†	8.75%	12/15/2020	1,225	1,127,000
Total				10,435,555

Consumer/Commercial/Lease Financing 2.31%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(a)	3.75%	5/15/2019	925	931,651
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(a)	5.00%	10/1/2021	1,150	1,223,313
Air Lease Corp.	3.875%	4/1/2021	1,000	1,035,000
Aircastle Ltd.	5.50%	2/15/2022	775	826,344
CIT Group, Inc.	5.00%	8/15/2022	3,675	3,780,656
Discover Bank	7.00%	4/15/2020	950	1,128,990
Discover Financial Services	3.75%	3/4/2025	675	681,323
General Electric Capital Corp.	7.125%	—(f)	3,100	3,650,250
International Lease Finance Corp.	6.25%	5/15/2019	2,900	3,175,500
International Lease Finance Corp.	8.25%	12/15/2020	2,460	3,001,200
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021	1,650	1,565,438
Ocwen Financial Corp.†	6.625%	5/15/2019	725	630,750
OneMain Financial Holdings, Inc.†	6.75%	12/15/2019	900	931,500
Total				22,561,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Department Stores 0.42%

El Puerto de Liverpool SAB de CV (Mexico)†(a)	3.95%	10/2/2024	$1,225	$1,241,782
Macy’s Retail Holdings, Inc.	4.50%	12/15/2034	1,800	1,911,343
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	925	957,117
Total				4,110,242

Discount Stores 0.72%

Amazon.com, Inc.	4.80%	12/5/2034	5,000	5,500,945
Family Tree Escrow LLC†	5.75%	3/1/2023	1,425	1,506,937
Total				7,007,882

Diversified Capital Goods 0.64%

Artesyn Embedded Technologies, Inc.†	9.75%	10/15/2020	1,550	1,503,500
Brixmor Operating Partnership LP	3.85%	2/1/2025	1,400	1,403,994
Trinity Industries, Inc.	4.55%	10/1/2024	1,900	1,913,724
Unifrax I LLC/Unifrax Holding Co. †	7.50%	2/15/2019	1,450	1,464,500
Total				6,285,718

Electric: Distribution/Transportation 0.10%

Oncor Electric Delivery Co. LLC†	3.75%	4/1/2045	950	956,251

Electric: Generation 0.62%

Dynegy Finance I, Inc./Dynegy Finance II, Inc.†	7.375%	11/1/2022	800	844,000
Dynegy Finance I, Inc./Dynegy Finance II, Inc.†	7.625%	11/1/2024	725	762,156
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(c)	11.25%	12/1/2018	625	726,563
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(c)	11.75%	3/1/2022	1,071	1,170,948
Illinois Power Generating Co.	7.00%	4/15/2018	925	860,250
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,536	1,662,269
Total				6,026,186

Electric: Integrated 0.98%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	775	693,625
DTE Energy Co.	2.40%	12/1/2019	925	941,069
E.CL SA (Chile)†(a)	4.50%	1/29/2025	1,650	1,711,012
El Paso Electric Co.	5.00%	12/1/2044	1,550	1,671,260
Entergy Arkansas, Inc.	4.95%	12/15/2044	775	816,207
Exelon Generation Co. LLC	2.95%	1/15/2020	800	814,398
RJS Power Holdings LLC†	5.125%	7/15/2019	900	891,000
Trans-Allegheny Interstate Line Co.†	3.85%	6/1/2025	1,000	1,046,723
Tucson Electric Power Co.†	3.05%	3/15/2025	975	980,452
Total				9,565,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 1.19%

Flextronics International Ltd.	5.00%	2/15/2023	$575	$605,188
Jabil Circuit, Inc.	4.70%	9/15/2022	900	936,000
KLA-Tencor Corp.	4.65%	11/1/2024	4,075	4,287,792
Lam Research Corp.	3.80%	3/15/2025	1,725	1,738,365
Motorola Solutions, Inc.	3.50%	9/1/2021	1,100	1,129,164
Sensata Technologies BV (Netherlands)†(a)	5.625%	11/1/2024	75	80,156
Trimble Navigation Ltd.	4.75%	12/1/2024	2,700	2,852,113
Total				11,628,778

Energy: Exploration & Production 5.00%

Antero Resources Finance Corp.	5.375%	11/1/2021	1,650	1,606,687
Bill Barrett Corp.	7.00%	10/15/2022	425	371,609
California Resources Corp.†	5.50%	9/15/2021	1,925	1,717,485
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	675	696,938
Chesapeake Energy Corp.	4.875%	4/15/2022	1,375	1,295,938
Chesapeake Energy Corp.	5.75%	3/15/2023	800	784,000
Concho Resources, Inc.	5.50%	4/1/2023	3,175	3,214,370
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	3,000	3,003,750
Diamondback Energy, Inc.	7.625%	10/1/2021	2,375	2,511,562
EOG Resources, Inc.	3.15%	4/1/2025	1,200	1,225,384
EXCO Resources, Inc.	7.50%	9/15/2018	1,175	702,063
Gulfport Energy Corp.	7.75%	11/1/2020	900	927,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	1,900	1,795,500
Kosmos Energy Ltd.†	7.875%	8/1/2021	1,175	1,095,688
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	1,200	954,000
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	1,200	1,110,000
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	3,375	3,197,812
Memorial Resource Development Corp.†	5.875%	7/1/2022	1,525	1,437,312
Newfield Exploration Co.	5.625%	7/1/2024	3,575	3,735,875
Newfield Exploration Co.	6.875%	2/1/2020	1,725	1,786,151
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,000	960,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,650	1,641,750
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	900	913,500
PDC Energy, Inc.	7.75%	10/15/2022	1,550	1,635,250
Penn Virginia Corp.	8.50%	5/1/2020	950	897,750
Rice Energy, Inc.	6.25%	5/1/2022	1,500	1,470,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Rosetta Resources, Inc.	5.875%	6/1/2022	$980	$928,550
RSP Permian, Inc.†	6.625%	10/1/2022	975	984,750
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	1,475	1,511,875
SM Energy Co.	6.50%	11/15/2021	999	1,018,980
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	1,300	1,056,250
Tullow Oil plc (United Kingdom)†(a)	6.00%	11/1/2020	600	525,000
Tullow Oil plc (United Kingdom)†(a)	6.25%	4/15/2022	800	696,000
Woodside Finance Ltd. (Australia)†(a)	3.65%	3/5/2025	1,350	1,340,619
Total				48,749,398

Environmental 0.08%

Covanta Holding Corp.	5.875%	3/1/2024	725	754,000

Food & Drug Retailers 1.46%

BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	560	567,000
New Albertson’s, Inc.	7.45%	8/1/2029	500	460,000
New Albertson’s, Inc.	7.75%	6/15/2026	1,700	1,615,000
Rite Aid Corp.†(h)	6.125%	4/1/2023	1,250	1,287,500
Rite Aid Corp.	7.70%	2/15/2027	4,200	4,872,000
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	1,350	1,427,625
Tops Holding II Corp.	8.75%	6/15/2018	1,275	1,243,125
Walgreens Boots Alliance, Inc.	3.30%	11/18/2021	1,100	1,134,105
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	1,550	1,605,780
Total				14,212,135

Food: Wholesale 1.27%

B&G Foods, Inc.	4.625%	6/1/2021	1,900	1,904,750
Diamond Foods, Inc.†	7.00%	3/15/2019	1,500	1,548,750
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	825	837,375
JBS USA LLC/JBS USA Finance, Inc.†	7.25%	6/1/2021	475	504,094
Land O’Lakes, Inc.†	6.00%	11/15/2022	1,274	1,369,550
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	950	959,500
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,000	1,095,000
WhiteWave Foods Co. (The)	5.375%	10/1/2022	3,870	4,169,925
Total				12,388,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 0.31%

Cascades, Inc. (Canada)†(a)	5.50%	7/15/2022	$1,300	$1,324,375
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	700	714,000
Rayonier AM Products, Inc.†	5.50%	6/1/2024	1,100	948,750
Total				2,987,125

Gaming 1.61%

Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.†	9.375%	5/1/2022	850	656,625
CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,095,000
Cleopatra Finance Ltd. (Jersey)†(a)	6.50%	2/15/2025	550	532,125
Graton Economic Development Authority†	9.625%	9/1/2019	2,050	2,255,000
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	1,550	1,457,000
MGM Resorts International	6.00%	3/15/2023	1,450	1,497,125
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	850	905,250
MTR Gaming Group, Inc.	11.50%	8/1/2019	1,150	1,250,625
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	1,650	1,757,250
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	259	289,432
River Rock Entertainment Authority (The)(c)	9.00%	11/1/2018	431	34,480
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	868	917,910
Scientific Games International, Inc.†	7.00%	1/1/2022	650	667,875
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,000	1,915,000
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	500	476,250
Total				15,706,947

Gas Distribution 4.20%

APT Pipelines Ltd. (Australia)†(a)	5.00%	3/23/2035	2,400	2,409,504
Dominion Gas Holdings LLC	3.60%	12/15/2024	1,175	1,234,453
Energy Transfer Equity LP	5.875%	1/15/2024	900	954,000
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	1,300	1,339,000
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	1,326	1,435,395
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,540,727
Kinder Morgan, Inc.†	5.00%	2/15/2021	1,250	1,337,684
Kinder Morgan, Inc.	7.75%	1/15/2032	250	309,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Kinder Morgan, Inc.	8.05%	10/15/2030	$3,550	$4,385,837
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	800	822,000
Magellan Midstream Partners LP	3.20%	3/15/2025	550	549,789
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	4.875%	12/1/2024	1,450	1,489,730
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	1,150	1,187,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	900	949,500
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	1,550	1,693,375
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	523,354
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	729,914
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,050	1,144,500
Rockies Express Pipeline LLC†	6.875%	4/15/2040	1,800	1,975,500
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	950	960,982
Sabine Pass Liquefaction LLC†	5.625%	3/1/2025	1,300	1,290,250
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	3,350	3,383,500
SemGroup Corp.	7.50%	6/15/2021	550	578,875
Southeast Supply Header LLC†	4.25%	6/15/2024	1,450	1,478,733
Southern Star Central Corp.†	5.125%	7/15/2022	910	939,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.25%	5/1/2023	121	122,210
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	700	724,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	439	452,170
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,300	1,345,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	1,350	1,404,000
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	850	896,750
Williams Partners LP/ACMP Finance Corp.	5.875%	4/15/2021	1,325	1,383,379
Total				40,971,307

Health Facilities 3.94%

Amsurg Corp.	5.625%	11/30/2020	2,450	2,511,250
Amsurg Corp.	5.625%	7/15/2022	550	565,125
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	1,000	1,073,750
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	4,000	4,260,000
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	2,750	2,932,188
Dignity Health	3.812%	11/1/2024	1,175	1,234,967
HCA Holdings, Inc.	7.75%	5/15/2021	3,000	3,199,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

HCA, Inc.	4.25%	10/15/2019	$775	$797,281
HCA, Inc.	5.375%	2/1/2025	1,050	1,106,438
HCA, Inc.	5.875%	3/15/2022	1,025	1,137,432
HCA, Inc.	7.50%	2/15/2022	3,250	3,798,437
HCA, Inc.	7.58%	9/15/2025	344	388,720
HCA, Inc.	7.69%	6/15/2025	1,165	1,322,275
Kindred Healthcare, Inc.	6.375%	4/15/2022	1,325	1,343,219
Kindred Healthcare, Inc.†	8.00%	1/15/2020	675	727,734
LifePoint Hospitals, Inc.	5.50%	12/1/2021	1,250	1,315,625
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,250	1,272,449
MPT Operating Partnership LP/MPT Finance Corp.	5.50%	5/1/2024	850	907,375
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	750	793,950
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	1,300	1,391,000
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	900	955,125
Select Medical Corp.	6.375%	6/1/2021	485	482,272
Tenet Healthcare Corp.	8.125%	4/1/2022	4,450	4,917,250
Total				38,433,542

Health Services 0.27%

Catamaran Corp.	4.75%	3/15/2021	575	640,406
Envision Healthcare Corp.†	5.125%	7/1/2022	775	794,375
Omnicare, Inc.	4.75%	12/1/2022	675	700,313
Omnicare, Inc.	5.00%	12/1/2024	450	472,500
Total				2,607,594

Hotels 0.84%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	1,950	2,062,125
Host Hotels & Resorts LP	5.25%	3/15/2022	1,500	1,671,085
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	1,400	1,435,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	1,550	1,592,625
Wyndham Worldwide Corp.	3.90%	3/1/2023	1,425	1,454,894
Total				8,215,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.11%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	$1,050	$1,086,750

Integrated Energy 0.81%

Alta Wind Holdings LLC†	7.00%	6/30/2035	526	626,333
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	1,000	837,490
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	2,450	2,101,120
Rio Oil Finance Trust Series 2014-1 (Brazil)†(a)	6.25%	7/6/2024	2,200	2,010,842
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	1,250	992,188
Shell International Finance BV (Netherlands)(a)	4.55%	8/12/2043	1,200	1,365,896
Total				7,933,869

Investments & Miscellaneous Financial Services 0.68%

CME Group, Inc.	3.00%	3/15/2025	1,575	1,592,991
FMR LLC†	5.35%	11/15/2021	800	932,254
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	425	445,187
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,400	3,646,500
Total				6,616,932

Life Insurance 0.75%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	1,325	1,427,688
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,775	2,008,755
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	3,650	3,860,196
Total				7,296,639

Machinery 0.48%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	825	845,625
CNH Industrial Capital LLC†	3.375%	7/15/2019	950	926,250
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	500	520,000
Oshkosh Corp.	5.375%	3/1/2022	950	990,375
Oshkosh Corp.†	5.375%	3/1/2025	375	387,188
Waterjet Holdings, Inc.†	7.625%	2/1/2020	1,000	1,057,500
Total				4,726,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Managed Care 0.44%

Centene Corp.	4.75%	5/15/2022	$1,100	$1,142,625
Centene Corp.	5.75%	6/1/2017	1,400	1,491,000
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	1,625	1,687,969
Total				4,321,594

Media: Content 1.25%

AMC Networks, Inc.	4.75%	12/15/2022	1,900	1,901,178
AMC Networks, Inc.	7.75%	7/15/2021	2,200	2,398,000
iHeartCommunications, Inc.	9.00%	12/15/2019	2,100	2,086,875
iHeartCommunications, Inc.	11.25%	3/1/2021	975	1,000,594
Netflix, Inc.	5.375%	2/1/2021	2,800	2,870,000
Univision Communications, Inc.†	5.125%	2/15/2025	975	998,156
Univision Communications, Inc.†	8.50%	5/15/2021	850	911,625
Total				12,166,428

Medical Products 2.20%

Becton Dickinson & Co.	3.734%	12/15/2024	800	838,948
Biomet, Inc.	6.50%	8/1/2020	3,400	3,612,500
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	475	499,938
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	2,075	2,292,875
Grifols Worldwide Operations Ltd. (Ireland)†(a)	5.25%	4/1/2022	1,800	1,833,750
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	825	905,438
Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	2,025	1,933,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(a)	5.75%	8/1/2022	2,525	2,610,219
Medtronic, Inc.†	3.15%	3/15/2022	2,300	2,390,468
Medtronic, Inc.†	4.375%	3/15/2035	1,900	2,070,344
Zimmer Holdings, Inc.	4.45%	8/15/2045	2,375	2,465,905
Total				21,454,260

Metals/Mining (Excluding Steel) 1.31%

Aleris International, Inc.	7.875%	11/1/2020	850	869,125
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	1,675	1,683,509
Century Aluminum Co.†	7.50%	6/1/2021	875	910,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Coeur Mining, Inc.	7.875%	2/1/2021	$1,100	$943,250
Compass Minerals International, Inc.†	4.875%	7/15/2024	275	277,063
Constellium NV (Netherlands)†(a)	5.75%	5/15/2024	1,050	997,500
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	1,050	1,005,375
Kissner Milling Co. Ltd. (Canada)†(a)	7.25%	6/1/2019	925	957,375
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/16/2044	15	1
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)(a)	4.375%	4/30/2018	1,050	1,021,471
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	925	920,375
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	525	541,406
Peabody Energy Corp.	6.50%	9/15/2020	745	465,625
Peabody Energy Corp.†	10.00%	3/15/2022	1,500	1,342,500
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	1,065	849,338
Total				12,783,913

Oil Field Equipment & Services 0.72%

Dresser-Rand Group, Inc.	6.50%	5/1/2021	1,250	1,321,875
Gulfmark Offshore, Inc.	6.375%	3/15/2022	1,465	1,161,013
Helmerich & Payne International Drilling Co.†	4.65%	3/15/2025	325	337,230
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	1,725	1,492,125
Oceaneering International, Inc.	4.65%	11/15/2024	2,250	2,279,119
SEACOR Holdings, Inc.	7.375%	10/1/2019	385	398,475
Total				6,989,837

Oil Refining & Marketing 0.36%

Citgo Holding, Inc.†	10.75%	2/15/2020	1,650	1,703,625
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	1,750	1,805,668
Total				3,509,293

Packaging 2.36%

AEP Industries, Inc.	8.25%	4/15/2019	1,800	1,858,500
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(a)	6.00%	6/30/2021	675	664,875
Ball Corp.	4.00%	11/15/2023	3,300	3,234,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	2,250	2,587,500
Graphic Packaging International, Inc.	4.75%	4/15/2021	900	940,500
Graphic Packaging International, Inc.	4.875%	11/15/2022	375	390,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)

Pactiv LLC	7.95%	12/15/2025	$825	$845,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,000	1,036,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	1,875	2,015,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	5,000	5,156,250
Sealed Air Corp.†	4.875%	12/1/2022	800	818,000
Sealed Air Corp.†	5.125%	12/1/2024	150	155,625
Sealed Air Corp.†	6.875%	7/15/2033	1,850	1,956,375
Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,327,750
Total				22,986,875

Personal & Household Products 0.64%

American Greetings Corp.	7.375%	12/1/2021	775	831,187
Avon Products, Inc.	5.35%	3/15/2020	575	525,550
Avon Products, Inc.	5.75%	3/15/2023	1,025	905,075
Elizabeth Arden, Inc.	7.375%	3/15/2021	1,950	1,725,750
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	1,550	1,329,125
Serta Simmons Holdings LLC†	8.125%	10/1/2020	850	898,875
Total				6,215,562

Pharmaceuticals 2.71%

Actavis Funding SCS (Luxembourg)(a)	3.45%	3/15/2022	1,975	2,025,993
Actavis Funding SCS (Luxembourg)(a)	4.75%	3/15/2045	1,575	1,680,796
Bayer US Finance LLC†	3.375%	10/8/2024	2,000	2,084,482
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	500	509,063
Gilead Sciences, Inc.	3.50%	2/1/2025	1,650	1,742,106
JLL/Delta Dutch Newco BV (Netherlands)†(a)	7.50%	2/1/2022	1,600	1,670,000
Merck & Co., Inc.	3.70%	2/10/2045	1,575	1,586,691
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	2,225	2,358,500
Perrigo Finance plc (Ireland)(a)	4.90%	12/15/2044	850	914,530
Roche Holdings, Inc.†	2.875%	9/29/2021	1,950	2,020,656
Valeant Pharmaceuticals International, Inc.†	5.50%	3/1/2023	550	556,875
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	750	763,125
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	4,275	4,456,687
VRX Escrow Corp. (Canada)†(a)	5.375%	3/15/2020	925	935,406
VRX Escrow Corp. (Canada)†(a)	5.875%	5/15/2023	950	976,125
VRX Escrow Corp. (Canada)†(a)	6.125%	4/15/2025	775	804,063
Zoetis, Inc.	3.25%	2/1/2023	1,375	1,372,678
Total				26,457,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Property & Casualty 0.04%

XLIT Ltd. (Ireland)(a)	4.45%	3/31/2025	$425	$428,607

Rail 0.29%

China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	925	951,500
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	925	934,250
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	900	904,500
Total				2,790,250

Real Estate Development & Management 0.19%

CBRE Services, Inc.	5.00%	3/15/2023	900	945,000
CBRE Services, Inc.	5.25%	3/15/2025	875	942,813
Total				1,887,813

Real Estate Investment Trusts 0.68%

DDR Corp.	3.625%	2/1/2025	1,000	1,000,016
DDR Corp.	7.875%	9/1/2020	790	985,701
EPR Properties	4.50%	4/1/2025	1,175	1,196,881
Federal Realty Investment Trust	3.00%	8/1/2022	750	758,393
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	775	892,434
SL Green Realty Corp.	4.50%	12/1/2022	75	78,586
Ventas Realty LP	3.50%	2/1/2025	1,000	1,006,114
Washington Real Estate Investment Trust	3.95%	10/15/2022	700	708,672
Total				6,626,797

Recreation & Travel 0.57%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	1,250	1,296,875
NCL Corp. Ltd.†	5.25%	11/15/2019	650	669,500
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,250	2,666,250
Viking Cruises Ltd.†	8.50%	10/15/2022	825	921,938
Total				5,554,563

Restaurants 0.36%

Darden Restaurants, Inc.	7.05%	10/15/2037	800	1,018,447
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	1,300	1,352,000
Ruby Tuesday, Inc.	7.625%	5/15/2020	125	127,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	975	983,531
Total				3,481,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 3.77%

Adobe Systems, Inc.	3.25%	2/1/2025	$1,400	$1,417,931
Alibaba Group Holding Ltd. (China)†(a)	3.125%	11/28/2021	2,150	2,168,389
Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	1,825	1,834,519
Alliance Data Systems Corp.†	6.375%	4/1/2020	4,500	4,674,375
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	1,725	1,791,844
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,000	1,052,012
First Data Corp.†	8.25%	1/15/2021	5,375	5,778,125
First Data Corp.	11.25%	1/15/2021	893	1,018,020
iGATE Corp.	4.75%	4/15/2019	825	834,281
Infor US, Inc.†(h)	6.50%	5/15/2022	1,575	1,618,313
MasterCard, Inc.	3.375%	4/1/2024	1,300	1,370,213
Microsoft Corp.	2.375%	2/12/2022	1,900	1,915,508
Microsoft Corp.	4.00%	2/12/2055	1,975	1,977,532
MSCI, Inc.†	5.25%	11/15/2024	875	906,719
Priceline Group, Inc. (The)	3.65%	3/15/2025	1,975	2,013,986
SRA International, Inc.	11.00%	10/1/2019	1,750	1,863,750
SunGard Data Systems, Inc.	6.625%	11/1/2019	1,800	1,860,750
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,237,500
VeriSign, Inc.†	5.25%	4/1/2025	1,450	1,482,625
Total				36,816,392

Specialty Retail 1.83%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	1,500	1,558,125
Brookstone Co., Inc.†(c)	13.00%	10/15/2014	317	32
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	35	30,204
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	1,050	924,000
Claire’s Stores, Inc.	8.875%	3/15/2019	1,525	876,875
Claire’s Stores, Inc.†	9.00%	3/15/2019	1,550	1,414,375
CST Brands, Inc.	5.00%	5/1/2023	1,525	1,563,125
DBP Holding Corp.†	7.75%	10/15/2020	1,860	1,683,300
Men’s Wearhouse, Inc. (The)†	7.00%	7/1/2022	875	925,312
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	2,250	2,396,250
Perry Ellis International, Inc.	7.875%	4/1/2019	1,800	1,867,500
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	525	555,188
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	975	1,042,031
Springs Industries, Inc.	6.25%	6/1/2021	525	521,063
Toys R Us Property Co. II LLC	8.50%	12/1/2017	925	940,031
William Carter Co. (The)	5.25%	8/15/2021	1,500	1,560,000
Total				17,857,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 0.57%

Allegheny Technologies, Inc.	9.375%	6/1/2019	$800	$962,000
ArcelorMittal (Luxembourg)(a)	6.00%	8/5/2020	2,650	2,822,250
Steel Dynamics, Inc.†	5.125%	10/1/2021	1,150	1,162,937
Steel Dynamics, Inc.†	5.50%	10/1/2024	575	584,344
Total				5,531,531

Support: Services 1.61%

ADT Corp. (The)	3.50%	7/15/2022	80	73,000
APX Group, Inc.	6.375%	12/1/2019	925	925,000
Audatex North America, Inc.†	6.00%	6/15/2021	800	850,000
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	925	955,063
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,152,682
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	1,455	1,123,987
FTI Consulting, Inc.	6.00%	11/15/2022	1,325	1,399,558
FTI Consulting, Inc.	6.75%	10/1/2020	1,370	1,452,200
IHS, Inc.†	5.00%	11/1/2022	604	609,678
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,550	1,356,250
Light Tower Rentals, Inc.†	8.125%	8/1/2019	975	755,625
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,350	1,316,706
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	710,500
Sotheby’s†	5.25%	10/1/2022	1,500	1,481,250
United Rentals North America, Inc.	5.75%	11/15/2024	1,225	1,270,937
United Rentals North America, Inc.	8.25%	2/1/2021	250	271,250
Total				15,703,686

Technology Hardware & Equipment 0.54%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,496,250
CommScope, Inc.†	5.50%	6/15/2024	1,500	1,507,500
Dell, Inc.	7.10%	4/15/2028	875	955,937
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	875	927,063
Project Homestake Merger Corp.†	8.875%	3/1/2023	375	376,875
Total				5,263,625

Telecommunications: Wireline Integrated & Services 1.33%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	975	1,028,625
Consolidated Communications, Inc.†	6.50%	10/1/2022	850	862,750
DigitalGlobe, Inc.†	5.25%	2/1/2021	322	323,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services (continued)

Dycom Investments, Inc.	7.125%	1/15/2021	$1,670	$1,757,675
Equinix, Inc.	4.875%	4/1/2020	2,000	2,075,000
Frontier Communications Corp.	7.625%	4/15/2024	700	732,375
Frontier Communications Corp.	9.25%	7/1/2021	1,925	2,240,219
GCI, Inc.†	6.875%	4/15/2025	1,040	1,053,000
Sable International Finance Ltd.†	8.75%	2/1/2020	900	972,000
Zayo Group LLC/Zayo Capital, Inc.†	6.00%	4/1/2023	1,875	1,893,750
Total				12,939,004

Telecommunications: Satellite 0.89%

Hughes Satellite Systems Corp.	7.625%	6/15/2021	2,500	2,759,375
Inmarsat Finance plc (United Kingdom)†(a)	4.875%	5/15/2022	1,775	1,779,438
Intelsat Luxembourg SA (Luxembourg)(a)	7.75%	6/1/2021	4,425	4,098,656
Total				8,637,469

Telecommunications: Wireless 2.42%

CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	665	674,396
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	1,175	1,407,063
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	1,625	1,735,500
Crown Castle International Corp.	5.25%	1/15/2023	2,000	2,110,000
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	1,000	917,500
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/30/2020	1,200	1,207,800
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	950	922,688
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	1,750	1,793,750
SBA Communications Corp.†	4.875%	7/15/2022	750	736,546
SBA Telecommunications, Inc.	5.75%	7/15/2020	1,750	1,848,437
T-Mobile USA, Inc.	6.50%	1/15/2024	4,000	4,190,000
T-Mobile USA, Inc.	6.542%	4/28/2020	2,750	2,904,687
T-Mobile USA, Inc.	6.625%	11/15/2020	500	524,375
Wind Acquisition Finance SA (Italy)†(a)	7.375%	4/23/2021	2,550	2,652,000
Total				23,624,742

Theaters & Entertainment 0.50%

Activision Blizzard, Inc.†	5.625%	9/15/2021	2,200	2,348,500
Activision Blizzard, Inc.†	6.125%	9/15/2023	2,300	2,512,750
Total				4,861,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services 0.18%

Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%		8/12/2020	$850	$903,125
XPO Logistics, Inc.†	7.875%		9/1/2019	850	903,125
Total					1,806,250

Trucking & Delivery 0.18%

FedEx Corp.	4.10%		2/1/2045	1,800	1,805,002
Total High Yield Corporate Bonds (cost $677,881,391)					690,379,907

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.79%

BB-UBS Trust 2012-SHOW E†	4.16	%#	11/5/2036	1,825	1,803,369
BBCMS Trust 2015-VFM A2†	3.375	%#	3/15/2036	400	414,101
BBCMS Trust 2015-VFM D†	3.599	%#	3/15/2036	1,350	1,328,148
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%		10/10/2047	550	590,991
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.685	%#	10/10/2047	1,200	1,265,433
Citigroup Commercial Mortgage Trust 2015-101A D†	4.625%		1/14/2043	775	781,960
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	1,175	1,215,099
Commercial Mortgage Pass-Through Certificates 2014-CR20 C	4.658	%#	11/10/2047	800	845,526
Commercial Mortgage Pass-Through Certificates 2014-CR20 XB IO†	0.177%		11/10/2047	10,550	120,650
Commercial Mortgage Pass-Through Certificates 2014-CR20 XC IO†	1.436%		11/10/2047	775	84,369
Commercial Mortgage Pass-Through Certificates 2014-CR21 XB IO†	0.127	%#	12/10/2047	6,550	44,186
Commercial Mortgage Pass-Through Certificates 2014-CR21 XC IO†	0.50	%#	12/10/2047	3,150	119,806
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.766	%#	9/10/2047	600	639,384
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#	12/10/2047	675	721,759
Commercial Mortgage Pass-Through Certificates 2014-UBS6 C	4.616	%#	12/10/2047	2,675	2,783,684
Commercial Mortgage Pass-Through Certificates 2014-UBS6 XA IO	1.233	%#	12/10/2047	12,899	923,503
Commercial Mortgage Pass-Through Certificates 2015-LC19 C	4.406	%#	2/10/2048	125	129,916
DBUBS Mortgage Trust 2011-LC2A D†	5.64	%#	7/10/2044	1,125	1,217,494
GS Mortgage Securities Trust 2014-GC26 C	4.662	%#	11/10/2047	300	316,082
GS Mortgage Securities Trust 2014-GC26 D†	4.662	%#	11/10/2047	1,275	1,193,780
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	775	938,135
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.408	%#	1/25/2051	750	849,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342	%#	8/25/2047	$2,000	$72,300
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XB1 IO	0.459	%#	11/15/2047	5,950	163,494
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.07	%#	1/15/2048	1,175	1,060,092
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XB IO	0.619	%#	1/15/2048	5,275	212,007
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XD IO†	0.50	%#	1/15/2048	4,200	163,066
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#	6/10/2027	800	782,039
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.128	%#	1/15/2032	1,175	1,181,823
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 C	4.218	%#	7/15/2046	475	490,565
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 C	4.209	%#	5/15/2046	550	566,873
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 C	4.00%		12/15/2047	875	873,620
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	775	808,264
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC2†	4.384%		12/15/2046	1,625	1,674,651
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	750	719,281
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNCX IO†	0.602%		12/15/2046	4,025	201,526
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XC IO†	0.59	%#	12/15/2047	8,525	341,584
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	4,025	4,071,497
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	500	507,231
SFAVE Commercial Mortgage Securities Trust 2015-5AVE XA IO†	0.599	%#	1/5/2035	36,775	2,467,290
Wells Fargo Commercial Mortgage Trust 2014-LC18 XA IO	1.358	%#	12/15/2047	6,708	555,786
Wells Fargo Commercial Mortgage Trust 2014-LC18 XB IO	0.543	%#	12/15/2047	6,575	230,894
Wells Fargo Commercial Mortgage Trust 2015-C27 C	3.894%		2/15/2048	900	884,816
Wells Fargo Commercial Mortgage Trust 2015-LC20 D	4.511	%#	4/15/2050	350	321,182
WF-RBS Commercial Mortgage Trust 2014-C25 C	4.472	%#	11/15/2047	275	289,127
Total Non-Agency Commercial Mortgage-Backed Securities (cost $36,087,023)					36,965,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Dividend Rate	Shares (000)	Fair Value
PREFERRED STOCK 0.10%

Banking

Texas Capital Bancshares, Inc. (cost $1,000,000)	6.50%	40	$998,752

	Exercise Price	Expiration Date
WARRANT 0.01%

Auto Parts & Equipment

Cooper-Standard Holdings, Inc.* (cost $24,655)	$27.33	11/27/2017	3	79,577
Total Long-Term Investments (cost $914,652,438)				946,856,615

	Interest Rate		Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 3.62%

FLOATING RATE LOANS(d) 0.73%

Auto Parts & Equipment 0.08%

UC Holdings, Inc. Incremental Exit Term Loan	—	(e)	12/14/2015	$289	284,579
UC Holdings, Inc. Initial Term Loan	10.00%		12/14/2015	451	444,468
Total					729,047

Food & Drug Retailers 0.24%

Rite Aid Corp. Bridge Term Loan	—	(e)	2/23/2016	2,350	2,379,375

Health Services 0.18%

Air Medical Group Holdings, Inc. Bridge Term Loan	—	(e)	3/17/2016	1,800	1,800,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.23%

SS&C Technologies, Inc./Sunshine Acquisition II, Inc. Debt Bridge Facility Term Loan	—	(e)	2/19/2016	$2,200	$2,200,000
Total Floating Rate Loans (cost $7,090,149)					7,108,422

REPURCHASE AGREEMENT 2.89%

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $27,070,000 of U.S. Treasury Note at 2.625% due 4/30/2018; value: $28,728,038; proceeds: $28,164,379 (cost $28,164,379)				28,164	28,164,379
Total Short-Term Investments (cost $35,254,528)					35,272,801
Total Investments in Securities 100.67% (cost $949,906,966)					982,129,416
Liabilities in Excess of Foreign Cash and Other Assets(i) (0.67%)					(6,581,317)
Net Assets 100.00%					$975,548,099

AUD	Australian dollar.
CAD	Canadian dollar.
COP	Colombian peso.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2015.
(e)	Interest rate to be determined.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

(h)	Securities purchased on a when-issued basis (See Note 2(g)).
(i)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts and futures contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2015:

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Buy	Bank of America	5/19/2015	80,000	$62,831	$63,124	$293
Canadian dollar	Buy	Morgan Stanley	5/19/2015	300,000	235,342	236,714	1,372
Australian dollar	Sell	UBS AG	6/29/2015	350,000	272,842	265,276	7,566
British pound	Sell	Bank of America	4/20/2015	992,500	1,505,442	1,472,100	33,342
British pound	Sell	Bank of America	4/20/2015	992,500	1,505,232	1,472,100	33,132
British pound	Sell	Morgan Stanley	4/20/2015	105,000	159,024	155,739	3,285
Canadian dollar	Sell	Bank of America	5/19/2015	3,100,000	2,484,584	2,446,047	38,537
Canadian dollar	Sell	Bank of America	5/19/2015	75,800	60,081	59,810	271
euro	Sell	Goldman Sachs	5/13/2015	360,000	402,952	387,299	15,653
euro	Sell	J.P. Morgan	5/13/2015	83,000	94,003	89,294	4,709
euro	Sell	Morgan Stanley	5/13/2015	120,000	134,432	129,100	5,332
euro	Sell	Morgan Stanley	5/13/2015	375,000	425,580	403,436	22,144
euro	Sell	Morgan Stanley	5/13/2015	225,000	254,489	242,062	12,427
euro	Sell	Morgan Stanley	5/13/2015	235,000	266,740	252,820	13,920
euro	Sell	Morgan Stanley	5/13/2015	148,000	167,741	159,223	8,518
euro	Sell	Morgan Stanley	5/13/2015	205,000	232,618	220,545	12,073
euro	Sell	Morgan Stanley	5/13/2015	500,000	565,530	537,915	27,615
euro	Sell	Morgan Stanley	6/11/2015	1,300,000	1,412,457	1,399,147	13,310
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$253,499

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Buy	Morgan Stanley	4/20/2015	200,000	$304,493	$296,645	$(7,848)
euro	Buy	Morgan Stanley	5/13/2015	232,000	262,933	249,592	(13,341)
euro	Sell	J.P. Morgan	6/11/2015	1,310,000	1,389,956	1,409,910	(19,954)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(41,143)

Open Futures Contracts at March 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2015	3	Short	$(360,633)	$(3,544)
U.S. 10-Year Treasury Note	June 2015	241	Short	(31,066,406)	(205,651)
Totals				$(31,427,039)	$(209,195)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks
Metals/Mining (Excluding Steel)	$—	$270,739	$—	$270,739
Specialty Retail	8,282,405	1,052,803	—	9,335,208
Remaining Industries	135,066,662	—	—	135,066,662
Convertible Bonds	—	12,085,947	—	12,085,947
Convertible Preferred Stocks	5,788,812	—	—	5,788,812
Floating Rate Loans(3)
Air Transportation	—	772,282	—	772,282
Auto Parts & Equipment	—	444,468	284,579	729,047
Cable & Satellite Television	—	1,009,725	—	1,009,725
Chemicals	—	181,575	—	181,575
Consumer/Commercial/Lease Financing	—	960,099	—	960,099
Electric: Generation	—	589,871	—	589,871
Electronics	—	4,485,326	—	4,485,326
Energy: Exploration & Production	—	2,581,688	—	2,581,688
Food & Drug Retailers	—	2,379,375	—	2,379,375
Food: Wholesale	—	2,172,400	—	2,172,400
Health Facilities	—	1,956,289	—	1,956,289
Health Services	—	1,800,000	—	1,800,000
Hotels	—	1,730,917	—	1,730,917
Packaging	—	1,691,942	—	1,691,942
Personal & Household Products	—	984,005	—	984,005
Pharmaceuticals	—	4,464,017	—	4,464,017
Rail	—	—	2,382,770	2,382,770
Restaurants	—	1,904,014	—	1,904,014
Software/Services	—	2,503,284	1,532,777	4,036,061
Specialty Retail	—	592,503	—	592,503
Support: Services	—	2,079,359	—	2,079,359
Telecommunications: Wireline Integrated & Services	—	966,141	—	966,141
Telecommunications: Wireless	—	1,798,875	—	1,798,875
Theaters & Entertainment	—	2,106,663	—	2,106,663
Foreign Bonds	—	7,850,717	—	7,850,717
Foreign Government Obligations	—	10,788,065	—	10,788,065
High Yield Corporate Bonds
Banking	—	36,715,982	125	36,716,107
Metals/Mining (Excluding Steel)	—	12,783,912	1	12,783,913
Specialty Retail	—	17,857,379	32	17,857,411
Remaining Industries	—	623,022,476	—	623,022,476
Non-Agency Commercial Mortgage-Backed Securities	—	36,965,707	—	36,965,707
Preferred Stock(4)	—	998,752	—	998,752
Warrant	79,577	—	—	79,577
Repurchase Agreement	—	28,164,379	—	28,164,379
Total	$149,217,456	$828,711,676	$4,200,284	$982,129,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2015

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$253,499	$—	$253,499
Liabilities	—	(41,143)	—	(41,143)
Futures Contracts
Assets	—	—	—	—
Liabilities	(209,195)	—	—	(209,195)
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(1,692)	—	(1,692)
Total	$(209,195)	$210,664	$—	$1,469

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(4)	As of March 31, 2015, Texas Capital Bancshares, Inc. was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended March 31, 2015, $970,800 was transferred from Level 1 to Level 2.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock	Floating Rate Loans	High Yield Corporate Bond
Balance as of January 1, 2015	$60,616	$5,424,314	$35,610
Accrued discounts/premiums	—	1,832	—
Realized gain (loss)	—	(23,280)	—
Change in unrealized appreciation/depreciation	—	(3,956)	14
Purchases	—	2,673,913	—
Sales	—	(805,974)	(674)
Net transfers in or out of Level 3	(60,616)	(3,066,723)	(34,792)
Balance as of March 31, 2015	$—	$4,200,126	$158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.92%

Aerospace & Defense 6.32%

General Dynamics Corp.	11,000	$1,493
Lockheed Martin Corp.	10,092	2,048
Northrop Grumman Corp.	2,200	354
Raytheon Co.	3,100	339
United Technologies Corp.	26,100	3,059
Total		7,293

Air Freight & Logistics 1.24%

C.H. Robinson Worldwide, Inc.	5,400	395
FedEx Corp.	6,265	1,037
Total		1,432

Auto Components 0.96%

Johnson Controls, Inc.	22,000	1,110

Beverages 3.92%

Coca-Cola Co. (The)	42,668	1,730
PepsiCo, Inc.	29,224	2,795
Total		4,525

Capital Markets 1.42%

Eaton Vance Corp.	4,436	185
Franklin Resources, Inc.	24,178	1,241
SEI Investments Co.	4,956	218
Total		1,644

Chemicals 6.02%

Air Products & Chemicals, Inc.	1,600	242
Airgas, Inc.	2,600	276
Albemarle Corp.	11,481	606
Ecolab, Inc.	2,500	286
International Flavors & Fragrances, Inc.	2,000	235
Monsanto Co.	29,695	3,342
PPG Industries, Inc.	4,903	1,106
Valspar Corp. (The)	10,114	850
Total		6,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Communications Equipment 2.65%

QUALCOMM, Inc.	44,157	$3,062

Diversified Telecommunication Services 4.54%

AT&T, Inc.	75,008	2,449
Verizon Communications, Inc.	57,300	2,786
Total		5,235

Electric: Utilities 4.33%

Edison International	17,200	1,075
NextEra Energy, Inc.	15,621	1,626
PPL Corp.	15,397	518
Westar Energy, Inc.	11,000	426
Xcel Energy, Inc.	38,900	1,354
Total		4,999

Electrical Equipment 0.45%

Emerson Electric Co.	9,211	521

Energy Equipment & Services 0.94%

Helmerich & Payne, Inc.	15,912	1,083

Food & Staples Retailing 8.18%

Costco Wholesale Corp.	8,100	1,227
CVS Health Corp.	28,300	2,921
Sysco Corp.	10,800	408
Wal-Mart Stores, Inc.	19,380	1,594
Walgreens Boots Alliance, Inc.	38,821	3,287
Total		9,437

Food Products 1.37%

Bunge Ltd.	13,829	1,139
General Mills, Inc.	7,900	447
Total		1,586

Gas Utilities 0.62%

AGL Resources, Inc.	2,400	119
UGI Corp.	18,400	600
Total		719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 3.56%

Becton, Dickinson & Co.	2,000	$287
C.R. Bard, Inc.	5,288	885
Medtronic plc (Ireland)(a)	37,591	2,932
Total		4,104

Health Care Providers & Services 2.40%

AmerisourceBergen Corp.	5,200	591
Cardinal Health, Inc.	24,148	2,180
Total		2,771

Hotels, Restaurants & Leisure 2.14%

McDonald’s Corp.	19,574	1,907
Yum! Brands, Inc.	7,100	559
Total		2,466

Household Durables 0.37%

Leggett & Platt, Inc.	9,367	432

Household Products 3.70%

Colgate-Palmolive Co.	14,900	1,033
Kimberly-Clark Corp.	15,735	1,685
Procter & Gamble Co. (The)	19,000	1,557
Total		4,275

Industrial Conglomerates 3.78%

3M Co.	26,462	4,365

Information Technology Services 3.02%

Automatic Data Processing, Inc.	6,100	522
International Business Machines Corp.	18,437	2,959
Total		3,481

Insurance 3.96%

ACE Ltd. (Switzerland)(a)	25,664	2,861
Aflac, Inc.	18,164	1,163
PartnerRe Ltd.	4,800	549
Total		4,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Leisure Products 1.41%

Hasbro, Inc.	25,768	$1,629

Machinery 3.94%

Caterpillar, Inc.	23,195	1,856
Illinois Tool Works, Inc.	6,000	583
Parker-Hannifin Corp.	11,700	1,390
Stanley Black & Decker, Inc.	7,500	715
Total		4,544

Metals & Mining 0.34%

Nucor Corp.	8,300	394

Multi-Utilities 1.09%

Consolidated Edison, Inc.	10,100	616
SCANA Corp.	11,598	638
Total		1,254

Oil, Gas & Consumable Fuels 6.54%

Chevron Corp.	42,749	4,488
EOG Resources, Inc.	4,450	408
Occidental Petroleum Corp.	22,173	1,619
ONEOK, Inc.	21,500	1,037
Total		7,552

Pharmaceuticals 4.35%

AbbVie, Inc.	57,299	3,354
Johnson & Johnson	16,519	1,662
Total		5,016

Professional Services 0.98%

Robert Half International, Inc.	18,600	1,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Road & Rail 1.98%

Norfolk Southern Corp.	19,312	$1,988
Ryder System, Inc.	3,100	294
Total		2,282

Semiconductors & Semiconductor Equipment 1.94%

Microchip Technology, Inc.	35,966	1,759
Texas Instruments, Inc.	8,500	486
Total		2,245

Software 0.97%

Microsoft Corp.	27,400	1,114

Specialty Retail 5.98%

Best Buy Co., Inc.	26,400	998
Gap, Inc. (The)	14,100	611
Lowe’s Cos., Inc.	56,925	4,235
Ross Stores, Inc.	10,065	1,060
Total		6,904

Textiles, Apparel & Luxury Goods 1.15%

NIKE, Inc. Class B	13,200	1,324

Tobacco 1.98%

Altria Group, Inc.	22,927	1,147
Reynolds American, Inc.	16,600	1,144
Total		2,291

Trading Companies & Distributors 0.38%

MSC Industrial Direct Co., Inc. Class A	3,700	267
W.W. Grainger, Inc.	750	177
Total		444
Total Common Stocks (cost $106,114,241)		114,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.91%

Repurchase Agreement

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $1,080,000 of U.S. Treasury Note at 0.625% due 4/30/2018; value: $1,071,900; proceeds: $1,050,481 (cost $1,050,481)	$1,050	$1,050

Total Investments in Securities 99.83% (cost $107,164,722)		115,225

Other Assets in Excess of Liabilities(b) 0.17%		194
Net Assets 100.00%		$115,419

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2015	8	Long	$824,320	$(3,527)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$114,175	$—	$—	$114,175
Repurchase Agreement	—	1,050	—	1,050
Total	$114,175	$1,050	$—	$115,225

Other Financial Instruments
Futures Contracts
Assets	—	—	—	—
Liabilities	$(4)	$—	$—	$(4)
Total	$(4)	$—	$—	$(4)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.48%

Aerospace & Defense 6.60%

B/E Aerospace, Inc.	12,361	$786
Honeywell International, Inc.	5,101	532
KLX, Inc.*	2,443	94
TransDigm Group, Inc.	3,527	772
United Technologies Corp.	5,625	659
Total		2,843

Banks 6.03%

First Republic Bank	14,930	852
JPMorgan Chase & Co.	17,729	1,074
Signature Bank*	5,169	670
Total		2,596

Beverages 2.98%

PepsiCo, Inc.	13,446	1,286

Capital Markets 3.21%

Affiliated Managers Group, Inc.*	4,466	959
Morgan Stanley	11,875	424
Total		1,383

Consumer Finance 2.18%

Capital One Financial Corp.	11,901	938

Containers & Packaging 1.27%

Rock-Tenn Co. Class A	8,459	546

Diversified Telecommunication Services 0.80%

Verizon Communications, Inc.	7,070	344

Electric: Utilities 2.14%

NextEra Energy, Inc.	8,857	922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Electrical Equipment 1.26%

Eaton Corp. plc	8,011	$544

Energy Equipment & Services 0.90%

Schlumberger Ltd.	4,653	388

Food & Staples Retailing 2.92%

CVS Health Corp.	8,369	864
Wal-Mart Stores, Inc.	4,794	394
Total		1,258

Food Products 2.09%

Mondelez International, Inc. Class A	24,910	899

Health Care Equipment & Supplies 1.71%

St. Jude Medical, Inc.	11,276	737

Health Care Providers & Services 6.11%

Envision Healthcare Holdings, Inc.*	18,477	709
HCA Holdings, Inc.*	6,955	523
McKesson Corp.	2,381	539
UnitedHealth Group, Inc.	7,272	860
Total		2,631

Hotels, Restaurants & Leisure 2.22%

Hyatt Hotels Corp. Class A*	5,225	309
Yum! Brands, Inc.	8,193	645
Total		954

Household Products 1.81%

Colgate-Palmolive Co.	11,237	779

Information Technology Services 2.09%

Vantiv, Inc. Class A*	23,910	901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Insurance 5.31%

Allstate Corp. (The)	9,210	$656
Hartford Financial Services Group, Inc. (The)	28,055	1,173
Prudential Financial, Inc.	5,713	459
Total		2,288

Internet Software & Services 4.28%

Google, Inc. Class A*	1,695	940
Google, Inc. Class C*	1,283	703
Yahoo!, Inc.*	4,549	202
Total		1,845

Life Sciences Tools & Services 0.81%

Quintiles Transnational Holdings, Inc.*	5,186	347

Media 2.69%

Twenty-First Century Fox, Inc. Class A	9,577	324
Walt Disney Co. (The)	7,971	836
Total		1,160

Multi-Line Retail 3.24%

Kohl’s Corp.	11,325	886
Macy’s, Inc.	7,887	512
Total		1,398

Multi-Utilities 1.09%

PG&E Corp.	8,858	470

Oil, Gas & Consumable Fuels 7.25%

Chevron Corp.	9,765	1,025
EOG Resources, Inc.	5,044	463
Exxon Mobil Corp.	12,531	1,065
Hess Corp.	2,801	190
Occidental Petroleum Corp.	5,204	380
Total		3,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Pharmaceuticals 9.33%

Actavis plc*	2,993	$891
Bristol-Myers Squibb Co.	10,865	701
Eli Lilly & Co.	12,170	884
Pfizer, Inc.	44,403	1,545
Total		4,021

Real Estate Investment Trusts 0.88%

Vornado Realty Trust	3,400	381

Road & Rail 1.49%

Union Pacific Corp.	5,920	641

Semiconductors & Semiconductor Equipment 3.27%

Broadcom Corp. Class A	9,694	420
Intel Corp.	31,690	991
Total		1,411

Software 2.07%

Oracle Corp.	15,765	680
Red Hat, Inc.*	2,816	214
Total		894

Specialty Retail 1.44%

AutoZone, Inc.*	911	621

Technology Hardware, Storage & Peripherals 7.00%

Apple, Inc.	17,656	2,197
EMC Corp.	25,840	660
NetApp, Inc.	4,530	161
Total		3,018

Trading Companies & Distributors 1.01%

W.W. Grainger, Inc.	1,851	437
Total Common Stocks (cost $35,449,462)		42,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.75%

Repurchase Agreement

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $1,125,000 of U.S. Treasury Note at 3.50% due 2/15/2018; value: $1,213,282; proceeds: $1,185,552 (cost $1,185,552)	$1,186	$1,186

Total Investments in Securities 100.23% (cost $36,635,014)		43,190

Liabilities in Excess of Other Assets (0.23)%		(100)
Net Assets 100.00%		$43,090

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$42,004	$—	$—	$42,004
Repurchase Agreement	—	1,186	—	1,186
Total	$42,004	$1,186	$—	$43,190

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 91.30%

Aerospace & Defense 2.02%

Astronics Corp.*	3,457	$255
Hexcel Corp.	4,885	251
Total		506

Airlines 1.00%

JetBlue Airways Corp.*	13,052	251

Banks 2.27%

PrivateBancorp, Inc.	5,319	187
SVB Financial Group*	1,500	191
Western Alliance Bancorp*	6,447	191
Total		569

Biotechnology 11.04%

ACADIA Pharmaceuticals, Inc.*	1,864	61
Acceleron Pharma, Inc.*	1,054	40
Agios Pharmaceuticals, Inc.*	752	71
Alnylam Pharmaceuticals, Inc.*	1,621	169
Bluebird Bio, Inc.*	2,080	251
Celldex Therapeutics, Inc.*	10,981	306
Cepheid, Inc.*	3,624	206
Clovis Oncology, Inc.*	2,707	201
Foundation Medicine, Inc.*	3,809	183
Juno Therapeutics, Inc.*	3,020	183
Neurocrine Biosciences, Inc.*	4,798	191
Ophthotech Corp.*	479	22
PTC Therapeutics, Inc.*	801	49
Receptos, Inc.*	1,260	208
Spark Therapeutics, Inc.*	1,764	137
Synageva BioPharma Corp.*	1,871	183
TESARO, Inc.*	2,690	154
Ultragenyx Pharmaceutical, Inc.*	2,465	153
Total		2,768

Building Products 1.24%

Trex Co., Inc.*	5,712	311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Capital Markets 3.77%

Evercore Partners, Inc. Class A	981	$51
Janus Capital Group, Inc.	10,646	183
Stifel Financial Corp.*	5,417	302
WisdomTree Investments, Inc.	19,111	410
Total		946

Chemicals 0.38%

Flotek Industries, Inc.*	6,395	94

Commercial Services & Supplies 0.73%

US Ecology, Inc.	3,669	183

Communications Equipment 2.25%

Infinera Corp.*	15,724	309
Ruckus Wireless, Inc.*	11,543	149
Sierra Wireless, Inc. (Canada)*(a)	3,218	106
Total		564

Consumer Finance 0.95%

Springleaf Holdings, Inc.*	4,610	239

Diversified Consumer Services 1.57%

2U, Inc.*	11,574	296
LifeLock, Inc.*	6,904	98
Total		394

Diversified Financial Services 1.70%

MarketAxess Holdings, Inc.	4,024	334
On Deck Capital, Inc.*	4,270	91
Total		425

Electronic Equipment, Instruments & Components 3.16%

Cognex Corp.*	3,040	151
FARO Technologies, Inc.*	4,396	273
IPG Photonics Corp.*	3,964	367
Total		791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Food & Staples Retailing 1.91%

Diplomat Pharmacy, Inc.*	7,483	$259
United Natural Foods, Inc.*	2,845	219
Total		478

Food Products 0.71%

Hain Celestial Group, Inc. (The)*	2,776	178

Health Care Equipment & Supplies 5.29%

ABIOMED, Inc.*	5,891	422
DexCom, Inc.*	3,774	235
LDR Holding Corp.*	196	7
NxStage Medical, Inc.*	9,704	168
Spectranetics Corp. (The)*	6,324	220
ZELTIQ Aesthetics, Inc.*	8,909	275
Total		1,327

Health Care Providers & Services 2.17%

ExamWorks Group, Inc.*	6,313	263
Team Health Holdings, Inc.*	4,801	281
Total		544

Health Care Technology 0.71%

Veeva Systems, Inc. Class A*	6,942	177

Hotels, Restaurants & Leisure 5.02%

BJ’s Restaurants, Inc.*	2,236	113
Buffalo Wild Wings, Inc.*	1,768	320
Fiesta Restaurant Group, Inc.*	3,516	214
La Quinta Holdings, Inc.*	12,693	301
Sonic Corp.	4,053	128
Zoe’s Kitchen, Inc.*	5,486	183
Total		1,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Household Durables 0.10%

iRobot Corp.*	740	$24

Information Technology Services 2.80%

Blackhawk Network Holdings, Inc.*	1,673	60
EPAM Systems, Inc.*	6,479	397
MAXIMUS, Inc.	3,656	244
Total		701

Internet & Catalog Retail 1.82%

HSN, Inc.	3,454	236
Wayfair, Inc. Class A*	6,900	221
Total		457

Internet Software & Services 8.04%

Benefitfocus, Inc.*	4,628	170
Cimpress NV (Netherlands)*(a)	3,569	301
comScore, Inc.*	6,267	321
Criteo SA ADR*	5,396	213
Demandware, Inc.*	2,340	143
Gogo, Inc.*	18,291	349
GrubHub, Inc.*	9,130	414
TrueCar, Inc.*	5,751	103
Total		2,014

Leisure Products 1.02%

Brunswick Corp.	4,960	255

Life Sciences Tools & Services 2.06%

Charles River Laboratories International, Inc.*	3,628	288
Fluidigm Corp.*	5,426	228
Total		516

Machinery 1.01%

Middleby Corp. (The)*	1,138	117
Proto Labs, Inc.*	447	31
RBC Bearings, Inc.	1,388	106
Total		254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Media 0.47%

Rentrak Corp.*	2,107	$117

Oil, Gas & Consumable Fuels 0.47%

GasLog Ltd. (Monaco)(a)	6,101	119

Pharmaceuticals 0.77%

Depomed, Inc.*	2,359	53
Horizon Pharma plc*	5,340	139
Total		192

Professional Services 1.36%

Paylocity Holding Corp.*	7,837	225
WageWorks, Inc.*	2,195	117
Total		342

Real Estate Investment Trusts 0.10%

BioMed Realty Trust, Inc.	1,075	24

Road & Rail 1.28%

Genesee & Wyoming, Inc. Class A*	1,140	110
Knight Transportation, Inc.	6,570	212
Total		322

Semiconductors & Semiconductor Equipment 6.52%

Ambarella, Inc.*	3,685	279
Cavium, Inc.*	5,589	396
Cirrus Logic, Inc.*	5,331	177
Monolithic Power Systems, Inc.	2,204	116
Rambus, Inc.*	10,258	129
SunPower Corp.*	8,122	254
Tessera Technologies, Inc.	7,034	284
Total		1,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Software 10.43%

CyberArk Software Ltd. (Israel)*(a)	3,300	$183
FireEye, Inc.*	8,776	344
Manhattan Associates, Inc.*	4,789	242
Materialise NV ADR*	5,437	38
Paycom Software, Inc.*	6,146	197
Proofpoint, Inc.*	5,775	342
Qualys, Inc.*	5,305	247
Synchronoss Technologies, Inc.*	4,015	191
Tableau Software, Inc. Class A*	3,328	308
Ultimate Software Group, Inc. (The)*	2,000	340
Zendesk, Inc.*	8,054	183
Total		2,615

Specialty Retail 2.16%

Asbury Automotive Group, Inc.*	1,388	115
MarineMax, Inc.*	3,928	104
Restoration Hardware Holdings, Inc.*	3,243	322
Total		541

Technology Hardware, Storage & Peripherals 0.54%

Cray, Inc.*	4,841	136

Textiles, Apparel & Luxury Goods 1.33%

Skechers U.S.A., Inc. Class A*	4,623	332

Trading Companies & Distributors 1.13%

Air Lease Corp.	4,363	165
Watsco, Inc.	951	119
Total		284
Total Common Stocks (cost $20,208,077)		22,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2015

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 5.91%

Repurchase Agreement

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $1,525,000 of U.S. Treasury Note at 0.625% due 4/30/2018; value: $1,513,563; proceeds: $1,480,170 (cost $1,480,170)	$1,480	$1,480
Total Investments in Securities 97.21% (cost $21,688,247)		24,364
Other Assets in Excess of Liabilities 2.79%		699
Net Assets 100.00%		$25,063

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$22,884	$—	$—	$22,884
Repurchase Agreement	—	1,480	—	1,480
Total	$22,884	$1,480	$—	$24,364

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.33%

Aerospace & Defense 4.70%

General Dynamics Corp.	65,200	$8,850
TransDigm Group, Inc.	30,500	6,671
United Technologies Corp.	24,390	2,858
Total		18,379

Airlines 0.83%

Southwest Airlines Co.	73,600	3,260

Auto Components 2.14%

Johnson Controls, Inc.	166,000	8,373

Banks 10.99%

Citizens Financial Group, Inc.	243,565	5,877
East West Bancorp, Inc.	173,109	7,004
First Republic Bank	141,593	8,084
JPMorgan Chase & Co.	230,009	13,934
Signature Bank*	38,928	5,044
SunTrust Banks, Inc.	73,900	3,037
Total		42,980

Beverages 2.42%

PepsiCo, Inc.	98,900	9,457

Building Products 1.19%

USG Corp.*	174,800	4,667

Capital Markets 5.04%

Affiliated Managers Group, Inc.*	40,700	8,742
Artisan Partners Asset Management, Inc. Class A	29,618	1,346
Greenhill & Co., Inc.	107,300	4,255
TD Ameritrade Holding Corp.	144,500	5,384
Total		19,727

Chemicals 1.64%

PPG Industries, Inc.	28,427	6,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.04%

ADT Corp. (The)	97,700	$4,057

Communications Equipment 1.51%

Cisco Systems, Inc.	214,200	5,896

Consumer Finance 3.50%

Capital One Financial Corp.	90,625	7,143
Discover Financial Services	115,900	6,531
Total		13,674

Containers & Packaging 0.75%

Ball Corp.	41,500	2,932

Diversified Telecommunication Services 1.53%

Verizon Communications, Inc.	122,900	5,977

Electric: Utilities 2.20%

NextEra Energy, Inc.	82,706	8,606

Energy Equipment & Services 0.49%

Schlumberger Ltd.	22,900	1,911

Food Products 2.44%

Mondelez International, Inc. Class A	264,113	9,532

Health Care Equipment & Supplies 1.71%

St. Jude Medical, Inc.	102,200	6,684

Health Care Providers & Services 5.51%

DaVita HealthCare Partners, Inc.*	51,840	4,213
Envision Healthcare Holdings, Inc.*	141,800	5,438
McKesson Corp.	21,418	4,845
UnitedHealth Group, Inc.	59,700	7,062
Total		21,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.42%

Yum! Brands, Inc.	70,500	$5,550

Household Products 1.73%

Colgate-Palmolive Co.	97,300	6,747

Information Technology Services 1.84%

Vantiv, Inc. Class A*	191,358	7,214

Insurance 5.52%

Allstate Corp. (The)	124,434	8,856
American International Group, Inc.	51,840	2,840
Hartford Financial Services Group, Inc. (The)	236,852	9,905
Total		21,601

Internet Software & Services 1.59%

Google, Inc. Class A*	11,200	6,213

Media 1.56%

CBS Corp. Class B	100,600	6,099

Multi-Line Retail 1.91%

Kohl’s Corp.	95,200	7,449

Multi-Utilities 1.71%

Sempra Energy	61,346	6,688

Oil, Gas & Consumable Fuels 9.78%

Chevron Corp.	149,500	15,694
Devon Energy Corp.	55,300	3,335
Exxon Mobil Corp.	112,197	9,537
Marathon Oil Corp.	231,600	6,047
Occidental Petroleum Corp.	50,000	3,650
Total		38,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Paper & Forest Products 1.71%

International Paper Co.	120,600	$6,692

Pharmaceuticals 9.95%

Actavis plc*	16,697	4,970
Bristol-Myers Squibb Co.	43,800	2,825
Eli Lilly & Co.	156,200	11,348
Johnson & Johnson	28,900	2,907
Pfizer, Inc.	484,200	16,845
Total		38,895

Real Estate Investment Trusts 2.34%

Simon Property Group, Inc.	15,800	3,091
Vornado Realty Trust	54,000	6,048
Total		9,139

Semiconductors & Semiconductor Equipment 3.59%

Broadcom Corp. Class A	86,000	3,723
Intel Corp.	329,422	10,301
Total		14,024

Software 1.56%

Activision Blizzard, Inc.	268,800	6,108

Technology Hardware, Storage & Peripherals 1.74%

EMC Corp.	266,797	6,819

Trading Companies & Distributors 0.75%

W.W. Grainger, Inc.	12,500	2,948
Total Common Stocks (cost $369,404,192)		384,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.27%

Repurchase Agreement

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $3,120,000 of U.S. Treasury Note at 2.625% due 4/30/2018 and $5,720,000 of U.S. Treasury Note at 1.00% due 5/31/2018; value: $9,052,796; proceeds: $8,872,873 (cost $8,872,873)	$8,873	$8,873
Total Investments in Securities 100.60% (cost $378,277,065)		393,403

Liabilities in Excess of Other Assets (0.60)%		(2,336)
Net Assets 100.00%		$391,067

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$384,530	$—	$—	$384,530
Repurchase Agreement	—	8,873	—	8,873
Total	$384,530	$8,873	$—	$393,403

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.78%

Aerospace & Defense 5.00%

General Dynamics Corp.	139,592	$18,947
TransDigm Group, Inc.	68,300	14,938
United Technologies Corp.	71,107	8,334
Total		42,219

Airlines 1.07%

Southwest Airlines Co.	205,000	9,082

Auto Components 2.13%

Johnson Controls, Inc.	357,000	18,007

Banks 11.90%

Citizens Financial Group, Inc.	567,292	13,689
East West Bancorp, Inc.	385,541	15,599
First Republic Bank	327,358	18,689
JPMorgan Chase & Co.	525,819	31,854
Signature Bank*	96,244	12,471
SunTrust Banks, Inc.	200,368	8,233
Total		100,535

Beverages 2.62%

PepsiCo, Inc.	231,300	22,117

Building Products 1.15%

USG Corp.*	364,520	9,733

Capital Markets 3.34%

Affiliated Managers Group, Inc.*	89,900	19,309
Greenhill & Co., Inc.	224,400	8,897
Total		28,206

Chemicals 1.84%

PPG Industries, Inc.	69,081	15,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.04%

ADT Corp. (The)	211,887	$8,798

Communications Equipment 0.98%

Cisco Systems, Inc.	299,720	8,250

Consumer Finance 3.51%

Capital One Financial Corp.	190,312	15,000
Discover Financial Services	260,000	14,651
Total		29,651

Containers & Packaging 0.50%

Ball Corp.	60,034	4,241

Diversified Telecommunication Services 1.01%

Verizon Communications, Inc.	175,100	8,515

Electric: Utilities 2.26%

NextEra Energy, Inc.	183,442	19,087

Energy Equipment & Services 0.51%

Schlumberger Ltd.	51,200	4,272

Food Products 2.44%

Mondelez International, Inc. Class A	570,198	20,578

Health Care Equipment & Supplies 1.90%

St. Jude Medical, Inc.	245,169	16,034

Health Care Providers & Services 4.98%

DaVita HealthCare Partners, Inc.*	130,575	10,613
Envision Healthcare Holdings, Inc.*	322,096	12,352
McKesson Corp.	27,974	6,328
UnitedHealth Group, Inc.	107,659	12,735
Total		42,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.52%

Yum! Brands, Inc.	163,200	$12,847

Household Products 1.71%

Colgate-Palmolive Co.	208,200	14,437

Information Technology Services 1.80%

Vantiv, Inc. Class A*	404,100	15,235

Insurance 7.70%

Allstate Corp. (The)	335,572	23,883
American International Group, Inc.	77,151	4,227
Hartford Financial Services Group, Inc. (The)	577,785	24,163
Prudential Financial, Inc.	158,862	12,758
Total		65,031

Internet Software & Services 1.73%

Google, Inc. Class A*	26,400	14,644

Media 1.57%

CBS Corp. Class B	218,553	13,251

Multi-Line Retail 2.17%

Kohl’s Corp.	234,400	18,342

Multi-Utilities 1.69%

Sempra Energy	130,584	14,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 9.75%

Chevron Corp.	302,700	$31,777
Devon Energy Corp.	106,700	6,435
Exxon Mobil Corp.	243,100	20,664
Marathon Oil Corp.	513,900	13,418
Occidental Petroleum Corp.	138,100	10,081
Total		82,375

Paper & Forest Products 1.93%

International Paper Co.	293,900	16,309

Pharmaceuticals 9.42%

Actavis plc*	47,973	14,278
Bristol-Myers Squibb Co.	94,600	6,102
Eli Lilly & Co.	338,000	24,555
Pfizer, Inc.	996,300	34,661
Total		79,596

Real Estate Investment Trusts 2.11%

Simon Property Group, Inc.	45,900	8,980
Vornado Realty Trust	78,600	8,803
Total		17,783

Semiconductors & Semiconductor Equipment 3.13%

Broadcom Corp. Class A	98,800	4,277
Intel Corp.	708,914	22,168
Total		26,445

Software 1.50%

Activision Blizzard, Inc.	558,000	12,681

Technology Hardware, Storage & Peripherals 1.86%

EMC Corp.	615,700	15,737

Trading Companies & Distributors 1.01%

W.W. Grainger, Inc.	36,200	8,536
Total Common Stocks (cost $788,496,963)		834,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.04%

Repurchase Agreement

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $8,955,000 of U.S. Treasury Note at 1.00% due 5/31/2018; value: $8,988,966; proceeds: $8,811,199 (cost $8,811,199)	$8,811	$8,811

Total Investments in Securities 99.82% (cost $797,308,162)		843,230

Other Assets in Excess of Liabilities 0.18%		1,536
Net Assets 100.00%		$844,766

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$834,419	$—	$—	$834,419
Repurchase Agreement	—	8,811	—	8,811
Total	$834,419	$8,811	$—	$843,230

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.77%

Aerospace & Defense 1.72%

B/E Aerospace, Inc.	20,443	$1,301
TransDigm Group, Inc.	2,992	654
Total		1,955

Airlines 1.23%

United Continental Holdings, Inc.*	20,849	1,402

Automobiles 1.09%

Harley-Davidson, Inc.	20,370	1,237

Beverages 1.47%

Monster Beverage Corp.*	12,061	1,669

Biotechnology 2.70%

Alkermes plc (Ireland)*(a)	9,043	551
BioMarin Pharmaceutical, Inc.*	8,788	1,095
Incyte Corp., Ltd.*	4,722	433
Medivation, Inc.*	3,468	448
Vertex Pharmaceuticals, Inc.*	4,604	543
Total		3,070

Building Products 2.25%

Fortune Brands Home & Security, Inc.	27,504	1,306
Lennox International, Inc.	11,249	1,256
Total		2,562

Capital Markets 2.98%

Affiliated Managers Group, Inc.*	8,263	1,775
Invesco Ltd.	13,716	544
TD Ameritrade Holding Corp.	28,738	1,071
Total		3,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Chemicals 1.51%

Huntsman Corp.	20,179	$447
RPM International, Inc.	26,611	1,277
Total		1,724

Commercial Services & Supplies 2.39%

Stericycle, Inc.*	10,949	1,538
Tyco International plc	27,611	1,189
Total		2,727

Communications Equipment 0.72%

F5 Networks, Inc.*	5,883	676
Palo Alto Networks, Inc.*	944	138
Total		814

Containers & Packaging 0.32%

Owens-Illinois, Inc.*	15,490	361

Distributors 1.25%

LKQ Corp.*	55,826	1,427

Diversified Financial Services 3.07%

Intercontinental Exchange, Inc.	6,770	1,579
Moody’s Corp.	18,514	1,922
Total		3,501

Electrical Equipment 1.42%

AMETEK, Inc.	15,021	789
Rockwell Automation, Inc.	7,170	832
Total		1,621

Food & Staples Retailing 1.65%

Rite Aid Corp.*	87,480	760
Whole Foods Market, Inc.	21,410	1,115
Total		1,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Food Products 2.29%

Hershey Co. (The)	14,029	$1,416
Keurig Green Mountain, Inc.	1,504	168
Mead Johnson Nutrition Co.	10,171	1,022
Total		2,606

Health Care Equipment & Supplies 3.56%

Align Technology, Inc.*	11,726	631
C.R. Bard, Inc.	5,860	981
Cooper Cos., Inc. (The)	5,745	1,077
St. Jude Medical, Inc.	7,744	506
Zimmer Holdings, Inc.	7,280	855
Total		4,050

Health Care Providers & Services 4.44%

AmerisourceBergen Corp.	11,603	1,319
Cardinal Health, Inc.	4,702	424
Centene Corp.*	12,054	852
Envision Healthcare Holdings, Inc.*	24,580	943
Omnicare, Inc.	8,716	672
Universal Health Services, Inc. Class B	7,175	844
Total		5,054

Health Care Technology 1.12%

Cerner Corp.*	17,393	1,274

Hotels, Restaurants & Leisure 4.51%

Dunkin’ Brands Group, Inc.	16,079	765
Hilton Worldwide Holdings, Inc.*	49,743	1,473
Norwegian Cruise Line Holdings Ltd.*	24,561	1,326
Panera Bread Co. Class A*	3,498	560
Starwood Hotels & Resorts Worldwide, Inc.	12,130	1,013
Total		5,137

Household Durables 1.52%

Tempur Sealy International, Inc.*	14,460	835
Whirlpool Corp.	4,442	898
Total		1,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Household Products 1.12%

Church & Dwight Co., Inc.	14,891	$1,272

Industrial Conglomerates 1.27%

Roper Industries, Inc.	8,438	1,451

Information Technology Services 3.33%

Alliance Data Systems Corp.*	2,501	741
Booz Allen Hamilton Holding Corp.	17,706	512
Fiserv, Inc.*	14,782	1,174
FleetCor Technologies, Inc.*	3,413	515
Vantiv, Inc. Class A*	22,621	853
Total		3,795

Insurance 0.46%

Lincoln National Corp.	9,152	526

Internet & Catalog Retail 2.08%

Expedia, Inc.	19,184	1,806
Netflix, Inc.*	1,348	562
Total		2,368

Internet Software & Services 5.19%

Akamai Technologies, Inc.*	21,649	1,538
LinkedIn Corp. Class A*	8,473	2,117
Rackspace Hosting, Inc.*	21,596	1,114
Twitter, Inc.*	22,872	1,146
Total		5,915

Leisure Products 1.12%

Hasbro, Inc.	20,205	1,278

Life Sciences Tools & Services 1.28%

Agilent Technologies, Inc.	14,425	599
Quintiles Transnational Holdings, Inc.*	12,782	856
Total		1,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Machinery 3.75%

IDEX Corp.	15,731	$1,193
Ingersoll-Rand plc (Ireland)(a)	14,251	970
ITT Corp.	19,021	759
Middleby Corp. (The)*	10,556	1,084
SPX Corp.	3,148	267
Total		4,273

Multi-Line Retail 4.19%

Dollar General Corp.*	25,712	1,938
Dollar Tree, Inc.*	20,579	1,670
Nordstrom, Inc.	14,413	1,158
Total		4,766

Oil, Gas & Consumable Fuels 0.99%

Antero Resources Corp.*	7,190	254
EQT Corp.	4,747	393
Memorial Resource Development Corp.*	16,115	286
Rice Energy, Inc.*	9,088	198
Total		1,131

Pharmaceuticals 3.58%

Mallinckrodt plc*	8,430	1,068
Mylan NV*	23,646	1,403
Perrigo Co. plc (Ireland)(a)	9,698	1,606
Total		4,077

Professional Services 1.20%

Robert Half International, Inc.	22,639	1,370

Real Estate Investment Trusts 2.21%

Crown Castle International Corp.	15,605	1,288
Extra Space Storage, Inc.	9,477	640
Ventas, Inc.	8,019	586
Total		2,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Real Estate Management & Development 1.34%

CBRE Group, Inc. Class A*	39,332	$1,523

Road & Rail 1.81%

J.B. Hunt Transport Services, Inc.	15,701	1,341
Old Dominion Freight Line, Inc.*	9,272	717
Total		2,058

Semiconductors & Semiconductor Equipment 4.05%

Altera Corp.	9,738	418
Analog Devices, Inc.	14,217	896
Avago Technologies Ltd. (Singapore)(a)	17,721	2,250
Cavium, Inc.*	14,750	1,044
Total		4,608

Software 5.87%

Activision Blizzard, Inc.	51,884	1,179
Electronic Arts, Inc.*	23,704	1,394
FireEye, Inc.*	24,056	944
Fortinet, Inc.*	26,820	938
Red Hat, Inc.*	8,252	625
ServiceNow, Inc.*	16,771	1,321
Tableau Software, Inc. Class A*	2,993	277
Total		6,678

Specialty Retail 6.57%

Advance Auto Parts, Inc.	2,943	441
AutoZone, Inc.*	3,475	2,370
L Brands, Inc.	10,715	1,010
Tiffany & Co.	5,633	496
Tractor Supply Co.	17,552	1,493
Ulta Salon, Cosmetics & Fragrance, Inc.*	11,066	1,669
Total		7,479

Technology Hardware, Storage & Peripherals 0.43%

Stratasys Ltd.*	9,368	495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 2.76%

Ralph Lauren Corp.	2,766	$363
Under Armour, Inc. Class A*	10,041	811
VF Corp.	26,157	1,970
Total		3,144

Wireless Telecommunication Services 0.96%

SBA Communications Corp. Class A*	9,339	1,094
Total Common Stocks (cost $99,075,918)		112,459

Investments	Principal Amount (000)
SHORT-TERM INVESTMENT 2.04%

Repurchase Agreement

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $2,395,000 of U.S. Treasury Note at 0.625% due 4/30/2018; value: $2,377,038; proceeds: $2,330,388 (cost $2,330,388)	$2,330	2,330

Total Investments in Securities 100.81% (cost $101,406,306)		114,789

Liabilities in Excess of Other Assets (0.81)%		(926)
Net Assets 100.00%		$113,863

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$112,459	$—	$—	$112,459
Repurchase Agreement	—	2,330	—	2,330
Total	$112,459	$2,330	$—	$114,789

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 95.09%

COMMON STOCKS 93.78%

Australia 2.62%

Banks 1.69%
National Australia Bank Ltd.	34,174	$1,000
Real Estate Investment Trusts 0.93%
Mirvac Group	363,258	555
Total Australia		1,555

Austria 1.77%

Diversified Telecommunication Services 1.02%
Telekom Austria AG	84,579	606
Machinery 0.75%
ANDRITZ AG	7,399	442
Total Austria		1,048

Canada 0.26%

Oil, Gas & Consumable Fuels
Baytex Energy Corp.	9,700	153

China 2.74%

Internet Software & Services 1.48%
Baidu, Inc. ADR*	4,200	875
Real Estate Management & Development 1.26%
China Overseas Land & Investment Ltd.	231,826	749
Total China		1,624

Denmark 2.01%

Diversified Telecommunication Services 1.32%
TDC A/S	109,585	785
Pharmaceuticals 0.69%
H Lundbeck A/S*	19,471	410
Total Denmark		1,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
France 9.96%

Aerospace & Defense 2.49%
Safran SA	13,109	$916
Zodiac Aerospace	16,881	559
		1,475
Banks 1.24%
BNP Paribas SA	12,132	738
Food Products 1.01%
Danone SA	8,900	600
Insurance 1.44%
AXA SA	33,920	854
Life Sciences Tools & Services 0.33%
Genfit*	5,266	194
Oil, Gas & Consumable Fuels 1.23%
Total SA	14,683	730
Real Estate Investment Trusts 1.05%
Klepierre	12,668	622
Textiles, Apparel & Luxury Goods 1.17%
Kering	3,564	696
Total France		5,909

Germany 6.09%

Automobiles 0.98%
Daimler AG Registered Shares	6,025	579
Diversified Financial Services 1.02%
Deutsche Boerse AG	7,374	602
Diversified Telecommunication Services 1.06%
Deutsche Telekom AG Registered Shares	34,467	630
Health Care Providers & Services 1.63%
Fresenius SE & Co. KGaA	16,246	969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Industrial Conglomerates 0.95%
Siemens AG Registered Shares	5,205	$563
Life Sciences Tools & Services 0.45%
MorphoSys AG*	4,267	269
Total Germany		3,612

Hong Kong 2.37%

Airlines 1.06%
Cathay Pacific Airways Ltd.	272,000	629
Electric: Utilities 0.79%
Cheung Kong Infrastructure Holdings Ltd.	54,700	470
Hotels, Restaurants & Leisure 0.52%
SJM Holdings Ltd.	235,780	308
Total Hong Kong		1,407

India 2.35%

Oil, Gas & Consumable Fuels 0.87%
Reliance Industries Ltd.	39,355	520
Thrifts & Mortgage Finance 1.48%
Indiabulls Housing Finance Ltd.	98,465	877
Total India		1,397

Indonesia 2.24%

Banks 1.16%
PT Bank Negara Indonesia (Persero) Tbk	1,248,717	689
Food Products 1.08%
PT Indofood Sukses Makmur Tbk	1,118,400	637
Total Indonesia		1,326

Italy 4.12%

Banks 0.86%
UniCredit SpA	74,792	507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Italy (continued)

Capital Markets 1.69%
Anima Holding SpA*†	135,936	$1,005
Gas Utilities 1.57%
Snam SpA	192,024	932
Total Italy		2,444

Japan 19.70%

Automobiles 3.36%
Honda Motor Co., Ltd.	24,700	806
Toyota Motor Corp.	17,000	1,187
		1,993
Banks 2.05%
Bank of Yokohama Ltd. (The)	82,565	484
Sumitomo Mitsui Financial Group, Inc.	19,200	735
		1,219
Chemicals 1.51%
Asahi Kasei Corp.	93,715	895
Diversified Financial Services 0.79%
ORIX Corp.	33,300	468
Electrical Equipment 1.00%
Nidec Corp.	8,900	591
Electronic Equipment, Instruments & Components 1.23%
Hitachi Ltd.	106,452	727
Industrial Conglomerates 1.03%
Toshiba Corp.	145,600	610
Information Technology Services 2.55%
Obic Co., Ltd.	22,200	941
SCSK Corp.	20,500	574
		1,515
Machinery 0.86%
NSK Ltd.	35,000	511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Pharmaceuticals 1.00%
Daiichi Sankyo Co., Ltd.	37,300	$593
Real Estate Management & Development 1.36%
Daiwa House Industry Co., Ltd.	41,000	808
Tobacco 0.83%
Japan Tobacco, Inc.	15,500	490
Trading Companies & Distributors 1.31%
Sumitomo Corp.	73,100	780
Wireless Telecommunication Services 0.82%
SoftBank Corp.	8,400	489
Total Japan		11,689

Mexico 0.72%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*	272,020	427

Netherlands 6.88%

Beverages 2.11%
Heineken Holding NV	18,146	1,249
Construction & Engineering 1.23%
Arcadis NV	22,799	732
Insurance 1.40%
Aegon NV	105,099	830
Oil, Gas & Consumable Fuels 2.14%
Royal Dutch Shell plc Class A ADR	21,300	1,270
Total Netherlands		4,081

Norway 0.74%

Banks
DNB ASA	27,504	441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
South Korea 3.26%

Semiconductors & Semiconductor Equipment 0.61%
SK Hynix, Inc.	8,837	$361
Technology Hardware, Storage & Peripheral 1.39%
Samsung Electronics Co., Ltd.	638	828
Wireless Telecommunication Services 1.26%
SK Telecom Co., Ltd.	3,033	746
Total South Korea		1,935

Spain 1.26%

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	21,076	746

Sweden 1.22%

Diversified Telecommunication Services
TeliaSonera AB	114,133	725

Switzerland 4.17%

Food Products 1.35%
Nestle SA Registered Shares	10,652	802
Pharmaceuticals 2.82%
Novartis AG Registered Shares	9,903	977
Roche Holding AG	2,524	694
		1,671
Total Switzerland		2,473

Thailand 0.84%

Banks
Bangkok Bank Public Co., Ltd.	87,670	500

United Kingdom 16.96%

Airlines 0.82%
International Consolidated Airlines Group SA*	54,509	486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Banks 3.44%
Barclays plc	158,833	$573
HSBC Holdings plc ADR	17,721	755
Lloyds Banking Group plc*	618,422	717
		2,045
Beverages 1.23%
Diageo plc	26,377	729
Food Products 0.86%
Unilever plc	12,203	509
Household Durables 1.11%
Berkeley Group Holdings plc	16,869	659
Insurance 1.54%
Prudential plc	36,788	913
Media 3.44%
ITV plc	155,764	583
Pearson plc	28,916	622
WPP plc	36,802	836
		2,041
Metals & Mining 1.20%
Rio Tinto plc ADR	17,200	712
Pharmaceuticals 1.14%
AstraZeneca plc	9,880	678
Tobacco 1.55%
Imperial Tobacco Group plc	20,919	918
Trading Companies & Distributors 0.63%
Ashtead Group plc	23,235	373
Total United Kingdom		10,063

United States 1.50%

Health Care Equipment & Supplies
ResMed, Inc.	12,400	890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Total Common Stocks (cost $54,717,231)		$55,640

PREFERRED STOCK 1.31%

Germany

Automobiles
Volkswagen AG (cost $730,910)	2,929	777
Total Long-Term Investments (cost $55,448,141)		56,417

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.20%

Repurchase Agreement

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $2,360,000 of U.S. Treasury Note at 3.50% due 2/15/2018; value: $2,545,196; proceeds: $2,490,587 (cost $2,490,587)	$2,491	2,491

Total Investments in Securities 99.29% (cost $57,938,728)		58,908

Foreign Cash and Other Assets in Excess of Liabilities 0.71%		424
Net Assets 100.00%		$59,332

ADR	American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$1,555	$—	$1,555
Austria	606	442	—	1,048
Canada	153	—	—	153
China	875	749	—	1,624
Denmark	—	1,195	—	1,195
France	—	5,909	—	5,909
Germany	—	3,612	—	3,612
Hong Kong	629	778	—	1,407
India	—	1,397	—	1,397
Indonesia	—	1,326	—	1,326
Italy	—	2,444	—	2,444
Japan	—	11,689	—	11,689
Mexico	427	—	—	427
Netherlands	1,270	2,811	—	4,081
Norway	—	441	—	441
South Korea	—	1,935	—	1,935
Spain	—	746	—	746
Sweden	—	725	—	725
Switzerland	—	2,473	—	2,473
Thailand	—	500	—	500
United Kingdom	1,467	8,596	—	10,063
United States	890	—	—	890
Preferred Stock	—	777	—	777
Repurchase Agreement	—	2,491	—	2,491
Total	$6,317	$52,591	$—	$58,908

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 99.12%

COMMON STOCKS 98.48%

Australia 5.12%

Commercial Services & Supplies 1.38%
Spotless Group Holdings Ltd.	431,264	$744
Food Products 0.51%
Select Harvests Ltd.	48,532	274
Hotels, Restaurants & Leisure 0.78%
Mantra Group Ltd.	164,029	419
Multi-Utilities 1.12%
DUET Group	312,734	606
Real Estate Investment Trusts 1.33%
Charter Hall Group	185,747	719
Total Australia		2,762

Austria 0.72%

Semiconductors & Semiconductor Equipment ams AG	8,087	386

Belgium 0.29%

Electric: Utilities
Elia System Operator SA	3,685	155

Brazil 0.20%

Multi-Line Retail
Magazine Luiza SA	68,500	110

Canada 4.69%

Auto Components 1.26%
Linamar Corp.	11,045	681
Commercial Services & Supplies 1.01%
Newalta Corp.	48,994	541
Metals & Mining 0.54%
HudBay Minerals, Inc.	35,802	293
Oil, Gas & Consumable Fuels 1.04%
Bankers Petroleum Ltd.*	132,779	284
Whitecap Resources, Inc.	24,400	277
		561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Canada (continued)

Paper & Forest Products 0.84%
Interfor Corp.*	29,900	$452
Total Canada		2,528

China 2.76%

Energy Equipment & Services 0.54%
Hilong Holding Ltd.	1,205,000	292
Machinery 1.09%
Sinotruk Hong Kong Ltd.	983,500	587
Oil, Gas & Consumable Fuels 0.60%
China Suntien Green Energy Corp., Ltd. Class H	1,343,000	325
Water Utilities 0.53%
CT Environmental Group Ltd.	264,000	285
Total China		1,489

Finland 1.10%

Leisure Product
Amer Sports OYJ	27,514	591

France 2.63%

Commercial Services & Supplies 1.20%
Elior Participations SCA*+	37,837	648
Information Technology Services 1.06%
Altran Technologies SA	56,999	571
Life Sciences Tools & Services 0.37%
Genfit*	5,356	198
Total France		1,417

Germany 3.72%

Internet Software & Services 0.94%
XING AG	2,926	504
Life Sciences Tools & Services 0.85%
Gerresheimer AG	3,049	168
MorphoSys AG*	4,629	292
		460
Machinery 1.15%
Deutz AG	67,877	286
DMG MORI SEIKI AG	10,217	336
		622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Real Estate Management & Development 0.78%
Deutsche Annington Immobilien SE	6,061	$204
Patrizia Immobilien AG*	11,904	213
		417
Total Germany		2,003

Hong Kong 3.82%

Capital Markets 1.68%
Sun Hung Kai & Co., Ltd.	1,016,000	904
Communications Equipment 0.86%
VTech Holdings Ltd.	32,500	464
Diversified Telecommunication Services 0.26%
HKBN Ltd.*	115,104	143
Household Durables 1.02%
Techtronic Industries Co., Ltd.	163,500	551
Total Hong Kong		2,062

India 3.98%

Consumer Finance 0.46%
SKS Microfinance Ltd.*	33,516	246
Real Estate Management & Development 1.30%
Housing Development & Infrastructure Ltd.*	227,354	369
Oberoi Realty Ltd.	73,382	332
		701
Thrifts & Mortgage Finance 2.22%
Indiabulls Housing Finance Ltd.	134,280	1,196
Total India		2,143

Indonesia 1.40%

Banks 0.93%
Bank Tabungan Negara Persero Tbk PT	5,267,596	505
Consumer Finance 0.47%
PT Clipan Finance Indonesia Tbk*	8,129,400	252
Total Indonesia		757

Ireland 1.63%

Health Care Providers & Services
UDG Healthcare plc	125,418	879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Israel 1.43%

Chemicals
Frutarom Industries Ltd.	20,635	$771

Italy 5.89%

Banks 1.32%
Banca Popolare di Milano Scarl*	704,472	711
Capital Markets 2.37%
Anima Holding SpA*+	172,940	1,279
Communications Equipment 0.49%
Telit Communications plc*	83,176	264
Textiles, Apparel & Luxury Goods 1.71%
Brunello Cucinelli SpA	17,157	302
Moncler SpA (Italy)	36,949	619
		921
Total Italy		3,175

Japan 23.20%

Auto Components 1.26%
Toyo Tire & Rubber Co., Ltd.	37,800	679
Building Products 0.46%
Aica Kogyo Co., Ltd.	10,600	247
Construction & Engineering 2.50%
Maeda Road Construction Co., Ltd.	45,000	729
SHO-BOND Holdings Co., Ltd.	14,100	620
		1,349
Diversified Financial Services 1.46%
Century Tokyo Leasing Corp.	25,900	789
Electronic Equipment, Instruments & Components 1.61%
Hitachi High-Technologies Corp.	28,500	867
Food & Staples Retailing 0.81%
Sundrug Co., Ltd.	8,400	436
Hotels, Restaurants & Leisure 1.16%
St. Marc Holdings Co., Ltd.	18,400	625
Household Durables 1.31%
Haseko Corp.	72,700	708
Information Technology Services 3.26%
NS Solutions Corp.	12,400	382
Obic Co., Ltd.	17,900	759
SCSK Corp.	22,100	619
		1,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Machinery 3.14%
CKD Corp.	60,400	$565
Nabtesco Corp.	19,700	569
NSK Ltd.	38,200	557
		1,691
Personal Products 1.24%
Kobayashi Pharmaceutical Co., Ltd.	9,300	666
Professional Services 0.79%
Temp Holdings Co., Ltd.	12,300	424
Real Estate Management & Development 2.40%
Hulic Co., Ltd.	64,400	724
Takara Leben Co., Ltd.	106,500	570
		1,294
Software 0.35%
NSD Co., Ltd.	12,650	187
Specialty Retail 0.63%
Komehyo Co., Ltd.	13,700	341
Wireless Telecommunication Services 0.82%
Okinawa Cellular Telephone Co.	15,200	442
Total Japan		12,505

Luxembourg 1.13%

Real Estate Management & Development
Grand City Properties SA*	32,734	607

Mexico 0.23%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*	80,500	126

Netherlands 4.56%

Construction & Engineering 2.04%
Arcadis NV	34,241	1,100
Machinery 1.52%
Aalberts Industries NV	26,038	819
Professional Services 1.00%
USG People NV	38,944	539
Total Netherlands		2,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
New Zealand 1.95%

Airlines
Air New Zealand Ltd.	516,551	$1,051

Philippines 2.11%

Banks 1.02%
Rizal Commercial Banking Corp.	544,040	550
Real Estate Management & Development 1.09%
Filinvest Land, Inc.	14,662,000	590
Total Philippines		1,140

Portugal 1.21%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	221,132	650

Spain 1.06%

Food Products
Ebro Foods SA	30,744	573

Sweden 2.99%

Commercial Services & Supplies 1.77%
Loomis AB Class B	31,102	953
Consumer Finance 0.22%
Hoist Finance AB*+	15,500	119
Food & Staples Retailing 1.00%
Axfood AB	10,265	542
Total Sweden		1,614

Switzerland 2.84%

Capital Markets 0.56%
EFG International AG*	24,359	301
Communications Equipment 0.57%
Ascom Holding AG Registered Shares	17,981	309
Household Durables 1.71%
Forbo Holding AG Registered Shares*	778	923
Total Switzerland		1,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.00%

Semiconductors & Semiconductor Equipment
Epistar Corp.	334,000	$537

United Kingdom 16.82%

Capital Markets 2.07%
Ashmore Group plc	128,376	541
Jupiter Fund Management plc	94,958	576
		1,117
Chemicals 1.24%
Essentra plc	45,525	669
Diversified Financial Services 1.68%
Arrow Global Group plc	246,467	906
Household Durables 1.04%
Berkeley Group Holdings plc	14,374	562
Information Technology Services 1.00%
Innovation Group plc	1,283,875	537
Insurance 0.28%
Just Retirement Group plc	61,517	150
Multi-Line Retail 3.10%
B&M European Value Retail SA	137,075	635
Debenhams plc	473,052	526
Poundland Group plc	94,333	511
		1,672
Oil, Gas & Consumable Fuels 0.39%
Genel Energy plc*	29,800	208
Professional Services 2.90%
Exova Group plc*	164,187	390
Hays plc	235,045	530
Michael Page International plc	83,205	642
		1,562
Software 0.34%
Tungsten Corp. plc*	62,476	185
Specialty Retail 1.43%
DFS Furniture plc*	99,701	379
Howden Joinery Group plc	59,628	392
		771
Textiles, Apparel & Luxury Goods 0.70%
Jimmy Choo plc*	148,803	375
Trading Companies & Distributors 0.65%
HSS Hire Group plc*+	121,028	352
Total United Kingdom		9,066
Total Common Stocks (cost $48,948,535)		53,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	U.S. $ Fair Value (000)
PREFERRED STOCK 0.64%

Germany

Machinery
Jungheinrich AG (cost $393,663)	5,386	$346
Total Investments in Securities 99.12% (cost $49,342,198)		53,434
Foreign Cash and Other Assets in Excess of Liabilities 0.88%		477
Net Assets 100.00%		$53,911

*	Non-income producing security.
+	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$419	$2,343	$—	$2,762
Austria	—	386	—	386
Belgium	—	155	—	155
Brazil	110	—	—	110
Canada	2,528	—	—	2,528
China	—	1,489	—	1,489
Finland	—	591	—	591
France(3)	571	846	—	1,417
Germany	—	2,003	—	2,003
Hong Kong	607	1,455	—	2,062
India	—	2,143	—	2,143
Indonesia	252	505	—	757
Ireland	879	—	—	879
Israel	—	771	—	771
Italy(3)	566	2,609	—	3,175
Japan	—	12,505	—	12,505
Luxembourg(3)	—	607	—	607
Mexico	126	—	—	126
Netherlands	—	2,458	—	2,458
New Zealand	—	1,051	—	1,051
Philippines(3)	550	590	—	1,140
Portugal	—	650	—	650
Spain	—	573	—	573
Sweden	119	1,495	—	1,614
Switzerland(3)	—	1,533	—	1,533
Taiwan	—	537	—	537
United Kingdom(3)	3,883	5,183	—	9,066
Preferred Stock	—	346	—	346
Total	$10,610	$42,824	$—	$53,434

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of March 31, 2015, the following securities were transferred during the period ended March 31, 2015.

Security	Country	Level Transfer	Transfer Amount	Valuation Method on 3/31/2015*
Altran Technologies SA	France	from Level 2 to Level 1	$827,602	Last sale price
Brunello Cucinelli SpA	Italy	from Level 2 to Level 1	$241,119	Last sale price
Grand City Properties SA	Luxembourg	from Level 1 to Level 2	$355,979	Adjusted Valuation
Rizal Commercial Banking Corp.	Philippines	from Level 2 to Level 1	$373,532	Last sale price
EFG International AG	Switzerland	from Level 1 to Level 2	$183,404	Adjusted Valuation
Forbo Holding AG Registered Shares	Switzerland	from Level 1 to Level 2	$937,283	Adjusted Valuation
Arrow Global Group plc	United Kingdom	from Level 2 to Level 1	$870,030	Last sale price
Tungsten Corp. plc	United Kingdom	from Level 2 to Level 1	$274,034	Last sale price

*See Note 2(k)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.26%

Aerospace & Defense 1.67%

Orbital ATK, Inc.	48,754	$3,736
Triumph Group, Inc.	53,600	3,201
Total		6,937

Banks 8.04%

CIT Group, Inc.	116,000	5,234
Citizens Financial Group, Inc.	261,100	6,300
East West Bancorp, Inc.	122,600	4,961
Fifth Third Bancorp	223,500	4,213
First Republic Bank	91,300	5,212
M&T Bank Corp.	58,600	7,442
Total		33,362

Building Products 1.08%

Armstrong World Industries, Inc.*	78,100	4,488

Capital Markets 3.77%

Affiliated Managers Group, Inc.*	21,300	4,575
Greenhill & Co., Inc.	71,700	2,843
Invesco Ltd.	207,500	8,235
Total		15,653

Chemicals 3.60%

Albemarle Corp.	96,100	5,078
Axalta Coating Systems Ltd.*	115,300	3,185
Axiall Corp.	72,200	3,389
Huntsman Corp.	148,500	3,292
Total		14,944

Communications Equipment 2.74%

Harris Corp.	17,462	1,375
Juniper Networks, Inc.	238,900	5,395
Motorola Solutions, Inc.	68,800	4,587
Total		11,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Electric: Utilities 5.73%

Edison International	113,100	$7,065
ITC Holdings Corp.	128,100	4,795
Portland General Electric Co.	178,500	6,621
PPL Corp.	156,800	5,278
Total		23,759

Energy Equipment & Services 0.72%

Superior Energy Services, Inc.	133,500	2,982

Food Products 1.76%

Pinnacle Foods, Inc.	179,100	7,309

Health Care Equipment & Supplies 2.35%

Alere, Inc.*	98,900	4,836
St. Jude Medical, Inc.	75,400	4,931
Total		9,767

Health Care Providers & Services 5.05%

Cardinal Health, Inc.	82,667	7,462
Cigna Corp.	67,700	8,763
Universal Health Services, Inc. Class B	40,000	4,709
Total		20,934

Hotels, Restaurants & Leisure 2.95%

MGM Resorts International*	199,500	4,195
Wyndham Worldwide Corp.	88,800	8,034
Total		12,229

Household Durables 4.87%

Jarden Corp.*	146,100	7,729
Lennar Corp. Class A	77,500	4,015
Whirlpool Corp.	41,900	8,466
Total		20,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 4.12%

Fidelity National Information Services, Inc.	129,700	$8,827
Vantiv, Inc. Class A*	94,500	3,563
VeriFone Systems, Inc.*	134,500	4,693
Total		17,083

Insurance 10.53%

Allstate Corp. (The)	65,413	4,656
Argo Group International Holdings Ltd.	54,059	2,711
Hanover Insurance Group, Inc. (The)	63,038	4,575
Hartford Financial Services Group, Inc. (The)	251,700	10,526
Lincoln National Corp.	131,300	7,545
Marsh & McLennan Cos., Inc.	73,300	4,111
XL Group plc (Ireland)(a)	260,500	9,586
Total		43,710

Leisure Products 1.19%

Hasbro, Inc.	78,300	4,952

Life Sciences Tools & Services 1.43%

PerkinElmer, Inc.	116,000	5,932

Machinery 2.55%

Ingersoll-Rand plc (Ireland)(a)	78,800	5,365
Stanley Black & Decker, Inc.	54,800	5,226
Total		10,591

Metals & Mining 1.70%

Allegheny Technologies, Inc.	151,712	4,553
Reliance Steel & Aluminum Co.	41,000	2,504
Total		7,057

Multi-Line Retail 0.71%

Macy’s, Inc.	45,400	2,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Multi-Utilities 2.53%

CMS Energy Corp.	129,300	$4,514
Sempra Energy	54,700	5,963
Total		10,477

Oil, Gas & Consumable Fuels 4.80%

Cimarex Energy Co.	68,100	7,838
CONSOL Energy, Inc.	123,500	3,444
Diamondback Energy, Inc.*	28,700	2,205
EQT Corp.	42,000	3,481
Gulfport Energy Corp.*	64,100	2,943
Total		19,911

Paper & Forest Products 2.12%

International Paper Co.	158,400	8,790

Pharmaceuticals 3.13%

Actavis plc*	6,900	2,054
Mallinckrodt plc*	55,500	7,029
Mylan NV*	66,000	3,917
Total		13,000

Real Estate Investment Trusts 9.05%

Boston Properties, Inc.	56,400	7,923
Camden Property Trust	65,600	5,125
DDR Corp.	178,100	3,316
Duke Realty Corp.	256,700	5,589
Kimco Realty Corp.	157,500	4,229
SL Green Realty Corp.	42,200	5,418
Taubman Centers, Inc.	33,841	2,610
UDR, Inc.	98,414	3,349
Total		37,559

Real Estate Management & Development 2.98%

Jones Lang LaSalle, Inc.	48,100	8,196
Realogy Holdings Corp.*	91,800	4,175
Total		12,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2015

Investments	Shares	Fair Value (000)
Road & Rail 2.72%

Con-way, Inc.	93,300	$4,117
Ryder System, Inc.	75,400	7,155
Total		11,272

Semiconductors & Semiconductor Equipment 3.48%

Broadcom Corp. Class A	83,100	3,598
Freescale Semiconductor Ltd.*	52,265	2,130
NVIDIA Corp.	276,500	5,786
NXP Semiconductors NV (Netherlands)*(a)	29,000	2,910
Total		14,424

Software 0.82%

Electronic Arts, Inc.*	58,000	3,411

Textiles, Apparel & Luxury Goods 1.07%

PVH Corp.	41,600	4,433
Total Common Stocks (cost $336,756,418)		411,851

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.87%

Repurchase Agreement

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $3,650,000 of U.S. Treasury Note at 1.00% due 5/31/2018; value: $3,663,844; proceeds: $3,587,541 (cost $3,587,541)	$3,588	3,588

Total Investments in Securities 100.13% (cost $340,343,959)		415,439
Liabilities in Excess of Cash and Other Assets (0.13)%		(525)
Net Assets 100.00%		$414,914

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$411,851	$—	$—	$411,851
Repurchase Agreement	—	3,588	—	3,588
Total	$411,851	$3,588	$—	$415,439

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 90.81%

Asset-Backed Securities 14.07%

Automobiles 9.03%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$45	$45,207
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	3	3,348
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	25	25,014
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	52	51,992
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	35	35,104
BMW Vehicle Owner Trust 2014-A A3	0.97%	11/26/2018	14	14,021
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	47	47,189
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	5	5,008
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	10	10,004
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	5	5,004
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	6	6,027
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	12	11,641
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	23	22,984
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	15	15,035
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	40	40,004
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	25	25,056
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	35	35,014
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	10	10,039
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	41	41,015
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	41	41,018
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	4	4,476
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	45	44,979
Ford Credit Auto Owner Trust 2014-B A3	0.90%	10/15/2018	6	6,007
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	50	50,029
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	30	30,008
Nissan Auto Lease Trust 2014-A A3	0.80%	2/15/2017	65	64,954
Nissan Auto Receivables Owner Trust 2013-C A3	0.67%	8/15/2018	25	24,980
Nissan Auto Receivables Owner Trust 2014-B A3	1.11%	5/15/2019	25	25,102
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	21	21,010
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	95	94,918
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	40	40,162
Total				896,349

Credit Cards 2.52%

Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	50	50,353
Synchrony Credit Card Master Note Trust 2011-2 A	0.655%#	5/15/2019	100	100,152
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	100	100,038
Total				250,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.19%

Home Equity Asset Trust 2006-8 2A2	0.281%#	3/25/2037	$19	$18,458

Other 2.33%

HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%	11/15/2046	100	99,139
SLM Private Education Loan Trust 2011-B A1†	1.025%#	12/16/2024	31	31,036
SLM Private Education Loan Trust 2012-A A1†	1.575%#	8/15/2025	39	39,419
SLM Private Education Loan Trust 2013-B A1†	0.825%#	7/15/2022	62	62,307
Total				231,901
Total Asset-Backed Securities (cost $1,395,621)				1,397,251

CORPORATE BONDS 41.05%

Advertising 0.07%

Alliance Data Systems Corp.†	6.375%	4/1/2020	7	7,271

Aerospace/Defense 0.16%

Exelis, Inc.	4.25%	10/1/2016	15	15,471

Air Transportation 0.22%

American Airlines Group, Inc.†	5.50%	10/1/2019	11	11,330
US Airways Group, Inc.	6.125%	6/1/2018	10	10,550
Total				21,880

Auto Parts: Original Equipment 0.27%

Accuride Corp.	9.50%	8/1/2018	5	5,225
Hertz Corp. (The)	7.50%	10/15/2018	16	16,660
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	5	5,106
Total				26,991

Automotive 0.11%

General Motors Financial Co., Inc.	4.75%	8/15/2017	10	10,557

Banks: Money Center 0.02%

Bank of America Corp.	5.25%	12/1/2015	2	2,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 2.46%

Associated Banc-Corp.	5.125%	3/28/2016	$19	$19,687
CIT Group, Inc.	4.25%	8/15/2017	4	4,060
CIT Group, Inc.	5.00%	5/15/2017	2	2,062
Citigroup, Inc.	5.50%	2/15/2017	38	40,769
Citigroup, Inc.	6.125%	11/21/2017	7	7,782
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	27	28,959
Morgan Stanley	3.00%	8/31/2015	50	49,375
Morgan Stanley	6.625%	4/1/2018	10	11,381
National City Corp.	6.875%	5/15/2019	3	3,543
PNC Funding Corp.	5.625%	2/1/2017	5	5,377
Popular, Inc.	7.00%	7/1/2019	2	2,018
Royal Bank of Scotland Group plc (United Kingdom)(a)	2.55%	9/18/2015	50	50,371
Royal Bank of Scotland NV (Netherlands)(a)	4.65%	6/4/2018	2	2,111
Royal Bank of Scotland plc (The) (United Kingdom)(a)	9.50%	3/16/2022	10	11,299
Synovus Financial Corp.	7.875%	2/15/2019	5	5,625
Total				244,419

Biotechnology Research & Production 0.16%

Laboratory Corp. of America Holdings	3.125%	5/15/2016	2	2,045
STHI Holding Corp.†	8.00%	3/15/2018	13	13,504
Total				15,549

Broadcasting 0.03%

Cox Communications, Inc.†	9.375%	1/15/2019	2	2,523

Brokers 0.24%

Jefferies Group LLC	8.50%	7/15/2019	20	24,020

Building Materials 0.27%

Ainsworth Lumber Co., Ltd. (Canada)†(a)	7.50%	12/15/2017	5	5,219
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	2	978
CRH America, Inc.	6.00%	9/30/2016	3	3,201
Martin Marietta Materials, Inc.	6.60%	4/15/2018	12	13,582
Owens Corning	9.00%	6/15/2019	3	3,630
Total				26,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.41%

Expedia, Inc.	7.456%	8/15/2018	$18	$20,844
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	8	8,200
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.†	9.50%	12/1/2019	7	7,551
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	4	4,060
Total				40,655

Cable Services 0.02%

Time Warner Cable, Inc.	8.75%	2/14/2019	2	2,471

Chemicals 0.55%

Airgas, Inc.	2.95%	6/15/2016	2	2,043
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	10	10,163
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	20	21,525
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	20	20,875
Total				54,606

Coal 0.25%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	10	10,050
Penn Virginia Corp.	7.25%	4/15/2019	6	5,460
Penn Virginia Corp.	8.50%	5/1/2020	10	9,450
Total				24,960

Computer Hardware 0.11%

DynCorp International, Inc.	10.375%	7/1/2017	9	7,920
Seagate HDD Cayman	6.875%	5/1/2020	3	3,120
Total				11,040

Computer Service 0.28%

Computer Sciences Corp.	6.50%	3/15/2018	25	27,649

Computer Software 0.53%

Aspect Software, Inc.	10.625%	5/15/2017	11	9,625
First Data Corp.	11.75%	8/15/2021	11	12,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software (continued)

First Data Corp.	12.625%	1/15/2021	$8	$9,500
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	5	5,381
SRA International, Inc.	11.00%	10/1/2019	5	5,325
SunGard Data Systems, Inc.	7.625%	11/15/2020	9	9,551
Total				52,156

Consumer Products 0.20%

Avon Products, Inc.	3.125%	3/15/2016	10	10,000
Avon Products, Inc.	5.35%	3/15/2020	11	10,054
Total				20,054

Containers 0.26%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	20	20,625
Tekni-Plex, Inc.†	9.75%	6/1/2019	5	5,400
Total				26,025

Diversified 0.18%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	18	17,685

Drugs 1.75%

Actavis Funding SCS (Luxembourg)(a)	1.348%#	3/12/2018	5	5,035
Actavis Funding SCS (Luxembourg)(a)	2.35%	3/12/2018	25	25,356
Actavis Funding SCS (Luxembourg)(a)	3.00%	3/12/2020	10	10,243
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	18	18,326
Hospira, Inc.	6.05%	3/30/2017	20	21,795
Mylan, Inc.†	7.875%	7/15/2020	60	63,395
Valeant Pharmaceuticals International, Inc.†	6.75%	8/15/2018	15	15,844
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	3	3,146
VRX Escrow Corp. (Canada)†(a)	5.375%	3/15/2020	10	10,113
Total				173,253

Electric: Power 0.98%

Duquesne Light Holdings, Inc.	5.50%	8/15/2015	8	8,134
Entergy Corp.	4.70%	1/15/2017	30	31,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Exelon Generation Co. LLC	2.95%	1/15/2020	$10	$10,180
Metropolitan Edison Co.	7.70%	1/15/2019	3	3,588
Pepco Holdings, Inc.	2.70%	10/1/2015	40	40,323
RJS Power Holdings LLC†	5.125%	7/15/2019	4	3,960
Total				97,744

Electronics 0.19%

Jabil Circuit, Inc.	7.75%	7/15/2016	5	5,387
Jabil Circuit, Inc.	8.25%	3/15/2018	12	13,950
Total				19,337

Electronics: Semi-Conductors/Components 0.31%

Freescale Semiconductor, Inc.	10.75%	8/1/2020	5	5,450
KLA-Tencor Corp.	2.375%	11/1/2017	14	14,238
KLA-Tencor Corp.	3.375%	11/1/2019	11	11,434
Total				31,122

Energy Equipment & Services 1.02%

Cameron International Corp.	6.375%	7/15/2018	25	28,041
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	15	16,197
Energy Transfer Partners LP	9.00%	4/15/2019	39	48,233
Energy Transfer Partners LP	9.70%	3/15/2019	7	8,806
Total				101,277

Engineering & Contracting Services 0.05%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	5	4,500

Entertainment 0.76%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	40	41,700
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	18	18,304
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	3	3,172
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	4	4,510
Vail Resorts, Inc.	6.50%	5/1/2019	7	7,258
Total				74,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 3.21%

Air Lease Corp.	4.50%	1/15/2016	$18	$18,416
Air Lease Corp.	5.625%	4/1/2017	37	39,636
Bank of America Corp.	7.80%	9/15/2016	50	54,447
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	2	2,140
Countrywide Financial Corp.	6.25%	5/15/2016	65	68,399
Denali Borrower LLC/Denali Finance Corp.†	5.625%	10/15/2020	14	14,833
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	5	5,117
Fidelity National Financial, Inc.	6.60%	5/15/2017	5	5,466
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	3	3,098
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	3	2,475
Lloyds Bank plc (United Kingdom)(a)	9.875%	12/16/2021	45	51,097
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	13	13,943
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	12	12,570
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	5	5,263
Utility Contract Funding LLC†	7.944%	10/1/2016	1	625
Western Union Co. (The)	3.35%	5/22/2019	20	20,822
Total				318,347

Financial: Miscellaneous 0.03%

NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	3	3,284

Food 0.57%

Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	5	5,175
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	5	5,263
H.J. Heinz Co.	4.25%	10/15/2020	2	2,055
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	7	7,665
Southern States Cooperative, Inc.†	10.00%	8/15/2021	2	1,900
Tesco plc (United Kingdom)†(a)	5.50%	11/15/2017	2	2,149
US Foods, Inc.	8.50%	6/30/2019	31	32,627
Total				56,834

Gaming 0.55%

CCM Merger, Inc.†	9.125%	5/1/2019	9	9,855
Isle of Capri Casinos, Inc.	7.75%	3/15/2019	10	10,431
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	17	17,043
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	8	8,480
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	8	8,450
Total				54,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care 0.20%

Zoetis, Inc.	1.15%	2/1/2016	$8	$8,004
Zoetis, Inc.	1.875%	2/1/2018	12	12,015
Total				20,019

Health Care Products 1.66%

Biomet, Inc.	6.50%	8/1/2020	6	6,375
Biomet, Inc.	6.50%	10/1/2020	21	22,102
Boston Scientific Corp.	6.00%	1/15/2020	5	5,761
Boston Scientific Corp.	6.40%	6/15/2016	4	4,239
CareFusion Corp.	6.375%	8/1/2019	2	2,341
Forest Laboratories, Inc.†	4.375%	2/1/2019	43	46,102
Hologic, Inc.	6.25%	8/1/2020	2	2,085
Immucor, Inc.	11.125%	8/15/2019	12	12,945
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	10	10,975
Life Technologies Corp.	3.50%	1/15/2016	5	5,099
Life Technologies Corp.	6.00%	3/1/2020	17	19,654
Quest Diagnostics, Inc.	2.50%	3/30/2020	2	2,008
Zimmer Holdings, Inc.	2.00%	4/1/2018	10	10,084
Zimmer Holdings, Inc.	2.70%	4/1/2020	15	15,220
Total				164,990

Health Care Services 1.66%

Capella Healthcare, Inc.	9.25%	7/1/2017	12	12,450
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	17	18,105
DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	14	14,709
Emdeon, Inc.	11.00%	12/31/2019	8	8,760
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	17	17,722
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	52	55,185
Senior Housing Properties Trust	3.25%	5/1/2019	2	2,033
Senior Housing Properties Trust	4.30%	1/15/2016	20	20,304
Senior Housing Properties Trust	6.75%	4/15/2020	14	15,992
Total				165,260

Hospital Management 0.21%

HealthSouth Corp.	8.125%	2/15/2020	15	15,693
United Surgical Partners International, Inc.	9.00%	4/1/2020	5	5,394
Total				21,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 1.15%

CNO Financial Group, Inc.†	6.375%	10/1/2020	$20	$21,200
Kemper Corp.	6.00%	5/15/2017	6	6,488
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	7	7,182
UnumProvident Finance Co. plc (United Kingdom)†(a)	6.85%	11/15/2015	35	36,249
Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	25	25,657
Willis North America, Inc.	6.20%	3/28/2017	16	17,123
Total				113,899

Leasing 0.24%

Aviation Capital Group Corp.†	3.875%	9/27/2016	4	4,087
Aviation Capital Group Corp.†	4.625%	1/31/2018	17	17,745
Aviation Capital Group Corp.†	7.125%	10/15/2020	2	2,328
Total				24,160

Leisure 0.22%

Carnival Corp.	3.95%	10/15/2020	15	15,964
Central Garden & Pet Co.	8.25%	3/1/2018	6	6,169
Total				22,133

Lodging 1.72%

Host Hotels & Resorts LP	5.875%	6/15/2019	43	44,628
Host Hotels & Resorts LP	6.00%	11/1/2020	55	58,034
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	58,777
Marina District Finance Co., Inc.	9.875%	8/15/2018	9	9,461
Total				170,900

Machinery: Agricultural 0.40%

Lorillard Tobacco Co.	6.875%	5/1/2020	33	39,375

Machinery: Industrial/Specialty 0.05%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	5	5,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.23%

Sirius XM Radio, Inc.†	5.25%	8/15/2022	$5	$5,294
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	16	17,260
Total				22,554

Merchandising 0.10%

Kemet Corp.	10.50%	5/1/2018	10	10,250

Metal Fabricating 0.07%

Edgen Murray Corp.†	8.75%	11/1/2020	6	6,547

Metals & Minerals: Miscellaneous 0.91%

Barrick Gold Corp. (Canada)(a)	2.90%	5/30/2016	2	2,035
Glencore Finance Canada Ltd. (Canada)†(a)	2.05%	10/23/2015	30	30,130
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	25	25,785
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	8	8,280
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	12	11,887
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	12	12,375
Total				90,492

Natural Gas 0.28%

Bill Barrett Corp.	7.625%	10/1/2019	6	5,670
Kinder Morgan, Inc.	7.00%	6/15/2017	10	11,036
Kinder Morgan, Inc.	7.25%	6/1/2018	8	9,083
Tennessee Gas Pipeline Co. LLC	7.50%	4/1/2017	2	2,209
Total				27,998

Oil 2.19%

Antero Resources Corp.	6.00%	12/1/2020	3	3,017
BP Capital Markets plc (United Kingdom)(a)	1.674%	2/13/2018	4	4,021
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	2	1,490
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	5	5,368
Chaparral Energy, Inc.	8.25%	9/1/2021	9	6,300
Concho Resources, Inc.	6.50%	1/15/2022	3	3,157
Continental Resources, Inc.	7.125%	4/1/2021	15	15,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Continental Resources, Inc.	7.375%	10/1/2020	$25	$26,391
DCP Midstream LLC†	9.75%	3/15/2019	5	5,567
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	2.803%	12/30/2016	20	19,989
Ecopetrol SA (Colombia)(a)	4.25%	9/18/2018	12	12,600
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	5	2,100
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	15	16,186
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	6	6,180
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	11	11,907
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	5	5,225
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	10	10,400
Laredo Petroleum, Inc.	9.50%	2/15/2019	2	2,095
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	19	17,670
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	4	2,650
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	5	5,125
Valero Energy Corp.	9.375%	3/15/2019	17	21,312
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	12	12,630
Total				217,092

Oil: Crude Producers 2.60%

Anadarko Petroleum Corp.	5.95%	9/15/2016	12	12,806
Anadarko Petroleum Corp.	8.70%	3/15/2019	1	1,223
Cimarex Energy Co.	5.875%	5/1/2022	4	4,280
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75%	4/1/2019	8	8,315
Enbridge Energy Partners LP	6.50%	4/15/2018	15	16,722
Enbridge Energy Partners LP	9.875%	3/1/2019	6	7,562
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	13	14,668
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	25	29,897
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	4	4,120
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	25	26,464
Kinder Morgan Finance Co. LLC	5.70%	1/5/2016	2	2,066
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	9	9,832
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%	6/1/2020	6	6,570
Regency Energy Partners LP/Regency Energy Finance Corp.†	8.375%	6/1/2019	8	8,420
Sabine Oil & Gas Corp.	7.25%	6/15/2019	5	912
Sabine Pass LNG LP	6.50%	11/1/2020	5	5,200
Southwestern Energy Co.	3.30%	1/23/2018	3	3,060
Sunoco, Inc.	5.75%	1/15/2017	2	2,140
W&T Offshore, Inc.	8.50%	6/15/2019	8	4,880
Williams Partners LP/ACMP Finance Corp.	5.875%	4/15/2021	80	83,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	$5	$5,300
Total				257,962

Oil: Integrated Domestic 0.83%

Carrizo Oil & Gas, Inc.	8.625%	10/15/2018	10	10,475
Colorado Interstate Gas Co. LLC	6.80%	11/15/2015	12	12,414
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.50%	11/15/2020	6	6,383
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%	5/1/2021	15	15,862
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	2	2,125
Kinder Morgan Energy Partners LP	4.10%	11/15/2015	10	10,178
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	3	3,434
Newfield Exploration Co.	6.875%	2/1/2020	15	15,532
Rowan Cos., Inc.	7.875%	8/1/2019	5	5,581
Total				81,984

Oil: Integrated International 1.02%

Petrobras Global Finance BV (Netherlands)(a)	1.881%#	5/20/2016	20	18,952
Petrobras Global Finance BV (Netherlands)(a)	2.631%#	3/17/2017	25	23,060
Petrobras Global Finance BV (Netherlands)(a)	3.50%	2/6/2017	10	9,383
Petroleos Mexicanos (Mexico)(a)	2.277%#	7/18/2018	25	25,650
Transocean, Inc.	6.375%	12/15/2021	7	5,906
Weatherford International Ltd.	9.625%	3/1/2019	16	18,345
Total				101,296

Paper & Forest Products 0.42%

Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	24	25,005
Coveris Holding Corp.†	10.00%	6/1/2018	8	8,480
Mercer International, Inc. (Canada)(a)	7.00%	12/1/2019	8	8,320
Total				41,805

Real Estate Investment Trusts 3.14%

American Tower Corp.	7.25%	5/15/2019	21	24,694
ARC Properties Operating Partnership LP	2.00%	2/6/2017	22	21,384
ARC Properties Operating Partnership LP	3.00%	2/6/2019	23	22,408
Boston Properties LP	5.625%	11/15/2020	25	29,114
DDR Corp.	7.50%	7/15/2018	5	5,831
DDR Corp.	9.625%	3/15/2016	15	16,182
Digital Realty Trust LP	4.50%	7/15/2015	35	35,088
Digital Realty Trust LP	5.875%	2/1/2020	12	13,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

EPR Properties	7.75%	7/15/2020	$14	$16,992
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	2	2,262
Hospitality Properties Trust	6.70%	1/15/2018	5	5,505
Iron Mountain, Inc.	8.375%	8/15/2021	4	4,175
Kilroy Realty LP	4.80%	7/15/2018	25	26,925
Mid-America Apartments LP	6.05%	9/1/2016	5	5,339
Reckson Operating Partnership LP	6.00%	3/31/2016	25	26,168
Regency Centers LP	5.25%	8/1/2015	35	35,502
SL Green Realty Corp.	5.00%	8/15/2018	8	8,638
SL Green Realty Corp.	7.75%	3/15/2020	10	12,152
Total				311,983

Restaurants 0.31%

Darden Restaurants, Inc.	6.45%	10/15/2017	14	15,468
Yum! Brands, Inc.	6.25%	4/15/2016	15	15,800
Total				31,268

Retail 1.34%

Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	19	16,720
DBP Holding Corp.†	7.75%	10/15/2020	3	2,715
Dollar General Corp.	4.125%	7/15/2017	6	6,315
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	12	12,300
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	15	15,038
Party City Holdings, Inc.	8.875%	8/1/2020	12	12,990
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	10	10,300
QVC, Inc.†	7.375%	10/15/2020	37	38,480
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	17	17,977
Total				132,835

Retail: Specialty 0.02%

Petco Animal Supplies, Inc.†	9.25%	12/1/2018	2	2,105

Savings & Loan 0.39%

Santander Holdings USA, Inc.	3.00%	9/24/2015	30	30,237
Santander Holdings USA, Inc.	4.625%	4/19/2016	8	8,288
Total				38,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Security Services 0.05%

Smith & Wesson Holding Corp.†	5.00%	7/15/2018	$5	$4,859

Steel 0.53%

Allegheny Technologies, Inc.	9.375%	6/1/2019	17	20,443
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/23/2017	30	31,818
Total				52,261

Telecommunications 1.45%

AT&T, Inc.	1.60%	2/15/2017	5	5,016
AT&T, Inc.	2.40%	8/15/2016	10	10,180
AT&T, Inc.	2.95%	5/15/2016	7	7,155
AT&T, Inc.	5.80%	2/15/2019	2	2,268
Cincinnati Bell, Inc.	8.75%	3/15/2018	14	14,368
Consolidated Communications, Inc.	10.875%	6/1/2020	14	15,872
GTE Corp.	6.84%	4/15/2018	40	46,081
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	4/1/2019	15	15,604
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	10/15/2020	4	4,130
Level 3 Communications, Inc.	8.875%	6/1/2019	3	3,173
Windstream Corp.	8.125%	9/1/2018	19	19,898
Total				143,745

Telephone-Long Distance 0.22%

America Movil SAB de CV (Mexico)(a)	5.625%	11/15/2017	20	22,142

Textile Products 0.11%

Polymer Group, Inc.	7.75%	2/1/2019	10	10,425

Tobacco 0.03%

Reynolds American, Inc.	6.75%	6/15/2017	1	1,110
Reynolds American, Inc.	7.75%	6/1/2018	2	2,333
Total				3,443

Transportation: Miscellaneous 0.59%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	6	6,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous (continued)

Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	$35	$35,296
Marquette Transportation Co. LLC/Marquette Transportation Finance Corp.	10.875%	1/15/2017	12	12,435
Southern Railway Co.	9.75%	6/15/2020	3	4,012
Total				58,073

Truckers 0.11%

Con-way, Inc.	7.25%	1/15/2018	10	11,309

Utilities: Electrical 0.12%

Jersey Central Power & Light Co.	7.35%	2/1/2019	10	11,829

Utilities: Miscellaneous 0.20%

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	19	20,045

Wholesale 0.06%

Interline Brands, Inc. PIK	10.00%	11/15/2018	6	6,315
Total Corporate Bonds (cost $4,099,045)				4,075,637

FLOATING RATE LOANS(b) 3.88%

Aerospace/Defense 0.36%

Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	4	3,964
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021	22	22,061
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	10	9,989
Total				36,014

Banks: Money Center 0.13%

Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018	13	12,632

Chemicals 0.19%

Celanese US Holdings LLC Dollar Term Loan C3	2.422%	10/31/2018	19	19,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.04%

Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	$3	$2,210
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	3	2,055
Total				4,265

Food 0.19%

Aramark Corp. Term Loan E	3.25%	9/7/2019	14	13,840
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	5	5,052
Total				18,892

Gaming 0.45%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	24	23,817
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	21	20,563
Total				44,380

Health Care 1.01%

Amgen, Inc. Term Loan	1.275%	9/18/2018	16	16,305
Capsugel Holdings US, Inc. Initial Term Loan	3.50%	8/1/2018	2	1,850
Express Scripts Holding Co. Term Loan	1.678%	8/29/2016	7	7,237
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.63%	10/30/2017	5	4,604
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.273%	8/7/2019	33	32,762
Mallinckrodt International Finance SA Incremental Term Loan B1 (Luxembourg)(a)	3.50%	3/19/2021	15	14,962
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(a)	3.25%	3/19/2021	7	6,932
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022	2	2,001
Thermo Fisher Scientific, Inc. Committed Term Loan	1.643%	1/31/2017	13	13,208
Total				99,861

Health Care Products 0.10%

Biomet, Inc. Dollar Term Loan B2	3.674%	7/25/2017	10	9,686

Media 0.49%

AMC Networks, Inc. Term Loan A	1.925%	12/16/2019	30	29,440
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	10	9,877
CSC Holdings LLC Term Loan B	2.678%	4/17/2020	9	8,771
Total				48,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.04%

American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/20/2022	$4	$3,990

Services 0.36%

Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	5	4,950
Kasima LLC Term Loan	3.25%	5/17/2021	26	25,736
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	5	5,246
Total				35,932

Technology 0.16%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	11	11,275
Sensata Technologies B.V. Third Amendment Term Loan (Netherlands)(a)	3.50%	10/14/2021	5	5,009
Total				16,284

Telecommunications 0.21%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	21	21,287

Utilities 0.15%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	5	5,037
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	1	995
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	5	4,925
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016	4	4,028
Total				14,985
Total Floating Rate Loans (cost $385,726)				385,340

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.23%

Dominican Republic 0.07%

Dominican Republic†	9.04%	1/23/2018	7	7,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Mexico 0.23%

United Mexican States	5.95%		3/19/2019	$20	$22,900

Peru 0.18%

Republic of Peru	7.125%		3/30/2019	15	18,000

Philippines 0.20%

Republic of Philippines	9.875%		1/15/2019	15	19,369

Poland 0.55%

Republic of Poland	5.00%		10/19/2015	30	30,810
Republic of Poland	6.375%		7/15/2019	20	23,575
Total					54,385
Total Foreign Government Obligations (cost $120,753)					121,753

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.28%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.533	%#	10/25/2030	10	10,728
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883	%#	1/25/2047	42	44,108
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.009	%#	10/25/2047	10	10,161
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	23	23,103
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	10	10,277
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	24	24,366
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	49	49,775
Government National Mortgage Assoc. 2014-64 IO	1.308	%#	12/16/2054	492	45,082
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	2	1,881
Government National Mortgage Assoc. 2014-78 IO	0.933	%#	3/16/2056	96	7,122
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $223,124)					226,603

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.83%

Federal Home Loan Mortgage Corp.	2.266	%#	11/1/2038	54	57,887
Federal Home Loan Mortgage Corp.	2.353	%#	6/1/2041	28	29,562
Federal Home Loan Mortgage Corp.	3.092	%#	10/1/2043	34	35,731
Federal Home Loan Mortgage Corp.	3.226	%#	12/1/2040	74	78,504
Federal National Mortgage Assoc.	2.371	%#	10/1/2036	82	87,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.805	%#	11/1/2044	$32	$33,455
Federal National Mortgage Assoc.	2.901	%#	6/1/2042	41	43,063
Federal National Mortgage Assoc.	3.366	%#	12/1/2040	6	5,936
Federal National Mortgage Assoc.	3.409	%#	12/1/2040	10	10,241
Federal National Mortgage Assoc.	3.457	%#	10/1/2040	4	3,983
Federal National Mortgage Assoc.	3.704	%#	1/1/2042	88	93,348
Total Government Sponsored Enterprises Pass-Throughs (cost $479,111)					479,567

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.62%

Bear Stearns Commercial Mortgage Securities Trust 2004-PWR5 F†	5.483%		7/11/2042	75	80,221
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%		11/11/2041	15	16,673
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.882	%#	11/11/2041	25	27,842
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.90	%#	12/10/2049	25	26,664
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	100	105,043
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008	%#	1/12/2030	100	101,484
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%		3/10/2047	32	31,778
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.24	%#	12/10/2049	50	54,387
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	35	39,628
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	50	53,322
Commercial Mortgage Pass-Through Certificates 2012-CR1 A2	2.35%		5/15/2045	20	20,272
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	10	10,187
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.252	%#	9/10/2047	2,000	27,064
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	100	103,204
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.436	%#	12/20/2054	13	13,408
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.376	%#	12/20/2054	16	15,764
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.376	%#	12/20/2054	16	15,764
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%		2/10/2046	100	102,698
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.296	%#	1/10/2045	380	39,224
GS Mortgage Securities Trust 2013-GC14 A1	1.217%		8/10/2046	63	63,586
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	42	42,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.693%#	12/5/2027	$25	$30,493
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.331%#	1/15/2048	999	75,500
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	50	52,840
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	25	26,725
LMREC, Inc. 2015-CRE1 A†	1.923%#	2/22/2032	100	100,413
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A1	0.777%	12/15/2048	64	63,342
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.861%#	4/12/2049	125	133,372
Prima Capital CRE Securitization	2.55%	8/26/2049	100	100,438
TimberStar Trust 1 2006-1A A†	5.668%	10/15/2036	190	201,236
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.246%#	3/10/2046	973	63,187
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	10	10,519
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	40	42,464
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%	6/15/2044	100	108,540
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.352%#	8/15/2045	482	48,022
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,043,799)				2,047,424

U.S. TREASURY OBLIGATIONS 2.85%

U.S. Treasury Note	0.25%	4/15/2016	244	243,885
U.S. Treasury Note	0.50%	7/31/2017	39	38,854
Total U.S. Treasury Obligations (cost $282,516)				282,739
Total Long-Term Investments (cost $9,029,695)				9,016,314

SHORT-TERM INVESTMENTS 12.25%

CORPORATE BONDS 3.98%

Automotive 0.02%

Hyundai Capital America†	1.625%	10/2/2015	2	2,009

Banks: Regional 0.19%

Fifth Third Bancorp	3.625%	1/25/2016	2	2,043
Royal Bank of Scotland plc (The) (United Kingdom)(a)	3.95%	9/21/2015	16	16,242
Total				18,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.05%

Beam Suntory, Inc.	5.375%	1/15/2016	$5	$5,167

Brokers 0.10%

Jefferies Group LLC	3.875%	11/9/2015	10	10,136

Computer Service 0.02%

Computer Sciences Corp.	2.50%	9/15/2015	2	2,014

Computer Technology 0.02%

EQT Corp.	5.00%	10/1/2015	2	2,038

Construction/Homebuilding 0.11%

CRH America, Inc.	4.125%	1/15/2016	10	10,223

Diversified Materials & Processing 0.02%

Kilroy Realty LP	5.00%	11/3/2015	2	2,043

Electric: Power 0.06%

Entergy Corp.	3.625%	9/15/2015	2	2,023
LG&E and KU Energy LLC	2.125%	11/15/2015	4	4,027
Total				6,050

Electrical Equipment 0.02%

Xerox Corp.	6.40%	3/15/2016	2	2,102

Electronics: Semi-Conductors/Components 0.05%

Avnet, Inc.	6.00%	9/1/2015	5	5,100

Financial Services 0.33%

Bank of America Corp.	7.75%	8/15/2015	25	25,616
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	7	7,074
Total				32,690

Investment Management Companies 0.27%

Leucadia National Corp.	8.125%	9/15/2015	26	26,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.02%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.125%	5/11/2015	$2	$2,004

Leisure 0.05%

Carnival Corp.	1.20%	2/5/2016	5	5,009

Manufacturing 0.02%

Pentair Finance SA (Luxembourg)(a)	1.35%	12/1/2015	2	2,005

Metals & Minerals: Miscellaneous 0.72%

Glencore Canada Corp. (Canada)(a)	5.375%	6/1/2015	2	2,013
Glencore Canada Corp. (Canada)(a)	6.00%	10/15/2015	10	10,257
Teck Resources Ltd. (Canada)(a)	5.375%	10/1/2015	58	59,224
Total				71,494

Milling: Fruits/Grain 0.02%

Ingredion, Inc.	3.20%	11/1/2015	2	2,025

Oil 0.15%

Noble Holding International Ltd.	3.45%	8/1/2015	15	15,064

Oil: Crude Producers 0.46%

DCP Midstream Operating LP	3.25%	10/1/2015	2	2,014
Devon Energy Corp.	0.721%#	12/15/2015	3	2,996
Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	25	25,205
Talisman Energy, Inc. (Canada)(a)	5.125%	5/15/2015	15	15,061
Total				45,276

Oil: Integrated Domestic 0.76%

Marathon Oil Corp.	0.90%	11/1/2015	10	10,004
Rockies Express Pipeline LLC†	3.90%	4/15/2015	40	40,025
Texas Gas Transmission LLC	4.60%	6/1/2015	25	25,137
Total				75,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.02%

Domtar Corp. (Canada)(a)	7.125%	8/15/2015	$2	$2,034

Real Estate Investment Trusts 0.21%

DDR Corp.	5.50%	5/1/2015	19	19,062
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	2	2,029
Total				21,091

Support: Services 0.25%

Brambles USA, Inc.†	3.95%	4/1/2015	25	25,000

Textile Products 0.04%

Mohawk Industries, Inc.	6.125%	1/15/2016	4	4,153
Total Corporate Bonds (cost $394,938)				394,973

REPURCHASE AGREEMENT 8.27%

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $840,000 of Federal National Mortgage Assoc. at 1.35% due 8/13/2018; value: $842,100; proceeds: $820,843 (cost $820,843)			821	820,843
Total Short-Term Investments (cost $1,215,781)				1,215,816
Total Investments in Securities 103.06% (cost $10,245,476)				10,232,130
Liabilities in Excess of Other Assets(c) (3.06%)				(303,942)
Net Assets 100.00%				$9,928,188

IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2015.
(c)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

Open Forward Foreign Currency Exchange Contracts at March 31, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	4/28/2015	2,990	$3,375	$3,216	$159

Open Futures Contracts at March 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 2-Year Treasury Note	June 2015	10	Long	$2,191,563	$8,061

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 5-Year Treasury Note	June 2015	3	Short	$(360,633)	$(3,560)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,397,251	$—	$1,397,251
Corporate Bonds	—	4,470,610	—	4,470,610
Floating Rate Loans(4)
Aerospace/Defense	—	36,014	—	36,014
Banks: Money Center	—	12,632	—	12,632
Chemicals	—	19,044	—	19,044
Energy Equipment & Services	—	4,265	—	4,265
Food	—	18,892	—	18,892
Gaming	—	44,380	—	44,380
Health Care	—	99,861	—	99,861
Health Care Products	—	9,686	—	9,686
Media	—	48,088	—	48,088
Metals & Minerals: Miscellaneous	—	3,990	—	3,990
Services	—	30,982	4,950	35,932
Technology	—	16,284	—	16,284
Telecommunications	—	21,287	—	21,287
Utilities	—	9,948	5,037	14,985
Foreign Government Obligations	—	121,753	—	121,753
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	226,603	—	226,603
Government Sponsored Enterprises Pass-Throughs	—	479,567	—	479,567
Non-Agency Commercial Mortgage-Backed Securities	—	2,047,424	—	2,047,424
U.S. Treasury Obligations	—	282,739	—	282,739
Repurchase Agreement	—	820,843	—	820,843
Total	$—	$10,222,143	$9,987	$10,232,130
Other Financial Instruments
Forward Foreign Currency Exchange Contract
Assets	$—	$159	$—	$159
Liabilities	—	—	—	—
Futures Contracts
Assets	8,061	—	—	8,061
Liabilities	(3,560)	—	—	(3,560)
Total	$4,501	$159	$—	$4,660

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2015.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2015

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of January 1, 2015	$27,861
Accrued discounts/premiums	2
Realized gain (loss)	12
Change in unrealized appreciation/depreciation	48
Purchases	5,985
Sales	(1,010)
Net transfers in or out of Level 3	(22,911)
Balance as of March 31, 2015	$9,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.91%

ASSET-BACKED SECURITIES 19.24%

Automobiles 7.01%

Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	$352	$352,685
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	56	56,060
Ally Auto Receivables Trust 2013-SN1 A3	0.72%	5/20/2016	129	128,568
Ally Auto Receivables Trust 2014-1 A2	0.48%	2/15/2017	1,075	1,074,137
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	685	688,144
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	380	380,358
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	51	51,169
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	865	864,798
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	827	826,195
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	20	19,871
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	45	44,572
BMW Vehicle Lease Trust 2013-1 A4	0.66%	6/20/2016	725	725,067
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,005	1,007,999
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	276	275,811
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	760	760,270
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	1,040	1,040,756
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	226	225,833
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	78	78,242
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	197	197,390
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	580	581,373
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	135	134,796
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	1,275	1,275,535
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	1,160	1,160,473
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	860	863,342
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	545	545,196
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	74	73,833
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	28	28,346
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	935	934,562
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	360	359,986
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	8	7,615
Honda Auto Receivables Owner Trust 2013-1 A3	0.48%	11/21/2016	413	413,040
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	276	275,620
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	588	588,345
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	269	268,582
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	297	297,045
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	496	496,126
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	820	820,027
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	1,346	1,345,841
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	27	27,062
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	810	810,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	$124	$124,033
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	1,381	1,381,835
Nissan Auto Receivables Owner Trust 2013-A A3	0.50%	5/15/2017	493	493,476
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	860	861,231
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	189	189,022
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%	12/15/2017	531	531,570
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	60	59,983
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	12	12,459
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	75	75,321
World Omni Auto Receivables Trust 2013-B A2	0.48%	11/15/2016	59	59,020
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%	12/15/2016	1,195	1,198,939
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	210	210,853
Total				25,302,631

Credit Cards 6.01%

American Express Credit Account Master Trust 2012-2 A	0.68%	3/15/2018	550	550,473
American Express Credit Account Master Trust 2012-5 A	0.59%	5/15/2018	220	220,036
American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	355	358,030
Bank of America Credit Card Trust 2014-A3 A	0.465%#	1/15/2020	620	620,073
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	860	866,078
Chase Issuance Trust 2012-A3	0.79%	6/15/2017	1,590	1,591,181
Chase Issuance Trust 2012-A5	0.59%	8/15/2017	1,475	1,475,829
Chase Issuance Trust 2012-A8	0.54%	10/16/2017	1,525	1,525,182
Chase Issuance Trust 2013-A5 A	0.47%	5/15/2017	1,195	1,195,098
Chase Issuance Trust 2013-A8	1.01%	10/15/2018	355	355,816
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	800	802,006
Citibank Credit Card Issuance Trust 2003-A7	4.15%	7/7/2017	1,510	1,524,864
Citibank Credit Card Issuance Trust 2006-A3	5.30%	3/15/2018	685	715,623
Citibank Credit Card Issuance Trust 2012-A1	0.55%	10/10/2017	1,290	1,290,169
Citibank Credit Card Issuance Trust 2013-A1	0.274%#	4/24/2017	950	949,880
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	1,210	1,219,313
Discover Card Master Trust 2012-A3 A	0.86%	11/15/2017	1,400	1,400,765
Synchrony Credit Card Master Note Trust 2011-2 A	0.655%#	5/15/2019	1,505	1,507,282
Synchrony Credit Card Master Note Trust 2012-4 A	0.475%#	6/15/2018	315	315,008
Synchrony Credit Card Master Note Trust 2012-5 A	0.95%	6/15/2018	1,930	1,931,680
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	805	805,326
World Financial Network Credit Card Master Trust 2014-A	0.555%#	12/15/2019	450	450,107
Total				21,669,819

Home Equity 0.17%

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.371%#	1/25/2036	178	170,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity (continued)

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.331	%#	5/25/2036	$41	$37,751
Home Equity Asset Trust 2006-7 2A2	0.281	%#	1/25/2037	70	69,543
Home Equity Asset Trust 2006-8 2A2	0.281	%#	3/25/2037	189	187,283
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	110	108,698
Option One Mortgage Loan Trust 2005-1 A4	0.971	%#	2/25/2035	21	20,617
Total					594,793

Other 6.05%

Apollo Credit Funding IV Ltd. 4A A1†(a)	1.556	%#	4/15/2027	1,000	999,500
BlueMountain CLO Ltd. 2014-3A A1†	1.727	%#	10/15/2026	500	498,480
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.75	%#	10/15/2026	400	400,541
CIFC Funding II Ltd. 2014-2A A1L†	1.743	%#	5/24/2026	250	250,100
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.503	%#	7/17/2023	1,000	993,863
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.757	%#	10/19/2025	200	198,931
Fortress Credit BSL Ltd. 2013-1A A†	1.433	%#	1/19/2025	900	885,089
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733	%#	10/15/2026	425	423,508
Gleneagles CLO Ltd. 2005-1A B†	0.805	%#	11/1/2017	500	495,223
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	100	99,863
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	100	99,953
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	495	494,772
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	100	99,326
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	250	247,849
HLSS Servicer Advance Receivables Backed Notes 2013-T7 BT7†	2.229%		11/15/2046	325	325,657
HLSS Servicer Advance Receivables Backed Notes 2013-T7 CT7†	2.526%		11/15/2046	500	498,455
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	930	928,090
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	365	363,071
HLSS Servicer Advance Receivables Trust 2013-T1 B2†	1.744%		1/16/2046	150	150,059
Jasper CLO Ltd. 2005-1A A†	0.525	%#	8/1/2017	286	285,123
Madison Park Funding IV Ltd. 2007-4A A2†	0.495	%#	3/22/2021	1,989	1,967,541
Meritage Mortgage Loan Trust 2004-2 M3	1.146	%#	1/25/2035	515	488,368
Morgan Stanley Capital I, Inc. 2006-HE1 A3	0.351	%#	1/25/2036	4	4,436
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	100	99,739
Oaktree CLO Ltd. 2014-2A A1A†	1.762	%#	10/20/2026	1,000	999,244
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773	%#	4/15/2026	500	501,037
Octagon Loan Funding Ltd. 2014-1A A1†	1.706	%#	11/18/2026	250	249,749
OHA Loan Funding Ltd. 2015-1A A†	1.769	%#	2/15/2027	1,000	1,000,000
OZLM VII Ltd. 2014-7A A1B†	1.747	%#	7/17/2026	1,000	1,000,886
OZLM VIII Ltd. 2014-8A A1A†	1.715	%#	10/17/2026	410	409,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SLM Private Education Loan Trust 2010-A 2A†	3.425	%#	5/16/2044	$56	$59,307
SLM Private Education Loan Trust 2011-B A1†	1.025	%#	12/16/2024	721	723,137
SLM Private Education Loan Trust 2012-A A1†	1.575	%#	8/15/2025	115	116,285
SLM Private Education Loan Trust 2012-C A1†	1.275	%#	8/15/2023	884	888,188
SLM Private Education Loan Trust 2012-E A1†	0.925	%#	10/16/2023	826	828,052
SLM Student Loan Trust 2011-1 A1	0.694	%#	3/25/2026	49	49,563
Venture XVI CLO Ltd. 2014-16A A1L†	1.753	%#	4/15/2026	988	986,101
Venture XVII CLO Ltd. 2014-17A A†	1.733	%#	7/15/2026	650	648,116
Venture XVIII CLO Ltd. 2014-18A A†	1.703	%#	10/15/2026	500	497,769
Voya CLO Ltd. 2012-3AR AR†(a)	1.615	%#	10/15/2022	500	497,000
Voya CLO Ltd. 2015-1A A1†(a)	1.742	%#	4/18/2027	725	724,275
Westchester CLO Ltd. 2007-1A A1A†	0.48	%#	8/1/2022	373	369,780
Total					21,845,438
Total Asset-Backed Securities (cost $69,386,590)					69,412,681

CORPORATE BONDS 32.17%

Aerospace/Defense 0.00%

Embraer SA (Brazil)(b)	5.15%		6/15/2022	10	10,387

Air Transportation 0.09%

American Airlines Group, Inc.†	5.50%		10/1/2019	86	88,580
American Airlines Pass-Through Trust 2013-2 B†	5.60%		7/15/2020	214	223,940
Total					312,520

Apparel 0.19%

PVH Corp.	7.75%		11/15/2023	561	694,500

Auto Parts: Original Equipment 0.15%

Hertz Corp. (The)	6.25%		10/15/2022	218	226,175
Hertz Corp. (The)	7.375%		1/15/2021	38	40,090
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	280	285,950
Total					552,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 0.29%

Ford Motor Co.	6.375%	2/1/2029	$40	$49,553
Ford Motor Co.	6.625%	10/1/2028	226	291,100
Ford Motor Co.	7.45%	7/16/2031	500	692,110
Total				1,032,763

Banks: Money Center 0.29%

Barclays plc (United Kingdom)(b)	3.65%	3/16/2025	813	817,229
BBVA Banco Continental SA (Peru)†(b)	5.25%	9/22/2029	200	203,440
Zions Bancorporation	4.50%	6/13/2023	13	13,771
Total				1,034,440

Banks: Regional 2.49%

Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(b)	4.125%	6/6/2024	165	162,938
Citigroup, Inc.	5.50%	9/13/2025	1,520	1,726,241
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	441	517,955
HBOS plc (United Kingdom)†(b)	6.00%	11/1/2033	677	804,935
ICICI Bank Ltd. (Hong Kong)†(b)	5.75%	11/16/2020	270	307,300
JPMorgan Chase & Co.	3.875%	9/10/2024	2,293	2,355,145
Lloyds Bank plc (United Kingdom)†(b)	6.50%	9/14/2020	343	403,450
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	271	319,872
Morgan Stanley	4.10%	5/22/2023	75	78,134
Morgan Stanley	4.35%	9/8/2026	494	518,543
Morgan Stanley	5.00%	11/24/2025	389	430,249
Wells Fargo & Co.	4.10%	6/3/2026	1,293	1,366,040
Total				8,990,802

Beverages 0.21%

Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(b)	3.375%	11/1/2022	240	214,680
Central American Bottling Corp. (Guatemala)†(b)	6.75%	2/9/2022	205	216,531
Corporacion Lindley SA (Peru)†(b)	4.625%	4/12/2023	27	26,325
Fomento Economico Mexicano SAB de CV (Mexico)(b)	4.375%	5/10/2043	300	295,755
Total				753,291

Biotechnology Research & Production 0.42%

Amgen, Inc.	6.40%	2/1/2039	1,153	1,500,643

Broadcasting 0.18%

Cox Communications, Inc.†	8.375%	3/1/2039	455	648,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers 0.34%

Jefferies Group LLC	6.875%	4/15/2021	$1,086	$1,233,392

Building Materials 0.03%

Nortek, Inc.	10.00%	12/1/2018	25	26,525
Owens Corning	9.00%	6/15/2019	78	94,393
Total				120,918

Business Services 0.35%

Expedia, Inc.	4.50%	8/15/2024	888	899,184
Expedia, Inc.	5.95%	8/15/2020	262	296,109
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	75	76,875
Total				1,272,168

Cable Services 0.19%

Time Warner Cable, Inc.	7.30%	7/1/2038	510	689,692

Chemicals 0.94%

Albemarle Corp.	4.15%	12/1/2024	516	536,197
Alfa SAB de CV (Mexico)†(b)	5.25%	3/25/2024	400	426,800
Israel Chemicals Ltd. (Israel)†(b)	4.50%	12/2/2024	375	382,950
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	182	197,491
Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	205	216,172
Montell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	574	792,091
NewMarket Corp.	4.10%	12/15/2022	135	140,376
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	455	462,394
OCP SA (Morocco)†(b)	6.875%	4/25/2044	200	224,250
Total				3,378,721

Communications Services 0.05%

CenturyLink, Inc.	6.875%	1/15/2028	183	191,235

Communications Technology 0.17%

Motorola Solutions, Inc.	3.75%	5/15/2022	588	602,782

Computer Hardware 0.02%

Dell, Inc.	7.10%	4/15/2028	70	76,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.28%

Aspect Software, Inc.	10.625%	5/15/2017	$156	$136,500
First Data Corp.	11.75%	8/15/2021	505	586,431
SunGard Data Systems, Inc.	7.375%	11/15/2018	269	280,096
Total				1,003,027

Construction/Homebuilding 0.09%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	200	163,500
Odebrecht Finance Ltd.†	7.125%	6/26/2042	200	167,250
Total				330,750

Consumer Products 0.11%

Tupperware Brands Corp.	4.75%	6/1/2021	375	406,136

Containers 0.28%

Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	200	205,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	96	110,400
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	402	387,930
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	300	309,375
Total				1,013,205

Data Product, Equipment & Communications 0.22%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	740	785,363

Diversified 0.21%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	570	560,025
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(b)	3.625%	10/31/2024	200	205,305
Total				765,330

Drugs 0.32%

Actavis Funding SCS (Luxembourg)(b)	4.55%	3/15/2035	375	392,140
Express Scripts Holding Co.	6.125%	11/15/2041	508	645,203
Valeant Pharmaceuticals International, Inc.†	7.00%	10/1/2020	128	134,240
Total				1,171,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.96%

AES El Salvador Trust II (Panama)†(b)	6.75%	3/28/2023	$260	$232,700
Appalachian Power Co.	7.00%	4/1/2038	179	256,025
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	100	108,768
E.CL SA (Chile)†(b)	4.50%	1/29/2025	200	207,395
Entergy Corp.	5.125%	9/15/2020	547	609,016
Exelon Generation Co. LLC	4.25%	6/15/2022	890	940,533
Oncor Electric Delivery Co. LLC†	3.75%	4/1/2045	146	146,961
PPL Energy Supply LLC	4.60%	12/15/2021	99	90,950
PPL WEM Holdings Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	442	509,379
Red Oak Power LLC	8.54%	11/30/2019	84	89,726
Texas-New Mexico Power Co.†	9.50%	4/1/2019	212	269,769
Total				3,461,222

Electronics 0.12%

PerkinElmer, Inc.	5.00%	11/15/2021	402	444,790

Electronics: Semi-Conductors/Components 0.22%

KLA-Tencor Corp.	4.65%	11/1/2024	740	778,642

Energy Equipment & Services 0.49%

Cameron International Corp.	7.00%	7/15/2038	166	207,135
Energy Transfer Partners LP	6.625%	10/15/2036	123	146,743
Energy Transfer Partners LP	7.50%	7/1/2038	497	630,033
Energy Transfer Partners LP	9.00%	4/15/2019	308	380,913
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	407,192
Total				1,772,016

Engineering & Contracting Services 0.09%

China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	320	329,168

Entertainment 0.42%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	608	633,840
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	198	207,405
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	150	152,531
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	125	132,188
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	355	383,400
Total				1,509,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.50%

Air Lease Corp.	3.875%	4/1/2021	$131	$135,585
Air Lease Corp.	4.25%	9/15/2024	616	636,020
Bank of America Corp.	4.20%	8/26/2024	903	935,298
Bank of America Corp.	4.25%	10/22/2026	566	585,105
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	284	298,771
General Electric Capital Corp.	6.75%	3/15/2032	1,718	2,382,907
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	209	215,793
Lender Processing Services, Inc.	5.75%	4/15/2023	681	724,979
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	205	210,875
Rio Oil Finance Trust Series 2014-1 (Brazil)†(b)	6.25%	7/6/2024	450	411,309
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	791	1,043,709
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	768	841,528
SUAM Finance BV (Curacao)†(b)	4.875%	4/17/2024	379	393,212
Western Union Co. (The)	3.35%	5/22/2019	202	210,300
Total				9,025,391

Financial: Miscellaneous 0.23%

Banque Centrale de Tunisie SA (Tunisia)†(b)	5.75%	1/30/2025	400	405,000
NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024	131	138,006
Wells Fargo Bank NA	5.85%	2/1/2037	234	302,920
Total				845,926

Food 0.61%

Flowers Foods, Inc.	4.375%	4/1/2022	283	303,295
Gruma SAB de CV (Mexico)†(b)	4.875%	12/1/2024	200	211,750
H.J. Heinz Finance Co.	6.75%	3/15/2032	133	164,654
H.J. Heinz Finance Co.†	7.125%	8/1/2039	374	500,225
JM Smucker Co. (The)†	4.25%	3/15/2035	468	486,368
US Foods, Inc.	8.50%	6/30/2019	498	524,145
Total				2,190,437

Gaming 0.41%

Activision Blizzard, Inc.†	6.125%	9/15/2023	557	608,522
CCM Merger, Inc.†	9.125%	5/1/2019	213	233,235
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	301	301,753
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	300	316,875
Total				1,460,385

Health Care 0.15%

Zoetis, Inc.	3.25%	2/1/2023	525	524,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.67%

Forest Laboratories, Inc.†	4.375%	2/1/2019	$918	$984,225
Forest Laboratories, Inc.†	5.00%	12/15/2021	943	1,050,079
Zimmer Holdings, Inc.	4.25%	8/15/2035	354	365,889
Total				2,400,193

Health Care Services 0.67%

DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	431	452,819
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	218	229,445
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	763	843,115
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	87	92,098
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	389	416,230
Senior Housing Properties Trust	6.75%	12/15/2021	340	395,976
Total				2,429,683

Industrial Products 0.05%

KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	200	193,500

Insurance 0.61%

CNO Financial Group, Inc.†	6.375%	10/1/2020	234	248,040
Markel Corp.	7.125%	9/30/2019	142	170,176
Symetra Financial Corp.†	6.125%	4/1/2016	250	259,952
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,070	1,210,911
Willis North America, Inc.	7.00%	9/29/2019	274	321,410
Total				2,210,489

Investment Management Companies 0.01%

Lazard Group LLC	6.85%	6/15/2017	32	35,569

Leasing 0.42%

Aviation Capital Group Corp.†	6.75%	4/6/2021	348	396,533
Aviation Capital Group Corp.†	7.125%	10/15/2020	976	1,135,821
Total				1,532,354

Leisure 0.42%

Carnival plc	7.875%	6/1/2027	277	363,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure (continued)

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	$667	$790,395
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	339	352,560
Total				1,506,583

Lodging 0.77%

Host Hotels & Resorts LP	5.25%	3/15/2022	1,585	1,765,780
Hyatt Hotels Corp.†	6.875%	8/15/2019	382	449,058
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	300	313,163
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	269	257,567
Total				2,785,568

Machinery: Agricultural 0.57%

Imperial Tobacco Finance plc (United Kingdom)†(b)	3.50%	2/11/2023	200	203,420
Lorillard Tobacco Co.	6.875%	5/1/2020	631	752,901
Lorillard Tobacco Co.	8.125%	6/23/2019	215	263,188
Lorillard Tobacco Co.	8.125%	5/1/2040	78	112,417
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	656	738,784
Total				2,070,710

Machinery: Industrial/Specialty 0.03%

Honghua Group Ltd. (China)†(b)	7.45%	9/25/2019	200	112,000

Machinery: Oil Well Equipment & Services 0.01%

National Oilwell Varco, Inc.	6.125%	8/15/2015	42	42,019

Manufacturing 0.08%

Hillenbrand, Inc.	5.50%	7/15/2020	50	54,801
Trinity Industries, Inc.	4.55%	10/1/2024	238	239,719
Total				294,520

Media 0.94%

21st Century Fox America, Inc.	6.20%	12/15/2034	106	135,814
21st Century Fox America, Inc.	6.90%	8/15/2039	633	868,809
Discovery Communications LLC	6.35%	6/1/2040	536	664,416
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	600	609,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Time Warner, Inc.	7.625%	4/15/2031	$471	$660,268
Viacom, Inc.	4.85%	12/15/2034	419	434,219
Videotron Ltd. (Canada)(b)	9.125%	4/15/2018	11	11,220
Total				3,384,526

Metals & Minerals: Miscellaneous 0.32%

Barrick Gold Corp. (Canada)(b)	4.10%	5/1/2023	560	553,386
Goldcorp, Inc. (Canada)(b)	5.45%	6/9/2044	259	271,022
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	255	253,725
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	69	71,156
Total				1,149,289

Natural Gas 0.64%

Bill Barrett Corp.	7.625%	10/1/2019	499	471,555
Fermaca Enterprises S de RL de CV (Mexico)†(b)	6.375%	3/30/2038	447	470,184
GNL Quintero SA (Chile)†(b)	4.634%	7/31/2029	200	208,289
Kinder Morgan, Inc.	7.75%	1/15/2032	192	237,501
Kinder Morgan, Inc.	7.80%	8/1/2031	166	203,836
Kinder Morgan, Inc.	8.05%	10/15/2030	76	93,894
Southern Star Central Corp.†	5.125%	7/15/2022	288	297,360
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,090
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	87	112,810
Transportadora de Gas del Peru SA (Peru)†(b)	4.25%	4/30/2028	200	199,940
Total				2,297,459

Oil 1.36%

Afren plc (United Kingdom)†(b)	6.625%	12/9/2020	250	116,250
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	190	204,001
Canadian Oil Sands Ltd. (Canada)†(b)	7.90%	9/1/2021	128	136,973
Chaparral Energy, Inc.	8.25%	9/1/2021	201	140,700
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	5.082%	12/30/2023	76	76,593
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	5.412%	12/30/2025	137	138,300
Ecopetrol SA (Colombia)(b)	5.875%	9/18/2023	250	269,000
Ecopetrol SA (Colombia)(b)	5.875%	5/28/2045	100	93,545
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(b)	7.50%	2/11/2020	600	468,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	242	252,890
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	50	52,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

KazMunayGas National Co. JSC (Kazakhstan)†(b)	4.875%	5/7/2025	$200	$173,500
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	100	98,500
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	86	79,980
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	275	260,562
Petroleos de Venezuela SA (Venezuela)†(b)	6.00%	11/15/2026	145	45,893
Petroleos de Venezuela SA (Venezuela)†(b)	8.50%	11/2/2017	170	112,625
Petroleos Mexicanos (Mexico)†(b)	4.25%	1/15/2025	50	50,802
Pioneer Energy Services Corp.	6.125%	3/15/2022	82	64,370
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	1,016	1,022,069
SEACOR Holdings, Inc.	7.375%	10/1/2019	138	142,830
Valero Energy Corp.	10.50%	3/15/2039	330	542,189
Whiting Canadian Holding Co. ULC	8.125%	12/1/2019	355	373,637
Total				4,915,209

Oil: Crude Producers 1.34%

Apache Corp.	6.00%	1/15/2037	315	377,262
Enbridge Energy Partners LP	9.875%	3/1/2019	459	578,503
Enterprise Products Operating LLC	7.55%	4/15/2038	561	793,152
Kerr-McGee Corp.	7.125%	10/15/2027	142	184,005
Kerr-McGee Corp.	7.875%	9/15/2031	282	385,186
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	365	396,025
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	160	174,400
Ruby Pipeline LLC†	6.00%	4/1/2022	534	575,692
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	200	207,500
Sabine Pass LNG LP	6.50%	11/1/2020	301	313,040
Southeast Supply Header LLC†	4.25%	6/15/2024	416	424,243
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.70%	3/20/2022	420	443,100
Total				4,852,108

Oil: Integrated Domestic 0.62%

El Paso Pipeline Partners Operating Co. LLC	7.50%	11/15/2040	175	219,553
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.625%	5/1/2021	71	75,082
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.75%	2/1/2022	506	537,625
Kinder Morgan Energy Partners LP	5.40%	9/1/2044	465	483,549
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	45	53,487
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	201	243,432
Rowan Cos., Inc.	7.875%	8/1/2019	555	619,508
Total				2,232,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International 0.75%

Eni SpA (Italy)†(b)	5.70%	10/1/2040	$1,100	$1,208,001
Petrobras Global Finance BV (Netherlands)(b)	6.875%	1/20/2040	2	1,827
Petroleos Mexicanos (Mexico)(b)	5.50%	6/27/2044	35	35,481
Petroleos Mexicanos (Mexico)(b)	6.375%	1/23/2045	80	89,640
Transocean, Inc.	6.375%	12/15/2021	660	556,875
Weatherford International Ltd.	9.875%	3/1/2039	702	823,176
Total				2,715,000

Paper & Forest Products 0.52%

Georgia-Pacific LLC	8.875%	5/15/2031	1,158	1,752,599
Kimberly-Clark de Mexico SAB de CV (Mexico)†(b)	3.80%	4/8/2024	100	105,388
Total				1,857,987

Real Estate Investment Trusts 1.57%

ARC Properties Operating Partnership LP	3.00%	2/6/2019	1,293	1,259,692
CBRE Services, Inc.	5.25%	3/15/2025	258	277,995
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	320	318,012
China South City Holdings Ltd. (Hong Kong)(b)	8.25%	1/29/2019	200	190,930
EPR Properties	5.25%	7/15/2023	691	747,111
EPR Properties	7.75%	7/15/2020	456	553,441
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	548	619,887
Hospitality Properties Trust	4.65%	3/15/2024	375	389,324
Iron Mountain, Inc.	6.00%	8/15/2023	182	192,465
Iron Mountain, Inc.	8.375%	8/15/2021	76	79,325
Kilroy Realty LP	6.625%	6/1/2020	864	1,021,087
Total				5,649,269

Retail 1.27%

Amazon.com, Inc.	4.80%	12/5/2034	1,733	1,906,627
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	579	509,520
DBP Holding Corp.†	7.75%	10/15/2020	149	134,845
El Puerto de Liverpool SAB de CV (Mexico)†(b)	3.95%	10/2/2024	430	435,891
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	63	64,575
QVC, Inc.†	7.375%	10/15/2020	1,187	1,234,480
SACI Falabella (Chile)†(b)	4.375%	1/27/2025	200	206,944
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	97	105,120
Total				4,598,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Savings & Loan 0.22%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	$714	$798,405

Steel 0.46%

Allegheny Technologies, Inc.	6.375%	8/15/2023	1,048	1,127,910
Allegheny Technologies, Inc.	9.375%	6/1/2019	290	348,725
GTL Trade Finance, Inc.†	7.25%	4/16/2044	200	184,000
Total				1,660,635

Technology 0.61%

Alibaba Group Holding Ltd. (China)†(b)	3.60%	11/28/2024	680	683,547
Tencent Holdings Ltd. (China)†(b)	3.375%	5/2/2019	510	528,928
VeriSign, Inc.	4.625%	5/1/2023	981	983,453
Total				2,195,928

Telecommunications 2.03%

Altice Financing SA (Luxembourg)†(b)	6.50%	1/15/2022	225	231,469
AT&T, Inc.	6.30%	1/15/2038	300	360,329
AT&T, Inc.	6.50%	9/1/2037	385	473,102
Bharti Airtel International Netherlands BV (Netherlands)†(b)	5.125%	3/11/2023	200	217,155
Bharti Airtel International Netherlands BV (Netherlands)†(b)	5.35%	5/20/2024	330	365,062
Block Communications, Inc.†	7.25%	2/1/2020	195	199,387
Consolidated Communications, Inc.	10.875%	6/1/2020	505	572,544
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	200	183,500
ENTEL Chile SA (Chile)†(b)	4.75%	8/1/2026	480	494,351
Frontier Communications Corp.	9.25%	7/1/2021	760	884,450
GTE Corp.	6.94%	4/15/2028	1,606	2,058,168
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	200	196,800
MTN Mauritius Investments Ltd. (Mauritius)†(b)	4.755%	11/11/2024	200	201,900
Turk Telekomunikasyon AS (Turkey)†(b)	4.875%	6/19/2024	600	598,500
Verizon Communications, Inc.	5.85%	9/15/2035	250	296,531
Total				7,333,248

Textile Products 0.09%

Mohawk Industries, Inc.	6.125%	1/15/2016	310	321,857

Tobacco 0.23%

Altria Group, Inc.	9.95%	11/10/2038	476	828,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.12%

Marquette Transportation Co. LLC/Marquette Transportation Finance Corp.	10.875%	1/15/2017	$197	$204,141
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.875%	8/12/2020	200	212,500
Total				416,641

Utilities 0.53%

Aquarion Co.†	4.00%	8/15/2024	650	659,216
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	375	384,360
Public Service Co. of New Mexico	7.95%	5/15/2018	179	210,290
Williams Cos., Inc. (The)	8.75%	3/15/2032	538	645,395
Total				1,899,261

Utilities: Electrical 0.13%

Tennessee Valley Authority	3.50%	12/15/2042	440	450,264
Total Corporate Bonds (cost $114,225,393)				116,081,182

FOREIGN GOVERNMENT OBLIGATIONS 3.75%

Bermuda 0.03%

Government of Bermuda†	5.603%	7/20/2020	100	111,000

Brazil 0.16%

Federal Republic of Brazil(b)	4.25%	1/7/2025	400	392,500
Federal Republic of Brazil(b)	5.00%	1/27/2045	200	186,000
Total				578,500

Chile 0.10%

Republic of Chile(b)	3.125%	3/27/2025	356	374,690

Colombia 0.07%

Republic of Colombia(b)	4.00%	2/26/2024	236	243,906

Croatia 0.06%

Croatia Government Bond†(b)	6.00%	1/26/2024	200	222,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Dominican Republic 0.15%

Dominican Republic†(b)	5.50%	1/27/2025	$300	$311,250
Dominican Republic†(b)	6.60%	1/28/2024	200	218,000
Total				529,250

El Salvador 0.08%

Republic of Salvador†(b)	6.375%	1/18/2027	274	275,370

Ethiopia 0.05%

Republic of Ethiopia†(b)	6.625%	12/11/2024	200	195,000

Gabon 0.05%

Gabonese Republic†(b)	6.375%	12/12/2024	200	189,500

Ghana 0.11%

Republic of Ghana†(b)	7.875%	8/7/2023	400	381,248

Honduras 0.12%

Honduras Government†(b)	7.50%	3/15/2024	400	429,000

Hungary 0.13%

Hungary Government Bond(b)	5.375%	3/25/2024	418	469,727
Hungary Government Bond(b)	5.75%	11/22/2023	2	2,310
Total				472,037

Indonesia 0.27%

Perusahaan Penerbit SBSN†(b)	3.30%	11/21/2022	200	198,000
Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	200	210,850
Republic of Indonesia†(b)	5.875%	1/15/2024	250	289,687
Republic of Indonesia†(b)	6.75%	1/15/2044	200	256,250
Total				954,787

Ivory Coast 0.06%

Ivory Coast Bond†(b)	6.375%	3/3/2028	200	201,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Kazakhstan 0.05%

Republic of Kazakhstan†(b)	4.875%	10/14/2044	$200	$172,865

Latvia 0.08%

Republic of Latvia†(b)	5.25%	6/16/2021	258	297,990

Lithuania 0.20%

Republic of Lithuania†(b)	7.375%	2/11/2020	592	728,799

Mexico 0.27%

United Mexican States(b)	4.00%	10/2/2023	664	703,342
United Mexican States(b)	5.55%	1/21/2045	243	285,525
Total				988,867

Panama 0.12%

Republic of Panama(b)	4.00%	9/22/2024	200	210,500
Republic of Panama(b)	6.70%	1/26/2036	64	84,160
Republic of Panama(b)	8.875%	9/30/2027	100	148,000
Total				442,660

Paraguay 0.14%

Republic of Paraguay†(b)	4.625%	1/25/2023	500	520,000

Philippines 0.30%

Republic of Philippines(b)	3.95%	1/20/2040	200	213,250
Republic of Philippines(b)	4.20%	1/21/2024	428	480,430
Republic of Philippines(b)	7.50%	9/25/2024	200	266,750
Republic of Philippines(b)	9.50%	10/21/2024	92	138,408
Total				1,098,838

Poland 0.09%

Republic of Poland(b)	4.00%	1/22/2024	291	320,973

Romania 0.07%

Romanian Government Bond†(b)	6.125%	1/22/2044	194	247,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Russia 0.05%

Russia Eurobonds†(b)	4.875%	9/16/2023	$200	$193,440

Slovenia 0.13%

Republic of Slovenia†(b)	5.25%	2/18/2024	400	461,100

South Africa 0.10%

Republic of South Africa(b)	4.665%	1/17/2024	122	129,625
Republic of South Africa(b)	5.875%	9/16/2025	200	229,640
Total				359,265

Trinidad And Tobago 0.06%

Republic of Trinidad & Tobago†(b)	4.375%	1/16/2024	200	214,000

Turkey 0.43%

Republic of Turkey(b)	5.625%	3/30/2021	440	483,450
Republic of Turkey(b)	5.75%	3/22/2024	960	1,072,416
Total				1,555,866

Uruguay 0.13%

Republic of Uruguay(b)	4.50%	8/14/2024	415	451,313

Venezuela 0.03%

Republic of Venezuela(b)	9.375%	1/13/2034	261	97,092

Vietnam 0.06%

Republic of Vietnam†(b)	4.80%	11/19/2024	200	209,250
Total Foreign Government Obligations (cost $13,289,362)				13,517,177

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.48%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.384%#	2/25/2032	2,986	601,611
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	81	81,809
Government National Mortgage Assoc. 2015-47 AE(a)	2.90%	11/16/2055	1,493	1,515,045
Government National Mortgage Assoc. 2015-48 AS(a)	2.90%	2/16/2049	1,050	1,066,447
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,251,757)				3,264,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 15.28%

Federal Home Loan Mortgage Corp.	2.156%#	6/1/2043	$1,399	$1,431,392
Federal Home Loan Mortgage Corp.	3.113%#	10/1/2044	1,789	1,861,216
Federal Home Loan Mortgage Corp.	3.161%#	7/1/2044	663	690,376
Federal Home Loan Mortgage Corp.	3.215%#	6/1/2044	857	893,994
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	1,448	1,579,098
Federal Home Loan Mortgage Corp.	4.50%	7/1/2039	1,962	2,140,153
Federal Home Loan Mortgage Corp.	5.00%	9/1/2019 - 6/1/2026	648	688,528
Federal National Mortgage Assoc.	2.805%#	11/1/2044	489	506,890
Federal National Mortgage Assoc.(c)	3.00%	TBA	14,884	15,292,350
Federal National Mortgage Assoc.(c)	3.50%	TBA	2,745	2,876,567
Federal National Mortgage Assoc.(c)	4.00%	TBA	1,338	1,428,524
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 6/1/2043	5,256	5,632,636
Federal National Mortgage Assoc.	4.50%	4/1/2040 - 1/1/2043	12,236	13,389,010
Federal National Mortgage Assoc.(c)	4.50%	TBA	3,975	4,326,230
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 9/1/2036	2,127	2,410,916
Total Government Sponsored Enterprises Pass-Throughs (cost $54,939,829)				55,147,880

MUNICIPAL BONDS 0.46%

Electric Revenue Bonds 0.10%

American Municipal Power, Inc.	7.834%	2/15/2041	235	352,810

Power 0.16%

Municipal Elec Auth of Georgia	7.055%	4/1/2057	507	601,682

Toll Roads 0.20%

Metropolitan Washington Arpt	7.462%	10/1/2046	230	331,929
North Texas Tollway Auth	8.91%	2/1/2030	320	393,268
Total				725,197
Total Municipal Bonds (cost $1,501,072)				1,679,689

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.52%

Barclays Commercial Mortgage Securities Trust 2013-TYSN E†	3.708%	9/5/2032	500	500,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns ALT-A Trust 2004-8 1A	0.871%#	9/25/2034	$114	$111,253
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.685%#	10/10/2047	300	316,358
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%	4/15/2047	165	176,662
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	593	613,237
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.469%#	8/10/2047	762	60,073
Commercial Mortgage Pass-Through Certificates 2014-CR20 AM	3.938%	11/10/2047	152	163,020
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(b)	0.376%#	12/20/2054	37	36,899
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%	12/10/2030	900	913,853
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 AS	4.065%	11/15/2047	650	704,667
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.048%#	6/15/2038	240	252,757
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	13	12,364
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	28	27,794
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%	10/25/2036	34	30,317
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C	4.325%#	2/15/2046	45	46,878
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	83	83,905
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	92	91,983
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	17	16,600
UBS-BAMLL Trust 2012-WRM E†	4.238%#	6/10/2030	595	577,974
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	200	216,481
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%#	3/18/2028	370	361,301
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.436%#	7/15/2046	364	352,113
Wells Fargo Commercial Mortgage Trust 2014-LC18 AS	3.808%	12/15/2047	875	927,929
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	3.719%	4/15/2050	402	413,845
WF-RBS Commercial Mortgage Trust 2014-C25 AS	3.984%#	11/15/2047	300	323,270
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%#	11/15/2047	215	231,492
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,237,421)				7,563,347

U.S. TREASURY OBLIGATIONS 31.01%

U.S. Treasury Bond	3.00%	11/15/2044	11,675	12,794,154
U.S. Treasury Note	0.25%	4/15/2016	24,526	24,514,497
U.S. Treasury Note	0.50%	7/31/2017	20,475	20,398,219
U.S. Treasury Note	0.625%	2/15/2017	7,686	7,699,212
U.S. Treasury Note	1.25%	11/30/2018	6,004	6,033,084
U.S. Treasury Note	1.375%	3/31/2020	25,975	25,981,078
U.S. Treasury Note	2.00%	2/15/2025	7,578	7,626,545
U.S. Treasury Note	2.125%	12/31/2015	6,760	6,855,593
Total U.S. Treasury Obligations (cost $111,364,769)				111,902,382
Total Long-Term Investments (cost $375,196,193)				$378,569,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.76%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2015, Zero Coupon due 4/1/2015 with Fixed Income Clearing Corp. collateralized by $9,420,000 of U.S. Treasury Note at 3.50% due 2/15/2018; value: $10,159,216; proceeds: $9,955,478 (cost $9,955,478)			$9,955	$9,955,478
Total Investments in Securities 107.67% (cost $385,151,671)				388,524,728
Liabilities in Excess of Other Assets(d) (7.67%)				(27,671,803)
Net Assets 100.00%				$360,852,925

IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2015.
(a)	Securities purchased on a when-issued basis (See Note 2(h)).
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Ultra Long U.S. Treasury Bond	June 2015	16	Long	$2,718,000	$81,987
U.S. 5-Year Treasury Note	June 2015	329	Long	39,549,399	492,921
Totals				$42,267,399	$574,908

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2015	229	Short	$(29,519,531)	$(195,410)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$69,412,681	$—	$69,412,681
Corporate Bonds	—	116,081,182	—	116,081,182
Foreign Government Obligations	—	13,517,177	—	13,517,177
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	3,264,912	—	3,264,912
Government Sponsored Enterprises Pass-Throughs	—	55,147,880	—	55,147,880
Municipal Bonds	—	1,679,689	—	1,679,689
Non-Agency Commercial Mortgage-Backed Securities	—	7,563,347	—	7,563,347
U.S. Treasury Obligations	—	111,902,382	—	111,902,382
Repurchase Agreement	—	9,955,478	—	9,955,478
Total	$—	$388,524,728	$—	$388,524,728
Other Financial Instruments
Futures Contracts
Assets	$574,908	$—	$—	$574,908
Liabilities	(195,410)	—	—	(195,410)
Total	$379,498	$—	$—	$379,498

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value
COMMON STOCKS 101.99%

Banks 9.35%

Bank of Hawaii Corp.	81	$4,958
Citizens Financial Group, Inc.	170	4,102
City National Corp.	8	713
East West Bancorp, Inc.	131	5,300
First Republic Bank	67	3,825
PacWest Bancorp	127	5,955
Signature Bank*	50	6,479
Western Alliance Bancorp*	188	5,572
Total		36,904

Capital Markets 2.21%

Ares Management LP	161	2,985
Moelis & Co. Class A	55	1,657
Raymond James Financial, Inc.	72	4,088
Total		8,730

Commercial Services & Supplies 1.01%

KAR Auction Services, Inc.	105	3,983

Communications Equipment 0.09%

ARRIS Group, Inc.*	12	347

Construction & Engineering 1.81%

AECOM*	88	2,712
Jacobs Engineering Group, Inc.*	98	4,426
Total		7,138

Containers & Packaging 4.26%

Berry Plastics Group, Inc.*	173	6,261
Rock-Tenn Co. Class A	86	5,547
Sealed Air Corp.	110	5,011
Total		16,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value
Diversified Telecommunication Services 1.15%

Zayo Group Holdings, Inc.*	163	$4,558

Electric: Utilities 2.63%

ITC Holdings Corp.	126	4,716
Portland General Electric Co.	153	5,675
Total		10,391

Electronic Equipment, Instruments & Components 0.84%

Amphenol Corp. Class A	56	3,300

Energy Equipment & Services 1.59%

Bristow Group, Inc.	54	2,940
Helix Energy Solutions Group, Inc.*	69	1,032
Helmerich & Payne, Inc.	34	2,315
Total		6,287

Food Products 2.50%

Bunge Ltd.	27	2,224
Pinnacle Foods, Inc.	187	7,631
Total		9,855

Health Care Equipment & Supplies 0.63%

Align Technology, Inc.*	46	2,474

Health Care Providers & Services 4.82%

Amsurg Corp.*	86	5,291
Community Health Systems, Inc.*	49	2,562
ExamWorks Group, Inc.*	122	5,077
MEDNAX, Inc.*	61	4,423
Team Health Holdings, Inc.*	29	1,697
Total		19,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.68%

Bloomin’ Brands, Inc.	160	$3,893
Sonic Corp.	87	2,758
Total		6,651

Household Durables 3.35%

Jarden Corp.*	159	8,411
Lennar Corp. Class A	93	4,818
Total		13,229

Information Technology Services 8.82%

Acxiom Corp.*	209	3,864
Amdocs Ltd.	77	4,189
Cardtronics, Inc.*	105	3,948
Fidelity National Information Services, Inc.	88	5,989
IGATE Corp.*	119	5,077
MAXIMUS, Inc.	96	6,409
Vantiv, Inc. Class A*	142	5,353
Total		34,829

Insurance 7.15%

Arch Capital Group Ltd.*	117	7,207
Hartford Financial Services Group, Inc. (The)	148	6,189
HCC Insurance Holdings, Inc.	167	9,464
Markel Corp.*	7	5,383
Total		28,243

Internet Software & Services 2.57%

Akamai Technologies, Inc.*	143	10,159

Leisure Products 0.91%

Brunswick Corp.	70	3,602

Life Sciences Tools & Services 2.74%

PerkinElmer, Inc.	128	6,546
Quintiles Transnational Holdings, Inc.*	64	4,286
Total		10,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value
Machinery 4.65%

Rexnord Corp.*	109	$2,909
Snap-on, Inc.	34	5,000
WABCO Holdings, Inc.*	53	6,513
Xylem, Inc.	113	3,957
Total		18,379

Media 2.00%

AMC Networks, Inc. Class A*	44	3,372
New York Times Co. (The) Class A	328	4,513
Total		7,885

Metals & Mining 2.29%

Allegheny Technologies, Inc.	135	4,051
Reliance Steel & Aluminum Co.	82	5,009
Total		9,060

Multi-Utilities 1.72%

CMS Energy Corp.	194	6,773

Oil, Gas & Consumable Fuels 1.83%

Cimarex Energy Co.	14	1,611
EQT Corp.	31	2,569
Rice Energy, Inc.*	140	3,047
Total		7,227

Pharmaceuticals 1.44%

Actavis plc*	8	2,381
Prestige Brands Holdings, Inc.*	77	3,303
Total		5,684

Professional Services 1.13%

Robert Half International, Inc.	74	4,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value
Real Estate Investment Trusts 5.81%

American Campus Communities, Inc.	144	$6,173
BioMed Realty Trust, Inc.	122	2,765
Camden Property Trust	27	2,109
Federal Realty Investment Trust	47	6,919
Highwoods Properties, Inc.	109	4,990
Total		22,956

Real Estate Management & Development 0.81%

Realogy Holdings Corp.*	70	3,184

Road & Rail 4.05%

Genesee & Wyoming, Inc. Class A*	44	4,243
Old Dominion Freight Line, Inc.*	50	3,865
Ryder System, Inc.	83	7,876
Total		15,984

Semiconductors & Semiconductor Equipment 4.27%

Lam Research Corp.	50	3,512
Marvell Technology Group Ltd.	504	7,409
Synaptics, Inc.*	73	5,935
Total		16,856

Software 0.69%

Rovi Corp.*	149	2,713

Specialty Retail 4.26%

American Eagle Outfitters, Inc.	183	3,126
CST Brands, Inc.	29	1,271
Penske Automotive Group, Inc.	41	2,111
Sally Beauty Holdings, Inc.*	180	6,187
Urban Outfitters, Inc.*	90	4,108
Total		16,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2015

Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods 2.37%

PVH Corp.	33	$3,517
Steven Madden Ltd.*	154	5,852
Total		9,369

Thrifts & Mortgage Finance 1.13%

Essent Group Ltd.*	186	4,447

Trading Companies & Distributors 1.86%

United Rentals, Inc.*	28	2,552
Watsco, Inc.	38	4,777
Total		7,329

Water Utilities 1.57%

American Water Works Co., Inc.	114	6,180
Total Investments in Common Stock 101.99% (cost $332,737)		402,688
Liabilities in Excess of Cash and Other Assets (1.99)%		(7,855)
Net Assets 100%		$394,833

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2015

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$402,688	$—	$—	$402,688
Total	$402,688	$—	$—	$402,688

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following thirteen portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Short Duration Income is to seek a high level of income consistent with preservation of capital. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Bond Debenture, Short Duration Income and Total Return may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(i)	Mortgage Dollar Rolls-Bond Debenture and Total Return may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)	Floating Rate Loans-Bond Debenture, Short Duration Income and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2015, Bond Debenture had the following unfunded loan commitment:

Security Name
UC Holdings, Inc. Initial Term Loan	$ 112,809

(k)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture and Short Duration Income entered into forward foreign currency exchange contracts during the period ended March 31, 2015 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Bond Debenture, Short Duration Income and Total Return entered into U.S. Treasury futures contracts and Calibrated Dividend Growth entered into E-Mini S&P 500 index futures, during the period ended March 31, 2015 (as described in note 2(e)) to hedge against changes in interest rates and to manage cash. Bond Debenture and Short Duration Income bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2015, Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

	Bond Debenture Portfolio		Calibrated Dividend Growth Portfolio
		Foreign
	Interest Rate	Currency		Interest Rate
Asset Derivatives	Contracts	Contracts		Contracts
Forward Foreign Currency Exchange Contracts	—	$253,499	—	—
Futures Contracts	—	—	—	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$41,143	—	—
Futures Contracts	$209,195	—	—	$3,527

	Short Duration Income Portfolio		Total Return Portfolio
		Foreign
	Interest Rate	Currency		Interest Rate
Asset Derivatives	Contracts	Contracts		Contracts
Forward Foreign Currency Exchange Contracts	—	$159	—	—
Futures Contracts	$8,061	—	—	$574,908
Liability Derivatives
Futures Contracts	$3,560	—	—	$195,410

Notes to Schedule of Investments (unaudited)(concluded)

4. FEDERAL TAX INFORMATION

As of March 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$951,700,736	$107,697,676	$36,764,214
Gross unrealized gain	41,281,592	10,772,547	6,749,992
Gross unrealized loss	(10,852,912)	(3,245,321)	(324,693)
Net unrealized security gain	$30,428,680	$7,527,226	$6,425,299

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$22,063,897	$380,510,742	$798,513,052
Gross unrealized gain	2,630,320	23,981,308	71,260,757
Gross unrealized loss	(330,619)	(11,089,182)	(26,543,903)
Net unrealized security gain	$2,299,701	$12,892,126	$44,716,854

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$101,844,356	$58,244,717	$49,573,936
Gross unrealized gain	14,087,803	3,421,980	6,986,619
Gross unrealized loss	(1,143,253)	(2,758,981)	(3,126,315)
Net unrealized security gain	$12,944,550	$662,999	$3,860,304

	Mid Cap Stock	Short Duration	Total Return
Tax cost	$340,567,299	$10,308,088	$386,073,993
Gross unrealized gain	82,467,329	39,089	4,075,874
Gross unrealized loss	(7,595,744)	(115,047)	(1,625,139)
Net unrealized security gain/(loss)	$74,871,585	$(75,958)	$2,450,735

	Value Opportunities
Tax cost	$333,128
Gross unrealized gain	76,300
Gross unrealized loss	(6,740)
Net unrealized security gain	$69,560

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization of premium.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 28, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 28, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 28, 2015